Nationwide® VLI Separate Account-2 December 31, 2006

2006

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

VLOB–12–12/06

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:
Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue) 99,108 shares (cost $1,219,268)	$1,324,084

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 2,599 shares (cost $66,911)	68,147

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares (AIMCapDev) 21,523 shares (cost $365,095)	396,663

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A (AlVPGrIncA) 39,088 shares (cost $945,039)	1,062,792

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A (AlVPSmMdCpA) 67,661 shares (cost $1,101,802)	1,223,308

American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 666,538 shares (cost $4,258,083)	5,019,033

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 1,316,687 shares (cost $10,205,076)	14,430,891

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 431,476 shares (cost $2,691,752)	3,723,641

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInfPro2) 85,676 shares (cost $889,641)	863,616

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 1,008,588 shares (cost $6,005,764)	10,206,914

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 218,008 shares (cost $1,910,469)	2,206,244

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV) 49,938 shares (cost $663,299)	673,667

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 53,665 shares (cost $542,117)	538,799

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 1,678,985 shares (cost $12,814,521)	14,674,330

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista) 2,602 shares (cost $39,863)	40,960

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 63,972 shares (cost $791,226)	937,831

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 555,598 shares (cost $5,120,406)	7,633,917

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 728,392 shares (cost $8,700,087)	11,362,920

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 115,534 shares (cost $1,864,006)	2,147,771

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 304,269 shares (cost $9,774,597)	8,656,446

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 2,112,146 shares (cost $63,900,585)	76,354,090

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 144,152 shares (cost $4,808,595)	6,133,683

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 8,873 shares (cost $364,235)	$372,946

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 93,352 shares (cost $1,789,634)	2,314,188

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead) 9,409 shares (cost $183,178)	202,765

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp) 1,396 shares (cost $8,375)	9,462

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 120,509 shares (cost $1,356,053)	1,360,552

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 3,029,296 shares (cost $69,983,059)	79,367,560

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 2,196,186 shares (cost $95,192,474)	78,777,184

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 3,142,892 shares (cost $20,336,216)	19,957,367

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 721,060 shares (cost $9,200,409)	17,283,816

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 216,467 shares (cost $4,428,554)	5,158,415

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 1,291,367 shares (cost $19,627,784)	20,287,377

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 2,252,980 shares (cost $56,211,316)	70,901,272

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 266,583 shares (cost $3,316,867)	3,380,269

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 218,126 shares (cost $3,184,661)	3,961,161

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 274,034 shares (cost $8,671,117)	9,478,821

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 124,032 shares (cost $1,521,159)	1,664,511

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 209,627 shares (cost $4,275,001)	3,978,714

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 20,103 shares (cost $227,510)	232,791

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 29,840 shares (cost $323,526)	360,766

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 29,379 shares (cost $361,876)	365,473

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 18,885 shares (cost $312,460)	327,848

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 214,186 shares (cost $3,820,625)	4,472,194

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1 (FrVIPSmCapV1) 182,003 shares (cost $3,079,449)	3,470,797

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 120,657 shares (cost $1,432,961)	$1,662,655

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1 (FrVIPForSec) 59,150 shares (cost $833,264)	1,123,267

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 86,107 shares (cost $1,417,009)	1,608,483

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 24,857 shares (cost $373,789)	385,034

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II (GVITAstAll2) 20,169 shares (cost $367,271)	374,744

Gartmore GVIT – American Funds GVIT Bond Fund – Class II (GVITBnd2) 30,594 shares (cost $348,295)	358,558

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II (GVITGlobGr2) 38,134 shares (cost $859,303)	890,434

Gartmore GVIT – American Funds GVIT Growth Fund – Class II (GVITGrowth2) 9,974 shares (cost $622,171)	646,542

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I (GVITIntValI) 47,128 shares (cost $728,557)	875,634

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 115,685 shares (cost $1,953,752)	2,143,644

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 132,246 shares (cost $1,651,291)	2,316,941

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 161,904 shares (cost $2,378,653)	2,834,944

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 32,202 shares (cost $254,153)	256,973

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 38,437 shares (cost $302,775)	306,344

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 68,262 shares (cost $893,140)	904,475

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 41,464 shares (cost $442,577)	440,345

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 38,428 shares (cost $408,070)	408,875

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 115,421 shares (cost $409,544)	494,001

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 64,834 shares (cost $257,290)	279,436

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 193,166 shares (cost $2,245,855)	2,478,320

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 977,237 shares (cost $11,659,729)	11,091,645

Gartmore GVIT – Growth Fund: Class I (GVITGrowth) 1,347,382 shares (cost $18,710,707)	16,370,687

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 180,044 shares (cost $1,859,653)	2,173,125

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6) 1,596 shares (cost $14,954)	$17,252

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 214,095 shares (cost $2,601,515)	2,892,419

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 42,425 shares (cost $439,367)	444,189

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 642,072 shares (cost $7,192,815)	7,884,646

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 526,585 shares (cost $6,032,536)	6,898,268

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 235,699 shares (cost $2,528,591)	2,675,183

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 48,836 shares (cost $1,197,359)	1,457,265

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 387,869 shares (cost $6,075,273)	7,210,476

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 28,462,809 shares (cost $28,462,809)	28,462,809

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 5,838,352 shares (cost $79,401,527)	77,766,847

Gartmore GVIT – Nationwide® Leaders Fund – Class I (GVITNWLead) 37,941 shares (cost $507,340)	521,314

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 86,083 shares (cost $1,430,922)	1,412,625

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 966,319 shares (cost $11,854,028)	12,030,666

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 1,208,785 shares (cost $24,849,856)	30,207,540

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 73,425 shares (cost $825,968)	773,904

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I (GVITVKVal) 81,740 shares (cost $948,781)	1,025,020

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 149,650 shares (cost $1,481,493)	1,468,070

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 9,434 shares (cost $239,043)	271,969

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 83,159 shares (cost $1,979,510)	2,487,290

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 251,210 shares (cost $897,864)	1,072,667

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 15,565 shares (cost $197,588)	197,670

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 57,043 shares (cost $2,555,287)	2,897,765

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS) 103,313 shares (cost $3,902,092)	5,228,674

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStl) 26,711 shares (cost $247,496)	284,468

MFS® Variable Insurance Trust – Value Series – Initial Class (MFSValueI) 64,836 shares (cost $836,955)	941,412

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal) 3,566 shares (cost $34,991)	$40,791

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 6,314 shares (cost $89,474)	91,747

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I (NBAMTGro) 1,121,615 shares (cost $11,008,995)	17,643,010

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 103,199 shares (cost $1,475,525)	2,034,060

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 22,711 shares (cost $289,361)	324,541

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 295,850 shares (cost $3,881,596)	3,775,045

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio® – S Class Shares (NBAMTMCGrS) 22,965 shares (cost $503,839)	528,661

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I (NBAMTPart) 1,298,011 shares (cost $21,051,798)	27,465,907

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 9,841 shares (cost $168,813)	170,739

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I (NBAMTSocRes) 25,744 shares (cost $384,358)	430,182

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 182,282 shares (cost $5,927,823)	6,742,613

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares (OppBal) 776,399 shares (cost $11,964,760)	13,734,501

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 269,346 shares (cost $8,402,260)	11,159,011

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 1,026,060 shares (cost $11,220,181)	11,450,827

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 974,519 shares (cost $22,325,848)	35,852,551

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 77,683 shares (cost $639,448)	664,190

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares (OppMSt) 97,089 shares (cost $2,064,792)	2,405,864

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares (OppMStSCap) 59,159 shares (cost $1,074,750)	1,132,892

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 31,048 shares (cost $1,419,137)	1,578,775

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares (PVTGroIncIB) 3,944 shares (cost $102,728)	115,802

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB) 17,953 shares (cost $310,029)	370,556

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares (PVTVoyIB) 2,690 shares (cost $73,566)	80,880

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 34,221 shares (cost $331,539)	356,236

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 51,984 shares (cost $1,215,698)	$1,289,206

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 12,653 shares (cost $61,749)	61,998

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd) 241,448 shares (cost $2,936,060)	2,844,253

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 451,765 shares (cost $7,487,742)	11,285,079

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 339,584 shares (cost $8,320,452)	11,107,779

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 29,974 shares (cost $340,874)	341,699

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 278,214 shares (cost $2,417,665)	2,481,666

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 915,134 shares (cost $17,157,882)	26,868,339

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc) 497,374 shares (cost $5,724,963)	8,176,821

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp) 1,406,424 shares (cost $27,447,485)	33,782,310

Total Investments	980,710,041

Accounts Receivable	117,079

Total Assets	980,827,120

Accounts Payable	–

Contract Owners Equity (note 7)	$980,827,120

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVPGrIncA	AlVPSmMdCpA	ACVPBal	ACVPCapAp
Reinvested dividends	$14,468,362	4,993	38	–	14,544	4,267	102,495	–
Mortality and expense risk charges (note 3)	(6,009,785)	(5,333)	(556)	(2,227)	(4,996)	(6,492)	(33,913)	(96,111)

Net investment income (loss)	8,458,577	(340)	(518)	(2,227)	9,548	(2,225)	68,582	(96,111)

Proceeds from mutual fund shares sold	199,375,412	220,337	118,454	194,886	365,349	210,615	1,041,011	2,706,296
Cost of mutual fund shares sold	(183,704,607)	(185,359)	(109,130)	(150,334)	(329,773)	(179,810)	(1,006,846)	(2,375,405)

Realized gain (loss) on investments	15,670,805	34,978	9,324	44,552	35,576	30,805	34,165	330,891
Change in unrealized gain (loss) on investments	59,883,124	26,733	(2,526)	(2,722)	53,118	46,899	7,456	1,928,710

Net gain (loss) on investments	75,553,929	61,711	6,798	41,830	88,694	77,704	41,621	2,259,601

Reinvested capital gains	33,553,421	55,210	–	6,748	52,880	70,543	343,547	–

Net increase (decrease) in contract owners’ equity resulting from operations	$117,565,927	116,581	6,280	46,351	151,122	146,022	453,750	2,163,490

Investment activity:	ACVPIncGr	ACVPInfPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista
Reinvested dividends	$65,864	30,524	166,349	22,598	4,085	–	186,669	–
Mortality and expense risk charges (note 3)	(21,633)	(5,337)	(64,871)	(11,439)	(1,547)	(3,185)	(82,201)	(260)

Net investment income (loss)	44,231	25,187	101,478	11,159	2,538	(3,185)	104,468	(260)

Proceeds from mutual fund shares sold	771,736	573,803	2,128,641	2,037,877	650,831	360,003	2,986,585	12,741
Cost of mutual fund shares sold	(516,723)	(582,501)	(1,274,215)	(1,770,759)	(630,458)	(346,066)	(2,297,986)	(12,022)

Realized gain (loss) on investments	255,013	(8,698)	854,426	267,118	20,373	13,937	688,599	719
Change in unrealized gain (loss) on investments	243,170	(8,024)	1,225,587	148,652	10,804	(32,309)	242,399	1,061

Net gain (loss) on investments	498,183	(16,722)	2,080,013	415,770	31,177	(18,372)	930,998	1,780

Reinvested capital gains	–	–	–	–	18,160	–	1,177,539	117

Net increase (decrease) in contract owners’ equity resulting from operations	$542,414	8,465	2,181,491	426,929	51,875	(21,557)	2,213,005	1,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	CSTGlSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap	DrySRGro	DryStkIx	DryVIApp	DryVIFDevLd
Reinvested dividends	$–	77,469	–	7,705	9,164	1,253,956	87,814	1,804
Mortality and expense risk charges (note 3)	(6,024)	(46,088)	(78,172)	(12,088)	(58,468)	(464,424)	(38,996)	(2,515)

Net investment income (loss)	(6,024)	31,381	(78,172)	(4,383)	(49,304)	789,532	48,818	(711)

Proceeds from mutual fund shares sold	518,708	1,634,121	2,547,846	724,052	1,016,183	12,081,733	1,518,836	158,814
Cost of mutual fund shares sold	(379,982)	(1,121,061)	(1,551,599)	(554,996)	(1,452,024)	(12,711,464)	(1,083,489)	(154,438)

Realized gain (loss) on investments	138,726	513,060	996,247	169,056	(435,841)	(629,731)	435,347	4,376
Change in unrealized gain (loss) on investments	(20,240)	651,016	(366,875)	45,191	1,181,954	10,398,460	398,055	(33,937)

Net gain (loss) on investments	118,486	1,164,076	629,372	214,247	746,113	9,768,729	833,402	(29,561)

Reinvested capital gains	–	–	–	43,700	–	–	–	37,304

Net increase (decrease) in contract owners’ equity resulting from operations	$112,462	1,195,457	551,200	253,564	696,809	10,558,261	882,220	7,032

Investment activity:	DryVIFGrInc	FedAmLead	FedCapAp	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv
Reinvested dividends	$16,984	2,717	207	45,766	2,498,427	325,352	1,498,959	153,501
Mortality and expense risk charges (note 3)	(13,398)	(1,066)	(161)	(8,691)	(479,753)	(536,301)	(118,144)	(102,092)

Net investment income (loss)	3,586	1,651	46	37,075	2,018,674	(210,949)	1,380,815	51,409

Proceeds from mutual fund shares sold	446,591	21,746	25,904	406,894	9,490,482	12,797,635	5,351,241	3,215,579
Cost of mutual fund shares sold	(445,482)	(21,820)	(20,527)	(431,839)	(9,866,748)	(16,183,043)	(5,653,906)	(1,727,485)

Realized gain (loss) on investments	1,109	(74)	5,377	(24,945)	(376,266)	(3,385,408)	(302,665)	1,488,094
Change in unrealized gain (loss) on investments	285,427	3,883	(973)	38,596	2,830,737	8,485,090	869,670	1,075,141

Net gain (loss) on investments	286,536	3,809	4,404	13,651	2,454,471	5,099,682	567,005	2,563,235

Reinvested capital gains	–	22,481	–	–	9,044,526	–	–	106,712

Net increase (decrease) in contract owners’ equity resulting from operations	$290,122	27,941	4,450	50,726	13,517,671	4,888,733	1,947,820	2,721,356

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPOvSR	FidVIPAM	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2
Reinvested dividends	$32,669	568,944	897,367	99,587	27,244	22,593	5,476	23,719
Mortality and expense risk charges (note 3)	(23,968)	(134,010)	(448,686)	(17,556)	(25,301)	(55,242)	(7,613)	(19,848)

Net investment income (loss)	8,701	434,934	448,681	82,031	1,943	(32,649)	(2,137)	3,871

Proceeds from mutual fund shares sold	1,364,352	2,959,831	8,594,447	611,857	667,469	2,291,321	909,351	1,042,686
Cost of mutual fund shares sold	(1,037,803)	(3,302,155)	(6,696,627)	(629,060)	(552,879)	(1,746,067)	(978,924)	(924,104)

Realized gain (loss) on investments	326,549	(342,324)	1,897,820	(17,203)	114,590	545,254	(69,573)	118,582
Change in unrealized gain (loss) on investments	353,098	1,259,086	(669,773)	53,613	67,686	(603,741)	102,652	(346,483)

Net gain (loss) on investments	679,647	916,762	1,228,047	36,410	182,276	(58,487)	33,079	(227,901)

Reinvested capital gains	24,549	–	5,670,529	6,072	–	1,019,980	183,028	520,211

Net increase (decrease) in contract owners’ equity resulting from operations	$712,897	1,351,696	7,347,257	124,513	184,219	928,844	213,970	296,181

Investment activity:	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S	FrVIPIncSec2	FrVIPRisDiv	FrVIPSmCapV1	FrVIPDevMrk3	FrVIPForSec
Reinvested dividends	$3,820	5,190	5,245	–	45,855	27,628	13,797	17,222
Mortality and expense risk charges (note 3)	(509)	(1,764)	(563)	(389)	(22,630)	(21,096)	(6,747)	(6,968)

Net investment income (loss)	3,311	3,426	4,682	(389)	23,225	6,532	7,050	10,254

Proceeds from mutual fund shares sold	44,140	18,141	2,639	13,324	536,950	1,132,592	467,238	503,936
Cost of mutual fund shares sold	(41,260)	(15,934)	(2,283)	(12,314)	(457,505)	(880,352)	(372,427)	(373,863)

Realized gain (loss) on investments	2,880	2,207	356	1,010	79,445	252,240	94,811	130,073
Change in unrealized gain (loss) on investments	3,962	23,797	3,034	15,388	452,466	116,649	160,456	90,707

Net gain (loss) on investments	6,842	26,004	3,390	16,398	531,911	368,889	255,267	220,780

Reinvested capital gains	984	3,207	3,726	–	18,463	116,222	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,137	32,637	11,798	16,009	573,599	491,643	262,317	231,034

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntValI	GVITIntVal3
Reinvested dividends	$15,388	4,561	6,188	89	165	3,781	20,157	27,303
Mortality and expense risk charges (note 3)	(5,032)	(1,164)	(464)	(711)	(705)	(983)	(5,798)	(7,425)

Net investment income (loss)	10,356	3,397	5,724	(622)	(540)	2,798	14,359	19,878

Proceeds from mutual fund shares sold	267,893	133,267	11,842	1,228	36,462	55,324	368,707	390,719
Cost of mutual fund shares sold	(222,830)	(126,314)	(11,257)	(1,216)	(36,242)	(57,750)	(295,944)	(341,751)

Realized gain (loss) on investments	45,063	6,953	585	12	220	(2,426)	72,763	48,968
Change in unrealized gain (loss) on investments	154,011	11,113	7,473	10,263	31,132	24,372	42,289	119,180

Net gain (loss) on investments	199,074	18,066	8,058	10,275	31,352	21,946	115,052	168,148

Reinvested capital gains	–	–	–	–	–	–	63,340	87,625

Net increase (decrease) in contract owners’ equity resulting from operations	$209,430	21,463	13,782	9,653	30,812	24,744	192,751	275,651

Investment activity:	GVITEmMrkts	GVITEmMrkts3	GVITFHiInc	GVITFHiInc3	GVITGlFin	GVITGlHlth	GVITGlHlth3	GVITGlTech
Reinvested dividends	$16,981	19,231	21,650	20,415	15,004	–	–	–
Mortality and expense risk charges (note 3)	(16,577)	(13,757)	(1,444)	(1,486)	(5,641)	(4,417)	(3,035)	(3,449)

Net investment income (loss)	404	5,474	20,206	18,929	9,363	(4,417)	(3,035)	(3,449)

Proceeds from mutual fund shares sold	1,241,357	1,464,717	119,901	670,551	309,409	427,216	325,832	207,959
Cost of mutual fund shares sold	(893,917)	(1,252,811)	(119,899)	(677,199)	(285,651)	(420,810)	(344,860)	(184,217)

Realized gain (loss) on investments	347,440	211,906	2	(6,648)	23,758	6,406	(19,028)	23,742
Change in unrealized gain (loss) on investments	331,985	421,457	8,965	7,599	5,779	7,171	32,536	29,036

Net gain (loss) on investments	679,425	633,363	8,967	951	29,537	13,577	13,508	52,778

Reinvested capital gains	25,537	30,546	–	–	102,103	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$705,366	669,383	29,173	19,880	141,003	9,160	10,473	49,329

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITGlTech3	GVITGlUtl	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntIdx6	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$–	45,372	467,138	8,454	10,336	167	50,493	14,033
Mortality and expense risk charges (note 3)	(2,004)	(10,731)	(72,144)	(110,406)	(9,296)	(52)	(15,289)	(3,603)

Net investment income (loss)	(2,004)	34,641	394,994	(101,952)	1,040	115	35,204	10,430

Proceeds from mutual fund shares sold	355,538	600,876	1,969,467	1,755,369	949,974	227	560,367	315,638
Cost of mutual fund shares sold	(334,262)	(615,093)	(2,120,549)	(4,115,448)	(780,531)	(235)	(467,030)	(314,250)

Realized gain (loss) on investments	21,276	(14,217)	(151,082)	(2,360,079)	169,443	(8)	93,337	1,388
Change in unrealized gain (loss) on investments	5,799	390,133	(31,557)	3,319,647	227,862	2,298	186,054	7,780

Net gain (loss) on investments	27,075	375,916	(182,639)	959,568	397,305	2,290	279,391	9,168

Reinvested capital gains	–	132,217	89,332	–	1,912	–	33,920	4,883

Net increase (decrease) in contract owners’ equity resulting from operations	$25,071	542,774	301,687	857,616	400,257	2,405	348,515	24,481

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITMdCpGr	GVITMdCpIdx	GVITMyMkt	GVITNWFund	GVITNWLead
Reinvested dividends	$163,834	133,545	70,891	–	82,720	1,246,049	810,177	4,583
Mortality and expense risk charges (note 3)	(38,980)	(39,016)	(22,802)	(8,447)	(42,952)	(173,760)	(506,252)	(2,710)

Net investment income (loss)	124,854	94,529	48,089	(8,447)	39,768	1,072,289	303,925	1,873

Proceeds from mutual fund shares sold	1,025,229	844,638	302,953	363,390	1,567,096	27,301,953	7,311,226	506,095
Cost of mutual fund shares sold	(809,667)	(639,642)	(287,588)	(284,833)	(1,044,781)	(27,301,953)	(10,719,293)	(529,654)

Realized gain (loss) on investments	215,562	204,996	15,365	78,557	522,315	–	(3,408,067)	(23,559)
Change in unrealized gain (loss) on investments	271,956	406,666	87,209	53,734	(36,528)	–	12,236,368	43,954

Net gain (loss) on investments	487,518	611,662	102,574	132,291	485,787	–	8,828,301	20,395

Reinvested capital gains	57,432	71,094	34,355	–	103,301	–	–	39,071

Net increase (decrease) in contract owners’ equity resulting from operations	$669,804	777,285	185,018	123,844	628,856	1,072,289	9,132,226	61,339

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal	GVITMltSec	JanBal	JanForty
Reinvested dividends	$–	53,610	32,717	2,140	15,642	53,926	4,869	3,536
Mortality and expense risk charges (note 3)	(8,928)	(72,468)	(188,644)	(5,205)	(5,176)	(7,366)	(1,265)	(15,610)

Net investment income (loss)	(8,928)	(18,858)	(155,927)	(3,065)	10,466	46,560	3,604	(12,074)

Proceeds from mutual fund shares sold	1,164,442	5,649,639	4,119,832	536,405	229,758	259,251	26,787	771,619
Cost of mutual fund shares sold	(987,742)	(4,969,087)	(3,345,262)	(529,487)	(201,132)	(261,671)	(22,873)	(555,436)

Realized gain (loss) on investments	176,700	680,552	774,570	6,918	28,626	(2,420)	3,914	216,183
Change in unrealized gain (loss) on investments	(152,111)	386,882	2,061,580	(24,714)	47,073	2,462	16,786	(7,039)

Net gain (loss) on investments	24,589	1,067,434	2,836,150	(17,796)	75,699	42	20,700	209,144

Reinvested capital gains	–	911,820	580,447	13,100	42,502	2,816	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,661	1,960,396	3,260,670	(7,761)	128,667	49,418	24,304	197,070

Investment activity:	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGroS	MFSInvGrStl	MFSValueI	NBAMTBal	NBAMTFasc
Reinvested dividends	$–	217	24,818	89,622	–	4,334	314	–
Mortality and expense risk charges (note 3)	(6,855)	(1,172)	(4,404)	(31,238)	(1,862)	(3,097)	(293)	(548)

Net investment income (loss)	(6,855)	(955)	20,414	58,384	(1,862)	1,237	21	(548)

Proceeds from mutual fund shares sold	432,926	243,782	62,734	2,040,527	82,432	66,414	15,604	81,430
Cost of mutual fund shares sold	(266,266)	(254,324)	(63,813)	(1,053,150)	(69,831)	(55,350)	(12,171)	(72,767)

Realized gain (loss) on investments	166,660	(10,542)	(1,079)	987,377	12,601	11,064	3,433	8,663
Change in unrealized gain (loss) on investments	(79,000)	19,487	342,478	536,030	10,130	82,597	565	(5,402)

Net gain (loss) on investments	87,660	8,945	341,399	1,523,407	22,731	93,661	3,998	3,261

Reinvested capital gains	–	14,511	–	–	–	12,250	–	2,187

Net increase (decrease) in contract owners’ equity resulting from operations	$80,805	22,501	361,813	1,581,791	20,869	107,148	4,019	4,900

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMTSocRes
Reinvested dividends	$–	12,887	607	120,928	–	193,909	715	516
Mortality and expense risk charges (note 3)	(113,010)	(11,375)	(1,594)	(23,359)	(3,800)	(158,219)	(635)	(1,852)

Net investment income (loss)	(113,010)	1,512	(987)	97,569	(3,800)	35,690	80	(1,336)

Proceeds from mutual fund shares sold	1,922,094	321,663	1,362,485	859,022	858,740	4,493,426	93,992	61,108
Cost of mutual fund shares sold	(977,133)	(220,137)	(1,292,281)	(909,823)	(787,140)	(3,324,783)	(90,072)	(54,499)

Realized gain (loss) on investments	944,961	101,526	70,204	(50,801)	71,600	1,168,643	3,920	6,609
Change in unrealized gain (loss) on investments	1,330,092	130,653	(8,136)	91,438	(7,589)	(1,230,740)	(1,287)	34,903

Net gain (loss) on investments	2,275,053	232,179	62,068	40,637	64,011	(62,097)	2,633	41,512

Reinvested capital gains	–	–	2,236	–	–	2,986,619	9,918	3,663

Net increase (decrease) in contract owners’ equity resulting from operations	$2,162,043	233,691	63,317	138,206	60,211	2,960,212	12,631	43,839

Investment activity:	OppGlSec3	OppBal	OppCapAp	OppBdFd	OppGlSec	OppHighInc	OppMSt	OppMStSCap
Reinvested dividends	$40,764	295,771	44,700	586,110	367,710	43,461	22,275	1,294
Mortality and expense risk charges (note 3)	(31,267)	(89,995)	(75,493)	(68,130)	(225,108)	(3,152)	(10,495)	(6,149)

Net investment income (loss)	9,497	205,776	(30,793)	517,980	142,602	40,309	11,780	(4,855)

Proceeds from mutual fund shares sold	445,501	2,020,900	2,969,097	1,374,960	6,024,280	223,540	441,393	758,524
Cost of mutual fund shares sold	(353,682)	(1,979,222)	(2,074,454)	(1,436,388)	(3,930,068)	(228,616)	(368,960)	(656,248)

Realized gain (loss) on investments	91,819	41,678	894,643	(61,428)	2,094,212	(5,076)	72,433	102,276
Change in unrealized gain (loss) on investments	528,285	486,525	(18,989)	59,204	1,394,466	17,994	185,311	(29,831)

Net gain (loss) on investments	620,104	528,203	875,654	(2,224)	3,488,678	12,918	257,744	72,445

Reinvested capital gains	213,406	650,195	–	–	1,920,739	–	–	25,550

Net increase (decrease) in contract owners’ equity resulting from operations	$843,007	1,384,174	844,861	515,756	5,552,019	53,227	269,524	93,140

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppMidCap	PVTGroIncIB	PVTIntEqIB	PVTVoyIB	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBd
Reinvested dividends	$–	1,461	1,227	115	657	10,330	1,900	250,734
Mortality and expense risk charges (note 3)	(12,067)	(754)	(1,911)	(366)	(1,427)	(3,731)	(372)	(20,030)

Net investment income (loss)	(12,067)	707	(684)	(251)	(770)	6,599	1,528	230,704

Proceeds from mutual fund shares sold	599,398	136,581	215,518	34,097	470,226	143,632	3,516	771,049
Cost of mutual fund shares sold	(474,190)	(127,184)	(185,674)	(30,773)	(462,614)	(142,530)	(3,570)	(835,464)

Realized gain (loss) on investments	125,208	9,397	29,844	3,324	7,612	1,102	(54)	(64,415)
Change in unrealized gain (loss) on investments	(71,606)	6,494	37,078	1,141	23,688	82,943	312	(4,075)

Net gain (loss) on investments	53,602	15,891	66,922	4,465	31,300	84,045	258	(68,490)

Reinvested capital gains	–	2,275	–	–	–	30,539	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$41,535	18,873	66,238	4,214	30,530	121,183	1,786	162,214

Investment activity:	VEWrldEMkt	VEWrldHAs	VKCorPlus	VKEmMkt	VKUSRealEst	WFAVTDisc	WFAVTOpp
Reinvested dividends	$59,674	7,549	14,379	196,395	249,237	–	–
Mortality and expense risk charges (note 3)	(58,390)	(72,840)	(2,445)	(13,154)	(148,471)	(50,456)	(215,703)

Net investment income (loss)	1,284	(65,291)	11,934	183,241	100,766	(50,456)	(215,703)

Proceeds from mutual fund shares sold	2,986,468	4,677,310	248,056	1,109,051	3,709,401	1,127,290	3,871,288
Cost of mutual fund shares sold	(1,349,006)	(2,228,416)	(252,940)	(1,061,010)	(1,730,291)	(757,520)	(3,871,233)

Realized gain (loss) on investments	1,637,462	2,448,894	(4,884)	48,041	1,979,110	369,770	55
Change in unrealized gain (loss) on investments	639,534	(885,664)	277	(46,208)	3,692,843	714,074	263,654

Net gain (loss) on investments	2,276,996	1,563,230	(4,607)	1,833	5,671,953	1,083,844	263,709

Reinvested capital gains	939,523	642,387	1,911	42,664	1,496,337	–	3,582,720

Net increase (decrease) in contract owners’ equity resulting from operations	$3,217,803	2,140,326	9,238	227,738	7,269,056	1,033,388	3,630,726

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$8,458,577	6,756,450	(340)	(4,391)	(518)	(965)	(2,227)	(1,518)
Realized gain (loss) on investments	15,670,805	5,802,397	34,978	10,911	9,324	5,870	44,552	14,662
Change in unrealized gain (loss) on investments	59,883,124	44,234,328	26,733	23,967	(2,526)	787	(2,722)	9,434
Reinvested capital gains	33,553,421	13,179,108	55,210	8,914	–	–	6,748	–

Net increase (decrease) in contract owners’ equity resulting from operations	117,565,927	69,972,283	116,581	39,401	6,280	5,692	46,351	22,578

Equity transactions:
Purchase payments received from contract owners (note 6)	57,002,649	63,121,158	53,182	88,640	1,925	6,876	20,007	20,052
Transfers between funds	–	–	423,535	62,224	(18,532)	17,342	113,190	(14,078)
Surrenders (note 6)	(69,702,501)	(69,500,794)	(14,004)	(29,194)	(1,854)	(994)	(3,655)	(10,546)
Death benefits (note 4)	(5,384,769)	(3,794,134)	(1,660)	(106)	–	–	(821)	–
Net policy repayments (loans) (note 5)	(3,089,028)	898,160	(24,667)	(3,764)	31	10	(4,123)	(306)
Deductions for surrender charges (note 2d)	(622,220)	(1,252,942)	(22)	(88)	–	(118)	(808)	(62)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,413,062)	(45,231,780)	(30,050)	(26,368)	(4,257)	(2,562)	(16,711)	(12,998)
Asset charges (note 3):
MSP contracts	(424,218)	(402,742)	(19)	(21)	(35)	(17)	(72)	(59)
LSFP contracts	(461,922)	(424,918)	(118)	(72)	–	(5)	(231)	(200)
Adjustments to maintain reserves	956,504	387,993	(26)	43	18	6	22	(28)

Net equity transactions	(66,138,567)	(56,199,999)	406,151	91,294	(22,704)	20,538	106,798	(18,225)

Net change in contract owners’ equity	51,427,360	13,772,284	522,732	130,695	(16,424)	26,230	153,149	4,353
Contract owners’ equity beginning of period	929,399,760	915,627,476	801,432	670,737	84,630	58,400	243,600	239,247

Contract owners’ equity end of period	$980,827,120	929,399,760	1,324,164	801,432	68,206	84,630	396,749	243,600

CHANGES IN UNITS:
Beginning units	40,704,624	39,381,106	53,106	46,810	5,992	4,476	15,036	16,082

Units purchased	10,587,187	15,006,946	32,232	30,105	2,692	1,956	10,145	2,056
Units redeemed	(12,097,075)	(13,683,428)	(7,508)	(23,809)	(4,122)	(440)	(4,079)	(3,102)

Ending units	39,194,736	40,704,624	77,830	53,106	4,562	5,992	21,102	15,036

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlVPGrIncA		AlVPSmMdCpA		ACVPBal		ACVPCapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,548	11,560	(2,225)	525	68,582	62,853	(96,111)	(91,300)
Realized gain (loss) on investments	35,576	49,864	30,805	31,534	34,165	(13,745)	330,891	(133,799)
Change in unrealized gain (loss) on investments	53,118	(18,971)	46,899	(14,639)	7,456	175,002	1,928,710	2,711,854
Reinvested capital gains	52,880	–	70,543	40,190	343,547	2,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	151,122	42,453	146,022	57,610	453,750	226,248	2,163,490	2,486,755

Equity transactions:
Purchase payments received from contract owners (note 6)	115,628	128,310	90,901	88,588	327,424	327,960	765,972	991,958
Transfers between funds	22,114	100,470	63,950	116,956	(442,403)	(112,376)	(211,697)	188,038
Surrenders (note 6)	(103,010)	(210,372)	(31,726)	(39,544)	(394,033)	(405,472)	(1,198,454)	(822,808)
Death benefits (note 4)	–	–	–	(90)	(12,437)	(38,842)	(165,926)	(76,010)
Net policy repayments (loans) (note 5)	(13,854)	(178)	(27,219)	(17,086)	(52,335)	(52,262)	(94,347)	(39,198)
Deductions for surrender charges (note 2d)	(1,956)	(1,162)	(1,877)	(486)	(3,701)	(7,328)	(3,610)	(15,062)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,794)	(39,592)	(38,224)	(35,760)	(246,231)	(262,706)	(767,284)	(726,550)
Asset charges (note 3):
MSP contracts	(1,147)	(1,148)	(334)	(421)	(4,975)	(5,102)	(5,771)	(4,938)
LSFP contracts	(1,365)	(1,076)	(129)	(184)	(1,147)	(1,530)	(2,500)	(2,442)
Adjustments to maintain reserves	34	8	106	(93)	822	(356)	126,244	(21,392)

Net equity transactions	(19,350)	(24,740)	55,448	111,880	(829,016)	(558,014)	(1,557,373)	(528,404)

Net change in contract owners’ equity	131,772	17,713	201,470	169,490	(375,266)	(331,766)	606,117	1,958,351
Contract owners’ equity beginning of period	931,146	913,433	1,021,977	852,487	5,394,717	5,726,483	13,951,842	11,993,491

Contract owners’ equity end of period	$1,062,918	931,146	1,223,447	1,021,977	5,019,451	5,394,717	14,557,959	13,951,842

CHANGES IN UNITS:
Beginning units	64,958	66,458	59,044	52,384	264,940	263,900	720,786	658,094

Units purchased	13,974	21,716	14,297	29,959	27,737	107,087	104,513	348,294
Units redeemed	(15,516)	(23,216)	(11,257)	(23,299)	(67,379)	(106,047)	(217,569)	(285,602)

Ending units	63,416	64,958	62,084	59,044	225,298	264,940	607,730	720,786

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPIncGr		ACVPInfPro2		ACVPInt		ACVPInt3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$44,231	49,261	25,187	39,757	101,478	57,173	11,159	(5,345)
Realized gain (loss) on investments	255,013	247,573	(8,698)	(2,530)	854,426	430,674	267,118	38,748
Change in unrealized gain (loss) on investments	243,170	(159,572)	(8,024)	(28,790)	1,225,587	631,256	148,652	147,123
Reinvested capital gains	–	–	–	568	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	542,414	137,262	8,465	9,005	2,181,491	1,119,103	426,929	180,526

Equity transactions:
Purchase payments received from contract owners (note 6)	137,970	189,444	35,285	66,570	10,447	243,198	565,664	444,582
Transfers between funds	(164,490)	(113,836)	(107,852)	241,474	(861,287)	(1,303,244)	(106,353)	907,628
Surrenders (note 6)	(308,975)	(233,010)	(180,674)	(51,112)	(581,619)	(636,772)	(220,922)	(172,776)
Death benefits (note 4)	(10,551)	–	(316)	–	(12,907)	(11,794)	(872)	(236)
Net policy repayments (loans) (note 5)	46,341	3,426	(24,236)	(11,166)	(124,163)	(155,324)	83,718	228,558
Deductions for surrender charges (note 2d)	(5,700)	(4,528)	(2,081)	(138)	(7,053)	(14,894)	(1,813)	(344)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(148,138)	(157,308)	(38,167)	(42,692)	(374,063)	(433,704)	(91,911)	(33,328)
Asset charges (note 3):
MSP contracts	(2,367)	(2,386)	(873)	(814)	(2,785)	(2,996)	(731)	(469)
LSFP contracts	(977)	(1,278)	(474)	(80)	(5,694)	(5,407)	(1,311)	(328)
Adjustments to maintain reserves	42	(3)	160	(27)	85	502	64	72

Net equity transactions	(456,845)	(319,479)	(319,228)	202,015	(1,959,039)	(2,320,435)	225,533	1,373,359

Net change in contract owners’ equity	85,569	(182,217)	(310,763)	211,020	222,452	(1,201,332)	652,462	1,553,885
Contract owners’ equity beginning of period	3,638,205	3,820,422	1,174,579	963,559	9,984,737	11,186,069	1,553,885	–

Contract owners’ equity end of period	$3,723,774	3,638,205	863,816	1,174,579	10,207,189	9,984,737	2,206,347	1,553,885

CHANGES IN UNITS:
Beginning units	297,572	322,014	107,722	89,246	549,068	650,574	133,622	–

Units purchased	54,380	99,246	11,699	32,808	88,332	149,191	56,124	141,605
Units redeemed	(90,482)	(123,688)	(41,203)	(14,332)	(181,504)	(250,697)	(37,088)	(7,983)

Ending units	261,470	297,572	78,218	107,722	455,896	549,068	152,658	133,622

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,538	632	(3,185)	(4,830)	104,468	24,447	(260)	(24)
Realized gain (loss) on investments	20,373	–	13,937	25,482	688,599	440,213	719	46
Change in unrealized gain (loss) on investments	10,804	(435)	(32,309)	(39,774)	242,399	(1,258,011)	1,061	37
Reinvested capital gains	18,160	2,402	–	–	1,177,539	1,360,674	117	–

Net increase (decrease) in contract owners’ equity resulting from operations	51,875	2,599	(21,557)	(19,122)	2,213,005	567,323	1,637	59

Equity transactions:
Purchase payments received from contract owners (note 6)	31,883	2,690	30,683	30,928	608,706	750,758	2,572	28
Transfers between funds	496,403	100,510	(188,618)	(69,202)	(140,596)	158,172	10,306	29,076
Surrenders (note 6)	(1,559)	–	(14,930)	(77,334)	(902,976)	(719,062)	–	–
Death benefits (note 4)	–	–	–	(5,908)	(8,081)	(808)	–	–
Net policy repayments (loans) (note 5)	1,333	(1,290)	(14,299)	(9,016)	(66,301)	(89,452)	(29)	–
Deductions for surrender charges (note 2d)	–	–	(61)	(202)	(6,367)	(17,348)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,282)	(1,092)	(22,383)	(23,720)	(499,627)	(513,258)	(2,566)	(120)
Asset charges (note 3):
MSP contracts	(227)	(5)	(345)	(291)	(7,479)	(7,115)	–	(5)
LSFP contracts	(158)	(14)	(602)	(513)	(8,181)	(7,741)	–	–
Adjustments to maintain reserves	(4)	59	16	(5)	1,797	(228)	31	23

Net equity transactions	518,389	100,858	(210,539)	(155,263)	(1,029,105)	(446,082)	10,314	29,002

Net change in contract owners’ equity	570,264	103,457	(232,096)	(174,385)	1,183,900	121,241	11,951	29,061
Contract owners’ equity beginning of period	103,457	–	770,992	945,377	13,490,801	13,369,560	29,061	–

Contract owners’ equity end of period	$673,721	103,457	538,896	770,992	14,674,701	13,490,801	41,012	29,061

CHANGES IN UNITS:
Beginning units	9,176	–	69,460	86,518	616,380	621,194	2,548	–

Units purchased	41,564	9,395	7,963	13,155	145,948	172,292	2,998	2,559
Units redeemed	(836)	(219)	(27,129)	(30,213)	(192,658)	(177,106)	(2,230)	(11)

Ending units	49,904	9,176	50,294	69,460	569,670	616,380	3,316	2,548

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTGlSmCp		CSTIntFoc		CSTSmCapGr		DryIPSmCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(6,024)	(5,963)	31,381	16,193	(78,172)	(89,573)	(4,383)	(11,733)
Realized gain (loss) on investments	138,726	179,468	513,060	254,980	996,247	1,029,425	169,056	164,240
Change in unrealized gain (loss) on investments	(20,240)	(46,376)	651,016	790,968	(366,875)	(1,440,310)	45,191	(35,007)
Reinvested capital gains	–	–	–	–	–	–	43,700	5,886

Net increase (decrease) in contract owners’ equity resulting from operations	112,462	127,129	1,195,457	1,062,141	551,200	(500,458)	253,564	123,386

Equity transactions:
Purchase payments received from contract owners (note 6)	47,889	63,986	377,303	413,648	775,675	974,358	117,090	94,092
Transfers between funds	(48,464)	54,316	(150,794)	(255,978)	(1,026,283)	(767,204)	21,029	(67,224)
Surrenders (note 6)	(64,785)	(36,774)	(482,407)	(264,698)	(1,029,079)	(793,446)	(189,949)	(121,940)
Death benefits (note 4)	(28,137)	–	(57,139)	(77,954)	(25,938)	(54,252)	–	–
Net policy repayments (loans) (note 5)	8,868	(27,512)	(56,763)	9,452	(5,522)	58,184	(5,330)	(9,566)
Deductions for surrender charges (note 2d)	(1,512)	(76)	(7,246)	(11,918)	(18,438)	(21,220)	(26)	(2,670)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,982)	(51,638)	(328,515)	(317,826)	(613,043)	(692,044)	(79,874)	(69,272)
Asset charges (note 3):
MSP contracts	(719)	(645)	(4,257)	(3,637)	(3,915)	(4,434)	(2,052)	(2,841)
LSFP contracts	(976)	(838)	(6,344)	(5,839)	(9,076)	(9,795)	(1,800)	(1,433)
Adjustments to maintain reserves	22	26	172	3,746	262	147,315	(58)	39

Net equity transactions	(132,796)	845	(715,990)	(511,004)	(1,955,357)	(1,162,538)	(140,970)	(180,815)

Net change in contract owners’ equity	(20,334)	127,974	479,467	551,137	(1,404,157)	(1,662,996)	112,594	(57,429)
Contract owners’ equity beginning of period	958,231	830,257	7,154,713	6,603,576	12,767,225	14,430,221	2,035,258	2,092,687

Contract owners’ equity end of period	$937,897	958,231	7,634,180	7,154,713	11,363,068	12,767,225	2,147,852	2,035,258

CHANGES IN UNITS:
Beginning units	67,546	65,698	517,716	553,182	757,296	801,312	150,290	165,014

Units purchased	13,854	17,988	166,651	78,912	172,749	164,876	36,205	44,866
Units redeemed	(20,328)	(16,140)	(215,027)	(114,378)	(276,817)	(208,892)	(47,097)	(59,590)

Ending units	61,072	67,546	469,340	517,716	653,228	757,296	139,398	150,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGro		DryStkIx		DryVIApp		DryVIFDevLd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(49,304)	(62,999)	789,532	732,685	48,818	(40,198)	(711)	(2,552)
Realized gain (loss) on investments	(435,841)	(561,801)	(629,731)	(1,543,716)	435,347	208,666	4,376	5,471
Change in unrealized gain (loss) on investments	1,181,954	868,402	10,398,460	3,730,757	398,055	43,167	(33,937)	16,850
Reinvested capital gains	–	–	–	–	–	–	37,304	–

Net increase (decrease) in contract owners’ equity resulting from operations	696,809	243,602	10,558,261	2,919,726	882,220	211,635	7,032	19,769

Equity transactions:
Purchase payments received from contract owners (note 6)	833,043	976,402	4,144,765	6,390,148	312,847	365,466	31,506	34,892
Transfers between funds	(428,466)	(565,722)	(3,413,229)	(6,220,270)	(325,424)	(339,064)	9,961	(22,200)
Surrenders (note 6)	(736,233)	(447,314)	(6,390,077)	(4,670,510)	(208,368)	(364,278)	(83,602)	(4,278)
Death benefits (note 4)	(64,260)	(26,172)	(337,394)	(132,604)	(3,569)	–	(122)	–
Net policy repayments (loans) (note 5)	145,274	(58,546)	(609,188)	160,438	(60,634)	38,078	(5,510)	(3,002)
Deductions for surrender charges (note 2d)	(7,417)	(20,686)	(52,509)	(145,956)	(6,416)	(13,214)	(165)	(136)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(570,614)	(639,946)	(3,403,423)	(3,639,900)	(234,430)	(253,240)	(23,256)	(23,160)
Asset charges (note 3):
MSP contracts	(2,468)	(2,569)	(29,388)	(31,664)	(1,107)	(1,103)	(118)	(269)
LSFP contracts	(2,992)	(3,311)	(65,134)	(62,339)	(6,453)	(6,611)	(366)	(352)
Adjustments to maintain reserves	1,201	(197)	4,280	143,866	221	(733)	3	39

Net equity transactions	(832,932)	(788,061)	(10,151,297)	(8,208,791)	(533,333)	(574,699)	(71,669)	(18,466)

Net change in contract owners’ equity	(136,123)	(544,459)	406,964	(5,289,065)	348,887	(363,064)	(64,637)	1,303
Contract owners’ equity beginning of period	8,793,205	9,337,664	75,948,479	81,237,544	5,785,195	6,148,259	437,677	436,374

Contract owners’ equity end of period	$8,657,082	8,793,205	76,355,443	75,948,479	6,134,082	5,785,195	373,040	437,677

CHANGES IN UNITS:
Beginning units	398,460	420,438	2,948,454	3,024,638	420,248	456,698	29,256	30,716

Units purchased	86,163	93,584	533,365	797,667	117,685	90,951	6,692	7,425
Units redeemed	(121,715)	(115,562)	(844,481)	(873,851)	(136,551)	(127,401)	(11,792)	(8,885)

Ending units	362,908	398,460	2,637,338	2,948,454	401,382	420,248	24,156	29,256

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFGrInc		FedAmLead		FedCapAp		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,586	16,044	1,651	1,137	46	118	37,075	33,635
Realized gain (loss) on investments	1,109	(32,073)	(74)	1,320	5,377	428	(24,945)	(5,249)
Change in unrealized gain (loss) on investments	285,427	73,967	3,883	4,839	(973)	(356)	38,596	(28,170)
Reinvested capital gains	–	–	22,481	–	–	–	–	7,014

Net increase (decrease) in contract owners’ equity resulting from operations	290,122	57,938	27,941	7,296	4,450	190	50,726	7,230

Equity transactions:
Purchase payments received from contract owners (note 6)	128,783	162,380	4,941	6,864	2,133	2,390	78,133	84,588
Transfers between funds	5,480	(38,456)	13,529	49,256	(17,732)	(1,056)	205,525	104,356
Surrenders (note 6)	(208,235)	(153,462)	(17,795)	(4,598)	(1,014)	(936)	(57,324)	(124,800)
Death benefits (note 4)	(88,276)	(40,578)	–	–	–	–	(863)	(14)
Net policy repayments (loans) (note 5)	3,442	(9,498)	–	4,550	(2,459)	(6)	(13,410)	23,852
Deductions for surrender charges (note 2d)	(3,525)	(3,774)	–	–	–	(28)	(261)	(2,826)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(119,441)	(118,650)	(4,261)	(4,042)	(1,329)	(1,308)	(69,013)	(67,980)
Asset charges (note 3):
MSP contracts	(1,590)	(1,920)	–	–	–	–	(1,682)	(1,484)
LSFP contracts	(2,824)	(2,378)	(47)	(34)	–	–	(379)	(255)
Adjustments to maintain reserves	95	23	29	26	(2)	(9)	3	28

Net equity transactions	(286,091)	(206,313)	(3,604)	52,022	(20,403)	(953)	140,729	15,465

Net change in contract owners’ equity	4,031	(148,375)	24,337	59,318	(15,953)	(763)	191,455	22,695
Contract owners’ equity beginning of period	2,310,340	2,458,715	178,508	119,190	25,452	26,215	1,169,203	1,146,508

Contract owners’ equity end of period	$2,314,371	2,310,340	202,845	178,508	9,499	25,452	1,360,658	1,169,203

CHANGES IN UNITS:
Beginning units	177,166	185,888	12,490	8,716	1,960	2,046	100,922	99,904

Units purchased	24,311	40,682	3,461	5,010	458	261	47,356	34,895
Units redeemed	(45,883)	(49,404)	(3,763)	(1,236)	(1,780)	(347)	(34,594)	(33,877)

Ending units	155,594	177,166	12,188	12,490	638	1,960	113,684	100,922

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEI		FidVIPGr		FidVIPHI		FidVIPOv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,018,674	688,601	(210,949)	(170,829)	1,380,815	3,098,850	51,409	7,651
Realized gain (loss) on investments	(376,266)	(438,346)	(3,385,408)	(4,008,734)	(302,665)	73,937	1,488,094	1,211,034
Change in unrealized gain (loss) on investments	2,830,737	691,808	8,485,090	8,161,191	869,670	(2,837,088)	1,075,141	1,417,693
Reinvested capital gains	9,044,526	2,631,172	–	–	–	–	106,712	95,026

Net increase (decrease) in contract owners’ equity resulting from operations	13,517,671	3,573,235	4,888,733	3,981,628	1,947,820	335,699	2,721,356	2,731,404

Equity transactions:
Purchase payments received from contract owners (note 6)	3,692,252	4,276,432	5,488,181	6,634,272	1,001,448	1,125,916	98,138	339,404
Transfers between funds	(1,100,538)	(1,568,012)	(5,811,691)	(5,237,722)	780,432	(4,769,268)	(560,429)	(2,267,056)
Surrenders (note 6)	(6,003,272)	(4,242,404)	(5,709,362)	(5,321,108)	(1,783,680)	(1,430,746)	(1,268,080)	(1,241,402)
Death benefits (note 4)	(613,030)	(386,046)	(286,030)	(385,328)	(190,989)	(55,498)	(58,159)	(102,992)
Net policy repayments (loans) (note 5)	(202,336)	(324,136)	(585,121)	171,620	15,180	147,382	(316,052)	(196,920)
Deductions for surrender charges (note 2d)	(37,613)	(68,256)	(41,734)	(92,286)	(15,389)	(18,716)	(12,157)	(9,828)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,388,475)	(3,460,728)	(4,323,254)	(4,618,442)	(914,286)	(981,708)	(578,144)	(715,194)
Asset charges (note 3):
MSP contracts	(36,652)	(35,185)	(21,734)	(21,245)	(12,781)	(13,335)	(5,967)	(5,342)
LSFP contracts	(29,239)	(27,017)	(28,131)	(29,556)	(9,012)	(9,345)	(9,916)	(9,197)
Adjustments to maintain reserves	98,232	(22,180)	294,974	(67,826)	14,015	(4,671)	21,747	(12,213)

Net equity transactions	(7,620,671)	(5,857,532)	(11,023,902)	(8,967,621)	(1,115,062)	(6,009,989)	(2,689,019)	(4,220,740)

Net change in contract owners’ equity	5,897,000	(2,284,297)	(6,135,169)	(4,985,993)	832,758	(5,674,290)	32,337	(1,489,336)
Contract owners’ equity beginning of period	73,469,129	75,753,426	84,899,410	89,885,403	19,125,470	24,799,760	17,244,041	18,733,377

Contract owners’ equity end of period	$79,366,129	73,469,129	78,764,241	84,899,410	19,958,228	19,125,470	17,276,378	17,244,041

CHANGES IN UNITS:
Beginning units	2,082,710	1,873,796	2,764,316	2,468,188	865,500	1,035,038	745,818	867,542

Units purchased	340,139	884,610	423,537	1,237,181	186,842	265,940	87,006	283,227
Units redeemed	(570,529)	(675,696)	(782,499)	(941,053)	(232,478)	(435,478)	(189,746)	(404,951)

Ending units	1,852,320	2,082,710	2,405,354	2,764,316	819,864	865,500	643,078	745,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvSR		FidVIPAM		FidVIPCon		FidVIPIGBdS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$8,701	(5,997)	434,934	450,415	448,681	(254,940)	82,031	20,737
Realized gain (loss) on investments	326,549	11,146	(342,324)	(349,641)	1,897,820	692,489	(17,203)	(4,025)
Change in unrealized gain (loss) on investments	353,098	376,763	1,259,086	564,829	(669,773)	9,019,770	53,613	(13,301)
Reinvested capital gains	24,549	–	–	7,706	5,670,529	11,226	6,072	20,900

Net increase (decrease) in contract owners’ equity resulting from operations	712,897	381,912	1,351,696	673,309	7,347,257	9,468,545	124,513	24,311

Equity transactions:
Purchase payments received from contract owners (note 6)	945,685	680,560	1,057,356	1,143,732	3,311,632	3,426,214	214,010	121,204
Transfers between funds	1,375,984	1,623,842	(1,314,025)	(512,764)	(287,965)	2,390,668	740,901	1,813,088
Surrenders (note 6)	(372,853)	(119,598)	(1,186,526)	(1,877,914)	(3,678,724)	(3,532,336)	(279,429)	(61,552)
Death benefits (note 4)	(2,678)	(1,624)	(219,592)	(272,552)	(161,026)	(203,908)	–	–
Net policy repayments (loans) (note 5)	101,435	175,084	129,784	148,348	(1,201,916)	(273,738)	2,999	(2,788)
Deductions for surrender charges (note 2d)	(752)	(466)	(4,100)	(14,732)	(43,786)	(101,032)	(3,097)	(1,578)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(261,397)	(75,868)	(912,028)	(980,678)	(2,746,468)	(2,656,078)	(150,448)	(76,578)
Asset charges (note 3):
MSP contracts	(431)	(41)	(6,405)	(6,788)	(27,697)	(23,286)	(1,205)	(1,017)
LSFP contracts	(2,851)	(661)	(4,762)	(4,954)	(37,269)	(31,998)	(1,284)	(1,105)
Adjustments to maintain reserves	65	118	14,727	(13,081)	2,056	7,607	49	(34)

Net equity transactions	1,782,207	2,281,346	(2,445,571)	(2,391,383)	(4,871,163)	(997,887)	522,496	1,789,640

Net change in contract owners’ equity	2,495,104	2,663,258	(1,093,875)	(1,718,074)	2,476,094	8,470,658	647,009	1,813,951
Contract owners’ equity beginning of period	2,663,258	–	21,381,233	23,099,307	68,425,817	59,955,159	2,733,368	919,417

Contract owners’ equity end of period	$5,158,362	2,663,258	20,287,358	21,381,233	70,901,911	68,425,817	3,380,377	2,733,368

CHANGES IN UNITS:
Beginning units	213,864	–	915,956	829,310	2,281,934	2,196,532	255,724	87,010

Units purchased	188,205	227,292	74,849	512,422	664,564	595,164	210,778	183,122
Units redeemed	(48,949)	(13,428)	(181,175)	(425,776)	(723,524)	(509,762)	(163,084)	(14,408)

Ending units	353,120	213,864	809,630	915,956	2,222,974	2,281,934	303,418	255,724

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPGrOp		FidVIPMCapS		FidVIPVaIS		FidVIPEnergyS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,943	12,284	(32,649)	(41,647)	(2,137)	(9,405)	3,871	2,772
Realized gain (loss) on investments	114,590	(241,983)	545,254	274,318	(69,573)	(17,903)	118,582	49,408
Change in unrealized gain (loss) on investments	67,686	525,041	(603,741)	801,405	102,652	(45,834)	(346,483)	50,196
Reinvested capital gains	–	–	1,019,980	79,678	183,028	59,032	520,211	85,592

Net increase (decrease) in contract owners’ equity resulting from operations	184,219	295,342	928,844	1,113,754	213,970	(14,110)	296,181	187,968

Equity transactions:
Purchase payments received from contract owners (note 6)	262,293	344,226	616,546	533,880	126,297	76,358	309,550	58,540
Transfers between funds	(118,787)	(421,544)	1,052,459	2,962,566	396,071	(613,290)	1,941,205	1,649,170
Surrenders (note 6)	(343,652)	(238,812)	(596,579)	(620,812)	(178,270)	(211,158)	(234,415)	(3,970)
Death benefits (note 4)	(9,295)	(5,844)	(36,060)	–	–	–	(1,509)	–
Net policy repayments (loans) (note 5)	12,016	(36,264)	(85,500)	(33,242)	(11,845)	(12,436)	(30,615)	(15,300)
Deductions for surrender charges (note 2d)	(7,002)	(6,722)	(2,905)	(8,674)	(3,744)	(2,170)	(1,539)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(180,221)	(195,190)	(362,880)	(267,044)	(51,174)	(68,474)	(144,256)	(29,276)
Asset charges (note 3):
MSP contracts	(1,332)	(1,755)	(3,391)	(3,034)	(688)	(868)	(1,954)	(379)
LSFP contracts	(3,481)	(3,432)	(2,580)	(1,614)	(1,036)	(707)	(626)	(41)
Adjustments to maintain reserves	(6)	24	(44)	32	52	(35)	(8)	85

Net equity transactions	(389,467)	(565,313)	579,066	2,562,058	275,663	(832,780)	1,835,833	1,658,829

Net change in contract owners’ equity	(205,248)	(269,971)	1,507,910	3,675,812	489,633	(846,890)	2,132,014	1,846,797
Contract owners’ equity beginning of period	4,166,506	4,436,477	7,969,055	4,293,243	1,175,007	2,021,897	1,846,797	–

Contract owners’ equity end of period	$3,961,258	4,166,506	9,476,965	7,969,055	1,664,640	1,175,007	3,978,811	1,846,797

CHANGES IN UNITS:
Beginning units	369,344	422,878	390,220	247,050	86,996	152,482	137,232	–

Units purchased	55,136	50,100	147,940	193,614	56,916	29,683	139,698	140,962
Units redeemed	(89,656)	(103,634)	(124,204)	(50,444)	(37,688)	(95,169)	(22,050)	(3,730)

Ending units	334,824	369,344	413,956	390,220	106,224	86,996	254,880	137,232

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree10S		FidVIPFree20S		FidVIPFree30S		FrVIPIncSec2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$3,311	213	3,426	960	4,682	168	(389)	–
Realized gain (loss) on investments	2,880	42	2,207	176	356	15	1,010	–
Change in unrealized gain (loss) on investments	3,962	1,320	23,797	13,443	3,034	563	15,388	–
Reinvested capital gains	984	–	3,207	–	3,726	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	11,137	1,575	32,637	14,579	11,798	746	16,009	–

Equity transactions:
Purchase payments received from contract owners (note 6)	4,333	2,332	4,049	1,000	9,134	1,226	26,918	–
Transfers between funds	176,255	72,488	69,862	252,104	306,056	41,294	288,860	–
Surrenders (note 6)	(2,719)	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(14,989)	(11,606)	(244)	(44)	(17)	–	(801)	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,612)	(938)	(9,774)	(2,492)	(4,493)	(272)	(2,947)	–
Asset charges (note 3):
MSP contracts	(385)	(80)	(586)	(331)	–	–	(190)	–
LSFP contracts	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(9)	56	20	49	4	35	43	–

Net equity transactions	157,874	62,252	63,327	250,286	310,684	42,283	311,883	–

Net change in contract owners’ equity	169,011	63,827	95,964	264,865	322,482	43,029	327,892	–
Contract owners’ equity beginning of period	63,827	–	264,865	–	43,029	–	–	–

Contract owners’ equity end of period	$232,838	63,827	360,829	264,865	365,511	43,029	327,892	–

CHANGES IN UNITS:
Beginning units	5,924	–	23,914	–	3,818	–	–	–

Units purchased	15,820	7,128	7,475	24,209	25,371	3,842	29,694	–
Units redeemed	(1,974)	(1,204)	(2,101	(295)	(385)	(24)	(362)	–

Ending units	19,770	5,924	29,288	23,914	28,804	3,818	29,332	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPRisDiv		FrVIPSmCapV1		FrVIPDevMrk3		FrVIPForSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$23,225	14,646	6,532	6,455	7,050	923	10,254	12,363
Realized gain (loss) on investments	79,445	72,059	252,240	147,731	94,811	8,409	130,073	103,694
Change in unrealized gain (loss) on investments	452,466	(2,803)	116,649	40,513	160,456	69,238	90,707	20,664
Reinvested capital gains	18,463	19,938	116,222	17,618	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	573,599	103,840	491,643	212,317	262,317	78,570	231,034	136,721

Equity transactions:
Purchase payments received from contract owners (note 6)	288,749	321,422	220,474	268,370	122,854	16,080	4	46,438
Transfers between funds	797,123	923,274	167,582	1,024,200	742,462	563,464	(191,796)	(246,220)
Surrenders (note 6)	(273,861)	(441,810)	(304,775)	(223,060)	(43,074)	(8,354)	(229,919)	(42,594)
Death benefits (note 4)	(1,686)	–	(4,464)	–	–	–	–	(50)
Net policy repayments (loans) (note 5)	(39,417)	(10,662)	(4,647)	(40,146)	(15,918)	(400)	(37,025)	(12,664)
Deductions for surrender charges (note 2d)	(1,234)	(3,596)	(871)	(3,312)	(362)	–	(1,941)	(166)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(138,979)	(135,758)	(109,416)	(107,762)	(45,872)	(7,172)	(35,042)	(49,820)
Asset charges (note 3):
MSP contracts	(900)	(1,993)	(660)	(734)	(1,169)	(611)	(558)	(1,866)
LSFP contracts	(1,807)	(1,476)	(880)	(689)	(162)	(4)	(695)	(827)
Adjustments to maintain reserves	236	(88)	171	(76)	45	71	56	6

Net equity transactions	628,224	649,313	(37,486)	916,791	758,804	563,074	(496,916)	(307,763)

Net change in contract owners’ equity	1,201,823	753,153	454,157	1,129,108	1,021,121	641,644	(265,882)	(171,042)
Contract owners’ equity beginning of period	3,270,539	2,517,386	3,016,848	1,887,740	641,644	–	1,389,284	1,560,326

Contract owners’ equity end of period	$4,472,362	3,270,539	3,471,005	3,016,848	1,662,765	641,644	1,123,402	1,389,284

CHANGES IN UNITS:
Beginning units	234,296	185,710	170,032	115,218	50,268	–	81,054	99,854

Units purchased	88,447	85,734	69,419	75,591	61,197	52,129	5,759	19,547
Units redeemed	(48,681)	(37,148)	(72,163)	(20,777)	(9,209)	(1,861)	(32,767)	(38,347)

Ending units	274,062	234,296	167,288	170,032	102,256	50,268	54,046	81,054

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPForSec3		FrVIPGlInc3		GVITAstAll2		GVITBnd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$10,356	489	3,397	3,108	5,724	–	(622)	–
Realized gain (loss) on investments	45,063	2,773	6,953	(3,777)	585	–	12	–
Change in unrealized gain (loss) on investments	154,011	37,464	11,113	132	7,473	–	10,263	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	209,430	40,726	21,463	(537)	13,782	–	9,653	–

Equity transactions:
Purchase payments received from contract owners (note 6)	144,772	82,782	6,095	16,760	6,127	–	4,728	–
Transfers between funds	643,714	598,340	318,410	47,002	357,636	–	345,842	–
Surrenders (note 6)	(28,386)	(17,022)	(12,879)	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(15,744)	(918)	(3,917)	–	325	–	–	–
Deductions for surrender charges (note 2d)	(22)	(28)	(379)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,367)	(7,438)	(5,582)	(1,264)	(2,872)	–	(1,664)	–
Asset charges (note 3):
MSP contracts	(2,294)	(198)	(45)	(39)	(255)	–	–	–
LSFP contracts	(613)	(261)	(44)	(10)	–	–	–	–
Adjustments to maintain reserves	(23)	90	29	33	40	–	41	–

Net equity transactions	703,037	655,347	301,688	62,482	361,001	–	348,947	–

Net change in contract owners’ equity	912,467	696,073	323,151	61,945	374,783	–	358,600	–
Contract owners’ equity beginning of period	696,073	–	61,945	–	–	–	–	–

Contract owners’ equity end of period	$1,608,540	696,073	385,096	61,945	374,783	–	358,600	–

CHANGES IN UNITS:
Beginning units	61,834	–	6,292	–	–	–	–	–

Units purchased	64,406	64,552	31,310	6,425	36,101	–	34,323	–
Units redeemed	(8,004)	(2,718)	(2,696)	(133)	(469)	–	(161)	–

Ending units	118,236	61,834	34,906	6,292	35,632	–	34,162	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlobGr2		GVITGrowth2		GVITIntValI		GVITIntVal3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(540)	–	2,798	–	14,359	9,434	19,878	3,888
Realized gain (loss) on investments	220	–	(2,426)	–	72,763	123,406	48,968	614
Change in unrealized gain (loss) on investments	31,132	–	24,372	–	42,289	(63,445)	119,180	70,712
Reinvested capital gains	–	–	–	–	63,340	53,106	87,625	11,850

Net increase (decrease) in contract owners’ equity resulting from operations	30,812	–	24,744	–	192,751	122,501	275,651	87,064

Equity transactions:
Purchase payments received from contract owners (note 6)	11,294	–	17,581	–	(52)	40,142	111,921	88,134
Transfers between funds	854,107	–	644,667	–	(242,421)	(382,668)	815,174	845,398
Surrenders (note 6)	–	–	(32,491)	–	(37,392)	(174,560)	(12,250)	(1,262)
Death benefits (note 4)	–	–	–	–	–	–	(2,235)	–
Net policy repayments (loans) (note 5)	(664)	–	(30)	–	(44,009)	(20,866)	(1,177)	(11,818)
Deductions for surrender charges (note 2d)	–	–	(918)	–	(420)	(3,928)	(44)	(8)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,050)	–	(6,959)	–	(35,188)	(51,900)	(38,661)	(11,126)
Asset charges (note 3):
MSP contracts	(65)	–	(50)	–	(464)	(679)	(424)	(152)
LSFP contracts	–	–	–	–	(59)	(237)	(458)	(86)
Adjustments to maintain reserves	73	–	39	–	(30)	(3,019)	22	114

Net equity transactions	859,695	–	621,839	–	(360,035)	(597,715)	871,868	909,194

Net change in contract owners’ equity	890,507	–	646,583	–	(167,284)	(475,214)	1,147,519	996,258
Contract owners’ equity beginning of period	–	–	–	–	1,042,926	1,518,140	996,258	–

Contract owners’ equity end of period	$890,507	–	646,583	–	875,642	1,042,926	2,143,777	996,258

CHANGES IN UNITS:
Beginning units	–	–	–	–	56,386	91,502	87,332	–

Units purchased	83,024	–	66,974	–	116	18,401	74,875	91,263
Units redeemed	(594)	–	(4,348)	–	(17,718)	(53,517)	(8,287)	(3,931)

Ending units	82,430	–	62,626	–	38,784	56,386	153,920	87,332

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts		GVITEmMrkts3		GVITFHiInc		GVITFHiInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$404	(1,453)	5,474	(692)	20,206	31,914	18,929	7,547
Realized gain (loss) on investments	347,440	93,446	211,906	9,394	2	(17,651)	(6,648)	494
Change in unrealized gain (loss) on investments	331,985	292,891	421,457	34,834	8,965	(11,541)	7,599	(4,029)
Reinvested capital gains	25,537	193,400	30,546	104,312	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	705,366	578,284	669,383	147,848	29,173	2,722	19,880	4,012

Equity transactions:
Purchase payments received from contract owners (note 6)	138,829	43,378	296,509	74,318	(20)	10,724	113,350	93,216
Transfers between funds	(501,480)	14,646	647,225	1,253,186	(84,978)	(287,434)	44,100	72,750
Surrenders (note 6)	(208,079)	(99,968)	(119,029)	(28,716)	(14,910)	(100,240)	(14,896)	(734)
Death benefits (note 4)	(43,065)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(26,268)	(39,768)	(7,648)	17,840	(4,206)	(3,496)	(2,496)	1,294
Deductions for surrender charges (note 2d)	(822)	(2,288)	(383)	(238)	–	(1,270)	–	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,463)	(90,432)	(96,841)	(14,816)	(13,402)	(25,634)	(17,251)	(6,442)
Asset charges (note 3):
MSP contracts	(218)	(938)	(1,288)	(189)	(765)	(799)	(280)	(53)
LSFP contracts	(1,003)	(986)	(1,883)	(330)	(179)	(172)	(99)	(23)
Adjustments to maintain reserves	540	(80)	90	95	45	(6)	33	72

Net equity transactions	(719,029)	(176,436)	716,752	1,301,150	(118,415)	(408,327)	122,461	160,078

Net change in contract owners’ equity	(13,663)	401,848	1,386,135	1,448,998	(89,242)	(405,605)	142,341	164,090
Contract owners’ equity beginning of period	2,330,835	1,928,987	1,448,998	–	346,326	751,931	164,090	–

Contract owners’ equity end of period	$2,317,172	2,330,835	2,835,133	1,448,998	257,084	346,326	306,431	164,090

CHANGES IN UNITS:
Beginning units	130,590	142,194	109,046	–	28,010	62,024	15,630	–

Units purchased	11,202	37,963	62,414	111,672	1,698	3,549	17,552	19,348
Units redeemed	(45,820)	(49,567)	(14,456)	(2,626)	(10,836)	(37,563)	(6,666)	(3,718)

Ending units	95,972	130,590	157,004	109,046	18,872	28,010	26,516	15,630

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlFin		GVITGlHlth		GVITGlHlth3		GVITGlTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,363	7,534	(4,417)	(7,197)	(3,035)	(882)	(3,449)	(5,066)
Realized gain (loss) on investments	23,758	8,751	6,406	23,078	(19,028)	858	23,742	(81,565)
Change in unrealized gain (loss) on investments	5,779	(21,076)	7,171	(32,124)	32,536	(31,731)	29,036	42,968
Reinvested capital gains	102,103	67,106	–	88,424	–	41,196	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	141,003	62,315	9,160	72,181	10,473	9,441	49,329	(43,663)

Equity transactions:
Purchase payments received from contract owners (note 6)	38,692	39,184	(8)	54,890	45,867	32,238	(9)	47,736
Transfers between funds	112,365	150,044	(245,618)	(202,846)	(61,862)	396,302	(76,033)	(267,874)
Surrenders (note 6)	(9,544)	(36,400)	(33,641)	(124,996)	(3,119)	(12,484)	(38,278)	(24,454)
Death benefits (note 4)	–	–	–	–	–	–	(46)	–
Net policy repayments (loans) (note 5)	(87,224)	7,182	(29,834)	(52,312)	58	13,346	(1,640)	(20,444)
Deductions for surrender charges (note 2d)	–	(466)	–	(2,604)	–	(24)	(526)	(532)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,186)	(24,736)	(20,759)	(36,958)	(15,575)	(5,622)	(23,666)	(42,052)
Asset charges (note 3):
MSP contracts	(77)	(99)	(335)	(624)	(84)	(17)	–	(115)
LSFP contracts	(110)	(144)	(292)	(475)	(66)	–	(335)	(376)
Adjustments to maintain reserves	138	(10)	(16)	5	33	48	13	(13)

Net equity transactions	25,054	134,555	(330,503)	(365,920)	(34,748)	423,787	(140,520)	(308,124)

Net change in contract owners’ equity	166,057	196,870	(321,343)	(293,739)	(24,275)	433,228	(91,191)	(351,787)
Contract owners’ equity beginning of period	738,622	541,752	761,769	1,055,508	433,228	–	585,219	937,006

Contract owners’ equity end of period	$904,679	738,622	440,426	761,769	408,953	433,228	494,028	585,219

CHANGES IN UNITS:
Beginning units	46,080	37,388	58,678	87,634	40,502	–	191,526	302,962

Units purchased	15,512	24,968	6,633	30,026	9,778	41,388	43,336	34,385
Units redeemed	(14,530)	(16,276)	(32,029)	(58,982)	(12,858)	(886)	(88,336)	(145,821)

Ending units	47,062	46,080	33,282	58,678	37,422	40,502	146,526	191,526

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlTech3		GVITGlUtl		GVITGvtBd		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,004)	(558)	34,641	19,748	394,994	363,429	(101,952)	(104,011)
Realized gain (loss) on investments	21,276	1,637	(14,217)	89,704	(151,082)	(176,624)	(2,360,079)	(2,735,024)
Change in unrealized gain (loss) on investments	5,799	16,348	390,133	(229,966)	(31,557)	99,562	3,319,647	3,772,943
Reinvested capital gains	–	–	132,217	195,266	89,332	22,538	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	25,071	17,427	542,774	74,752	301,687	308,905	857,616	933,908

Equity transactions:
Purchase payments received from contract owners (note 6)	55,504	44,160	95,595	109,630	709,052	703,036	1,873,914	2,125,034
Transfers between funds	(169,289)	318,266	530,402	307,898	142,389	(365,628)	(762,149)	(552,550)
Surrenders (note 6)	(5,475)	(182)	(25,253)	(142,162)	(678,489)	(1,291,822)	(1,076,839)	(1,200,768)
Death benefits (note 4)	(73)	–	(48,745)	–	(163,762)	(100,232)	(113,328)	(76,034)
Net policy repayments (loans) (note 5)	649	14,038	46,899	(6,664)	(72,413)	(114,420)	(43,902)	19,472
Deductions for surrender charges (note 2d)	–	(10)	–	(3,028)	(9,132)	(15,586)	(19,139)	(45,926)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,626)	(4,928)	(65,591)	(63,040)	(574,799)	(630,986)	(1,285,998)	(1,386,344)
Asset charges (note 3):
MSP contracts	–	–	(590)	(637)	(11,130)	(12,578)	(4,301)	(4,544)
LSFP contracts	(142)	(38)	(906)	(951)	(4,773)	(4,419)	(8,473)	(9,044)
Adjustments to maintain reserves	(23)	160	(8)	50	21,487	(6,920)	2,309	1,480

Net equity transactions	(134,475)	371,466	531,803	201,096	(641,570)	(1,839,555)	(1,437,906)	(1,129,224)

Net change in contract owners’ equity	(109,404)	388,893	1,074,577	275,848	(339,883)	(1,530,650)	(580,290)	(195,316)
Contract owners’ equity beginning of period	388,893	–	1,403,880	1,128,032	11,433,257	12,963,907	16,951,625	17,146,941

Contract owners’ equity end of period	$279,489	388,893	2,478,457	1,403,880	11,093,374	11,433,257	16,371,335	16,951,625

CHANGES IN UNITS:
Beginning units	31,690	–	96,608	82,240	531,932	559,802	1,012,300	1,056,188

Units purchased	6,194	32,305	51,214	51,024	124,704	211,849	197,568	244,346
Units redeemed	(17,248)	(615)	(22,766)	(36,656)	(162,500)	(239,719)	(271,974)	(288,234)

Ending units	20,636	31,690	125,056	96,608	494,136	531,932	937,894	1,012,300

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITIntIdx6		GVITIDAgg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,040	706	115	–	35,204	21,630	10,430	12,518
Realized gain (loss) on investments	169,443	38,855	(8)	–	93,337	91,653	1,388	5,406
Change in unrealized gain (loss) on investments	227,862	69,474	2,298	–	186,054	(4,619)	7,780	(15,757)
Reinvested capital gains	1,912	1,588	–	–	33,920	35,342	4,883	13,526

Net increase (decrease) in contract owners’ equity resulting from operations	400,257	110,623	2,405	–	348,515	144,006	24,481	15,693

Equity transactions:
Purchase payments received from contract owners (note 6)	219,677	15,074	258	–	173,028	157,642	22,438	48,316
Transfers between funds	954,881	453,534	14,888	–	830,577	636,636	(67,715)	(36,184)
Surrenders (note 6)	(59,366)	(81,924)	–	–	(235,406)	(399,694)	(202,298)	(19,258)
Death benefits (note 4)	(4,036)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(10,594)	(23,764)	–	–	(49,119)	145,236	99,499	7,482
Deductions for surrender charges (note 2d)	(128)	(1,424)	–	–	(768)	(2,106)	(2,180)	(408)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,764)	(14,910)	(299)	–	(97,766)	(69,670)	(26,058)	(28,918)
Asset charges (note 3):
MSP contracts	(772)	(229)	–	–	(175)	(14)	(121)	(265)
LSFP contracts	(675)	(28)	–	–	–	–	(99)	(109)
Adjustments to maintain reserves	(4)	88	31	–	9	21	(5)	25

Net equity transactions	1,060,219	346,417	14,878	–	620,380	468,051	(176,539)	(29,319)

Net change in contract owners’ equity	1,460,476	457,040	17,283	–	968,895	612,057	(152,058)	(13,626)
Contract owners’ equity beginning of period	712,763	255,723	–	–	1,923,608	1,311,551	596,311	609,937

Contract owners’ equity end of period	$2,173,239	712,763	17,283	–	2,892,503	1,923,608	444,253	596,311

CHANGES IN UNITS:
Beginning units	73,566	34,358	–	–	146,078	106,736	52,378	54,920

Units purchased	105,418	64,382	1,612	–	71,709	82,019	8,142	17,854
Units redeemed	(9,876)	(25,174)	(30)	–	(28,879)	(42,677)	(23,584)	(20,396)

Ending units	169,108	73,566	1,582	–	188,908	146,078	36,936	52,378

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITMdCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$124,854	89,651	94,529	66,893	48,089	37,727	(8,447)	(8,160)
Realized gain (loss) on investments	215,562	114,999	204,996	178,974	15,365	44,205	78,557	58,185
Change in unrealized gain (loss) on investments	271,956	(43,991)	406,666	(41,664)	87,209	(45,321)	53,734	61,864
Reinvested capital gains	57,432	93,246	71,094	102,524	34,355	40,334	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	669,804	253,905	777,285	306,727	185,018	76,945	123,844	111,889

Equity transactions:
Purchase payments received from contract owners (note 6)	420,655	418,850	395,805	392,234	291,005	208,524	59,057	54,032
Transfers between funds	1,488,410	1,074,126	1,062,660	1,142,442	(50,241)	565,274	208,658	19,446
Surrenders (note 6)	(199,610)	(351,472)	(150,919)	(206,032)	(21,949)	(28,196)	(127,333)	(93,482)
Death benefits (note 4)	(160,250)	(1,148)	–	(80,942)	(25,518)	(211,024)	–	–
Net policy repayments (loans) (note 5)	16,702	64,184	(119,817)	(78,268)	35,403	1,878	(24,046)	(10,446)
Deductions for surrender charges (note 2d)	(478)	(9,268)	(2,371)	(3,466)	(181)	(736)	(4,907)	(1,892)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(322,494)	(284,726)	(342,248)	(296,694)	(85,286)	(81,718)	(54,942)	(69,030)
Asset charges (note 3):
MSP contracts	(8,513)	(5,493)	(2,580)	(1,615)	(1,221)	(1,044)	(444)	(430)
LSFP contracts	(823)	(724)	(1,570)	(900)	–	(17)	(823)	(651)
Adjustments to maintain reserves	41	20	1,237	(102)	(21)	20	24	1

Net equity transactions	1,233,640	904,349	840,197	866,657	141,991	452,961	55,244	(102,452)

Net change in contract owners’ equity	1,903,444	1,158,254	1,617,482	1,173,384	327,009	529,906	179,088	9,437
Contract owners’ equity beginning of period	5,981,356	4,823,102	5,280,968	4,107,584	2,348,240	1,818,334	1,278,234	1,268,797

Contract owners’ equity end of period	$7,884,800	5,981,356	6,898,450	5,280,968	2,675,249	2,348,240	1,457,322	1,278,234

CHANGES IN UNITS:
Beginning units	484,140	409,194	411,372	340,366	198,412	158,844	210,238	226,164

Units purchased	179,203	170,263	151,964	143,297	106,475	71,917	52,529	74,321
Units redeemed	(87,769)	(95,317)	(92,846)	(72,291)	(95,875)	(32,349)	(42,935)	(90,247)

Ending units	575,574	484,140	470,490	411,372	209,012	198,412	219,832	210,238

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpIdx		GVITMyMkt		GVITNWFund		GVITNWLead
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$39,768	24,676	1,072,289	573,998	303,925	148,385	1,873	2,374
Realized gain (loss) on investments	522,315	636,460	–	–	(3,408,067)	(2,531,902)	(23,559)	11,604
Change in unrealized gain (loss) on investments	(36,528)	(355,770)	–	–	12,236,368	7,142,405	43,954	(39,955)
Reinvested capital gains	103,301	415,044	–	–	–	–	39,071	56,438

Net increase (decrease) in contract owners’ equity resulting from operations	628,856	720,410	1,072,289	573,998	9,132,226	4,758,888	61,339	30,461

Equity transactions:
Purchase payments received from contract owners (note 6)	291,169	439,202	3,658,857	3,098,610	5,894,796	6,837,524	28,328	8,860
Transfers between funds	(171,589)	151,132	4,530,350	7,508,134	(2,621,391)	(1,605,702)	118,672	292,428
Surrenders (note 6)	(333,966)	(950,394)	(8,338,109)	(11,194,006)	(3,779,834)	(4,096,384)	(60,657)	(74,082)
Death benefits (note 4)	(16,715)	(876)	(88,855)	(356,008)	(447,645)	(356,444)	–	–
Net policy repayments (loans) (note 5)	(107,579)	82,918	2,882,025	2,290,152	(431,905)	43,084	(22,229)	(4,668)
Deductions for surrender charges (note 2d)	(3,703)	(8,884)	(36,231)	(105,694)	(49,358)	(98,438)	(80)	(172)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(285,811)	(278,424)	(1,781,025)	(1,879,132)	(5,064,681)	(5,265,766)	(14,705)	(10,544)
Asset charges (note 3):
MSP contracts	(5,190)	(4,804)	(25,952)	(24,149)	(25,693)	(24,634)	(496)	(336)
LSFP contracts	(3,939)	(3,397)	(17,609)	(18,073)	(20,923)	(20,184)	(5)	(12)
Adjustments to maintain reserves	781	(2)	23,903	15,000	198,038	(40,828)	(10)	24

Net equity transactions	(636,542)	(573,529)	807,354	(665,166)	(6,348,596)	(4,627,772)	48,818	211,498

Net change in contract owners’ equity	(7,686)	146,881	1,879,643	(91,168)	2,783,630	131,116	110,157	241,959
Contract owners’ equity beginning of period	7,218,417	7,071,536	26,583,286	26,674,454	74,977,004	74,845,888	411,250	169,291

Contract owners’ equity end of period	$7,210,731	7,218,417	28,462,929	26,583,286	77,760,634	74,977,004	521,407	411,250

CHANGES IN UNITS:
Beginning units	491,188	533,950	1,821,092	1,778,058	2,249,770	2,310,270	30,358	13,742

Units purchased	107,211	171,696	648,048	1,071,035	382,150	576,159	13,796	27,437
Units redeemed	(150,761)	(214,458)	(613,704)	(1,028,001)	(593,234)	(636,659)	(10,962)	(10,821)

Ending units	447,638	491,188	1,855,436	1,821,092	2,038,686	2,249,770	33,192	30,358

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapGr		GVITSmCapVal		GVITSmComp		GVITTGroFoc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(8,928)	(9,083)	(18,858)	(84,819)	(155,927)	(187,960)	–	–
Realized gain (loss) on investments	176,700	132,806	680,552	1,337,766	774,570	727,928	–	–
Change in unrealized gain (loss) on investments	(152,111)	(49,894)	386,882	(2,634,618)	2,061,580	(995,207)	–	–
Reinvested capital gains	–	–	911,820	1,564,872	580,447	3,550,094	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	15,661	73,829	1,960,396	183,201	3,260,670	3,094,855	–	–

Equity transactions:
Purchase payments received from contract owners (note 6)	75,195	64,152	519,804	642,074	1,337,872	1,457,404	–	148
Transfers between funds	258,701	(534,830)	(2,640,164)	(647,828)	(1,170,958)	270,824	–	(18)
Surrenders (note 6)	(94,261)	(96,302)	(844,018)	(838,592)	(1,524,616)	(1,681,274)	–	–
Death benefits (note 4)	–	(30)	(49,644)	(17,284)	(123,522)	(79,856)	–	–
Net policy repayments (loans) (note 5)	(33,295)	(57,338)	(101,082)	(131,392)	(473,911)	(51,224)	–	(124)
Deductions for surrender charges (note 2d)	(4,420)	(1,110)	(7,012)	(10,918)	(14,535)	(38,284)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(64,663)	(76,020)	(422,536)	(512,442)	(1,229,903)	(1,257,290)	–	(8)
Asset charges (note 3):
MSP contracts	(445)	(985)	(6,603)	(8,307)	(17,226)	(15,783)	–	–
LSFP contracts	(843)	(1,086)	(12,656)	(11,286)	(16,505)	(14,861)	–	–
Adjustments to maintain reserves	23	(6)	1,302	2,355	1,746	272,757	–	2

Net equity transactions	135,992	(703,555)	(3,562,609)	(1,533,620)	(3,231,558)	(1,137,587)	–	–

Net change in contract owners’ equity	151,653	(629,726)	(1,602,213)	(1,350,419)	29,112	1,957,268	–	–
Contract owners’ equity beginning of period	1,261,023	1,890,749	13,633,355	14,983,774	30,178,993	28,221,725	–	–

Contract owners’ equity end of period	$1,412,676	1,261,023	12,031,142	13,633,355	30,208,105	30,178,993	–	–

CHANGES IN UNITS:
Beginning units	164,700	265,602	680,010	746,406	909,012	925,912	–	–

Units purchased	72,557	49,153	50,594	224,334	236,546	190,821	–	853
Units redeemed	(57,993)	(150,055)	(224,200)	(290,730)	(322,956)	(207,721)	–	(853)

Ending units	179,264	164,700	506,404	680,010	822,602	909,012	–	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITUSGro		GVITVKVal		GVITMltSec		JanBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(3,065)	(6,036)	10,466	7,161	46,560	35,376	3,604	3,290
Realized gain (loss) on investments	6,918	24,938	28,626	33,920	(2,420)	7,465	3,914	869
Change in unrealized gain (loss) on investments	(24,714)	(91,765)	47,073	(30,719)	2,462	(34,567)	16,786	11,177
Reinvested capital gains	13,100	161,958	42,502	20,414	2,816	5,570	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(7,761)	89,095	128,667	30,776	49,418	13,844	24,304	15,336

Equity transactions:
Purchase payments received from contract owners (note 6)	41,473	20,500	54,382	68,698	53,050	54,556	14,264	6,342
Transfers between funds	(176,078)	151,248	161,047	234,646	470,478	(55,206)	27,506	115,096
Surrenders (note 6)	(45,827)	(124,464)	(62,690)	(57,654)	(90,680)	(164,012)	(140)	(2,538)
Death benefits (note 4)	(1,780)	–	(1,841)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(8,920)	25,118	(23,247)	864	9,444	20,336	(6,380)	(360)
Deductions for surrender charges (note 2d)	(4,205)	(1,082)	(551)	(270)	(963)	(3,366)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,676)	(31,880)	(43,638)	(36,178)	(48,683)	(47,972)	(9,207)	(5,420)
Asset charges (note 3):
MSP contracts	(182)	(173)	(6)	(17)	(906)	(1,034)	(603)	(401)
LSFP contracts	(899)	(231)	(829)	(330)	(590)	(634)	–	–
Adjustments to maintain reserves	63	(236)	(17)	44	(53)	21	19	(2)

Net equity transactions	(225,031)	38,800	82,610	209,803	391,097	(197,311)	25,459	112,717

Net change in contract owners’ equity	(232,792)	127,895	211,277	240,579	440,515	(183,467)	49,763	128,053
Contract owners’ equity beginning of period	1,006,777	878,882	813,840	573,261	1,027,643	1,211,110	222,264	94,211

Contract owners’ equity end of period	$773,985	1,006,777	1,025,117	813,840	1,468,158	1,027,643	272,027	222,264

CHANGES IN UNITS:
Beginning units	65,614	63,712	53,318	38,956	74,450	89,396	17,536	7,980

Units purchased	12,809	26,621	22,592	21,993	45,808	14,376	8,882	10,287
Units redeemed	(27,789)	(24,719)	(17,776)	(7,631)	(17,878)	(29,322)	(6,942)	(731)

Ending units	50,634	65,614	58,134	53,318	102,380	74,450	19,476	17,536

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTech		JanRMgCore		JanIntGroS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,074)	(16,462)	(6,855)	(7,187)	(955)	1,573	20,414	–
Realized gain (loss) on investments	216,183	203,945	166,660	96,191	(10,542)	4,248	(1,079)	–
Change in unrealized gain (loss) on investments	(7,039)	86,853	(79,000)	20,130	19,487	(20,802)	342,478	–
Reinvested capital gains	–	–	–	–	14,511	41,532	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	197,070	274,336	80,805	109,134	22,501	26,551	361,813	–

Equity transactions:
Purchase payments received from contract owners (note 6)	144,539	183,122	86,368	101,390	16,211	19,358	132,126	–
Transfers between funds	(125,033)	72,786	(128,569)	(69,038)	(66,989)	145,336	2,436,285	–
Surrenders (note 6)	(250,901)	(199,394)	(90,510)	(25,024)	(13,972)	(14,380)	(45,650)	–
Death benefits (note 4)	(16,125)	(4,622)	(444)	(3,500)	–	–	–	–
Net policy repayments (loans) (note 5)	(10,918)	(54,628)	402	(15,226)	1,236	(930)	45,949	–
Deductions for surrender charges (note 2d)	(1,318)	(2,784)	(1,203)	(342)	(141)	(242)	(848)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,682)	(119,602)	(56,014)	(53,312)	(12,706)	(12,036)	(31,532)	–
Asset charges (note 3):
MSP contracts	(2,054)	(1,888)	(668)	(616)	(344)	(90)	(381)	–
LSFP contracts	(1,212)	(1,478)	(1,094)	(889)	–	–	–	–
Adjustments to maintain reserves	208	(42)	56	18	20	38	127	–

Net equity transactions	(373,496)	(128,530)	(191,676)	(66,539)	(76,685)	137,054	2,536,076	–

Net change in contract owners’ equity	(176,426)	145,806	(110,871)	42,595	(54,184)	163,605	2,897,889	–
Contract owners’ equity beginning of period	2,663,806	2,518,000	1,183,574	1,140,979	251,957	88,352	–	–

Contract owners’ equity end of period	$2,487,380	2,663,806	1,072,703	1,183,574	197,773	251,957	2,897,889	–

CHANGES IN UNITS:
Beginning units	331,492	351,590	296,802	318,846	16,002	6,186	–	–

Units purchased	69,327	76,865	70,064	77,013	4,554	12,211	254,903	–
Units redeemed	(115,513)	(96,963)	(117,144)	(99,057)	(9,210)	(2,395)	(4,765)	–

Ending units	285,306	331,492	249,722	296,802	11,346	16,002	250,138	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGroS		MFSInvGrStl		MFSValueI		NBAMTBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$58,384	9,165	(1,862)	(889)	1,237	21	21	109
Realized gain (loss) on investments	987,377	268,467	12,601	7,919	11,064	9,662	3,433	1,738
Change in unrealized gain (loss) on investments	536,030	291,505	10,130	9,290	82,597	4,912	565	637
Reinvested capital gains	–	–	–	–	12,250	5,236	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,581,791	569,137	20,869	16,320	107,148	19,831	4,019	2,484

Equity transactions:
Purchase payments received from contract owners (note 6)	233,735	128,112	22,125	27,122	84,841	24,214	3,565	2,420
Transfers between funds	1,317,534	738,664	(20,929)	54,014	451,701	145,716	(2,596)	9,052
Surrenders (note 6)	(341,870)	(100,680)	(11,057)	(23,910)	(30,642)	(7,942)	(5,397)	(15,950)
Death benefits (note 4)	(188,919)	(3,574)	(2,317)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(103,277)	(122,300)	(19,306)	(2,476)	(3,840)	(3,332)	133	76
Deductions for surrender charges (note 2d)	(2,064)	(1,488)	(33)	(142)	(264)	(462)	–	(350)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(159,849)	(91,098)	(16,589)	(17,532)	(16,853)	(10,682)	(2,476)	(2,260)
Asset charges (note 3):
MSP contracts	(1,589)	(744)	–	–	(135)	(56)	–	–
LSFP contracts	(3,471)	(1,797)	(64)	(42)	(396)	(205)	–	–
Adjustments to maintain reserves	241	32	(32)	(2)	5	53	(22)	45

Net equity transactions	750,471	545,127	(48,202)	37,032	484,417	147,304	(6,793)	(6,967)

Net change in contract owners’ equity	2,332,262	1,114,264	(27,333)	53,352	591,565	167,135	(2,774)	(4,483)
Contract owners’ equity beginning of period	2,896,471	1,782,207	311,844	258,492	349,947	182,812	43,609	48,092

Contract owners’ equity end of period	$5,228,733	2,896,471	284,511	311,844	941,512	349,947	40,835	43,609

CHANGES IN UNITS:
Beginning units	312,446	255,024	23,984	20,652	23,408	12,970	2,306	2,306

Units purchased	166,137	141,436	3,448	9,922	32,298	12,042	873	848
Units redeemed	(98,075)	(84,014)	(6,980)	(6,590)	(3,352)	(1,604)	(947)	(848)

Ending units	380,508	312,446	20,452	23,984	52,354	23,408	2,232	2,306

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFasc		NBAMTGro		NBAMTGuard		NBAMTInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(548)	(632)	(113,010)	(114,795)	1,512	(9,613)	(987)	(114)
Realized gain (loss) on investments	8,663	1,761	944,961	829,726	101,526	241,921	70,204	(56)
Change in unrealized gain (loss) on investments	(5,402)	1,137	1,330,092	1,131,493	130,653	(74,766)	(8,136)	40,524
Reinvested capital gains	2,187	572	–	–	–	–	2,236	3,464

Net increase (decrease) in contract owners’ equity resulting from operations	4,900	2,838	2,162,043	1,846,424	233,691	157,542	63,317	43,818

Equity transactions:
Purchase payments received from contract owners (note 6)	4,812	8,162	1,023,355	1,271,972	78,174	107,446	27,950	2,266
Transfers between funds	(6,498)	968	(11,964)	(1,072,358)	49,637	(338,946)	(468,151)	670,592
Surrenders (note 6)	(3,450)	(364)	(1,027,708)	(1,526,768)	(172,564)	(46,544)	(12,520)	(938)
Death benefits (note 4)	–	–	(132,006)	(121,564)	(16,775)	(850)	–	–
Net policy repayments (loans) (note 5)	(18,866)	114	(155,030)	55,140	(17,230)	(55,134)	7,843	–
Deductions for surrender charges (note 2d)	–	(12)	(13,235)	(27,324)	(1,096)	(1,098)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,671)	(8,144)	(961,623)	(969,830)	(77,522)	(90,028)	(7,484)	(1,652)
Asset charges (note 3):
MSP contracts	(27)	(60)	(3,240)	(2,851)	(1,127)	(1,502)	(132)	(64)
LSFP contracts	(27)	(18)	(7,445)	(6,410)	(1,333)	(1,668)	(305)	(19)
Adjustments to maintain reserves	(15)	55	93,964	(20,500)	36	2	105	33

Net equity transactions	(31,742)	701	(1,194,932)	(2,420,493)	(159,800)	(428,322)	(452,694)	670,218

Net change in contract owners’ equity	(26,842)	3,539	967,111	(574,069)	73,891	(270,780)	(389,377)	714,036
Contract owners’ equity beginning of period	118,661	115,122	16,670,990	17,245,059	1,960,277	2,231,057	714,036	–

Contract owners’ equity end of period	$91,819	118,661	17,638,101	16,670,990	2,034,168	1,960,277	324,659	714,036

CHANGES IN UNITS:
Beginning units	8,286	8,244	754,106	730,188	157,638	193,216	61,076	–

Units purchased	1,826	3,059	151,002	361,914	23,931	27,210	14,675	61,230
Units redeemed	(3,962)	(3,017)	(204,818)	(337,996)	(35,849)	(62,788)	(53,187)	(154)

Ending units	6,150	8,286	700,290	754,106	145,720	157,638	22,564	61,076

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTLMat		NBAMTMCGrS		NBAMTPart		NBAMTRegS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$97,569	89,799	(3,800)	(1,542)	35,690	95,725	80	(171)
Realized gain (loss) on investments	(50,801)	(78,403)	71,600	47,042	1,168,643	935,379	3,920	109
Change in unrealized gain (loss) on investments	91,438	21,009	(7,589)	2,625	(1,230,740)	2,841,210	(1,287)	3,213
Reinvested capital gains	–	–	–	–	2,986,619	5,916	9,918	–

Net increase (decrease) in contract owners’ equity resulting from operations	138,206	32,405	60,211	48,125	2,960,212	3,878,230	12,631	3,151

Equity transactions:
Purchase payments received from contract owners (note 6)	154,573	225,792	28,300	23,360	1,479,060	1,593,968	13,499	4,370
Transfers between funds	(59,355)	(836,846)	208,831	(31,402)	(1,708,268)	2,194,314	65,765	80,522
Surrenders (note 6)	(357,449)	(798,462)	(3,137)	(12,588)	(1,116,320)	(1,285,982)	(5,026)	(46)
Death benefits (note 4)	(36,090)	(40)	(257)	–	(147,455)	(90,206)	–	–
Net policy repayments (loans) (note 5)	103,738	60,978	(5,183)	252	(105,429)	(134,670)	1,289	(62)
Deductions for surrender charges (note 2d)	(1,997)	(27,730)	–	–	(22,631)	(28,382)	(86)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(152,278)	(173,380)	(25,823)	(12,258)	(1,175,888)	(1,203,698)	(4,020)	(696)
Asset charges (note 3):
MSP contracts	(5,450)	(5,400)	(2)	(55)	(15,017)	(14,116)	–	–
LSFP contracts	(1,518)	(1,717)	(102)	(392)	(25,482)	(22,397)	(538)	(17)
Adjustments to maintain reserves	4,038	(406)	14	(5)	889	11,046	42	29

Net equity transactions	(351,788)	(1,557,211)	202,641	(33,088)	(2,836,541)	1,019,877	70,925	84,100

Net change in contract owners’ equity	(213,582)	(1,524,806)	262,852	15,037	123,671	4,898,107	83,556	87,251
Contract owners’ equity beginning of period	3,988,869	5,513,675	265,898	250,861	27,342,963	22,444,856	87,251	–

Contract owners’ equity end of period	$3,775,287	3,988,869	528,750	265,898	27,466,634	27,342,963	170,807	87,251

CHANGES IN UNITS:
Beginning units	235,258	304,988	16,656	17,720	918,584	842,520	7,502	–

Units purchased	49,327	86,624	18,384	5,934	150,485	253,312	6,499	7,574
Units redeemed	(68,647)	(156,354)	(5,902)	(6,998)	(232,217)	(177,248)	(713)	(72)

Ending units	215,938	235,258	29,138	16,656	836,852	918,584	13,288	7,502

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTSocRes		OppGlSec3		OppBal		OppCapAp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,336)	(1,548)	9,497	(7,511)	205,776	153,996	(30,793)	29,698
Realized gain (loss) on investments	6,609	22,056	91,819	12,271	41,678	58,011	894,643	824,220
Change in unrealized gain (loss) on investments	34,903	(11,609)	528,285	286,506	486,525	(289,228)	(18,989)	(343,491)
Reinvested capital gains	3,663	344	213,406	–	650,195	525,540	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	43,839	9,243	843,007	291,266	1,384,174	448,319	844,861	510,427

Equity transactions:
Purchase payments received from contract owners (note 6)	60,778	13,606	1,677,980	1,150,944	636,886	814,120	691,678	873,822
Transfers between funds	152,802	8,030	1,648,556	1,553,416	(841,229)	(1,510,072)	(1,498,356)	(1,112,944)
Surrenders (note 6)	(16,680)	(93,274)	(440,872)	(199,424)	(781,266)	(708,646)	(1,100,399)	(911,922)
Death benefits (note 4)	–	–	(6,803)	(6,350)	(122,860)	(61,648)	(857)	(7,502)
Net policy repayments (loans) (note 5)	17,583	(10,538)	309,643	255,630	(27,076)	(24,094)	(111,248)	(8,372)
Deductions for surrender charges (note 2d)	–	–	(2,417)	(906)	(6,059)	(18,606)	(16,789)	(24,374)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,535)	(7,764)	(257,243)	(68,940)	(616,833)	(669,256)	(570,516)	(653,916)
Asset charges (note 3):
MSP contracts	(81)	(64)	(2,048)	(860)	(9,176)	(9,239)	(4,501)	(4,960)
LSFP contracts	(170)	(18)	(1,984)	(396)	(3,632)	(3,920)	(6,059)	(6,231)
Adjustments to maintain reserves	34	22	10	275	13,967	(7,348)	928	(338)

Net equity transactions	202,731	(90,000)	2,924,822	2,683,389	(1,757,278)	(2,198,709)	(2,616,119)	(1,856,737)

Net change in contract owners’ equity	246,570	(80,757)	3,767,829	2,974,655	(373,104)	(1,750,390)	(1,771,258)	(1,346,310)
Contract owners’ equity beginning of period	183,707	264,464	2,974,655	–	14,108,225	15,858,615	12,930,525	14,276,835

Contract owners’ equity end of period	$430,277	183,707	6,742,484	2,974,655	13,735,121	14,108,225	11,159,267	12,930,525

CHANGES IN UNITS:
Beginning units	12,464	19,112	247,696	–	523,202	515,596	846,284	916,154

Units purchased	16,093	6,113	285,602	264,357	76,165	235,916	110,061	248,511
Units redeemed	(2,751)	(12,761)	(53,478)	(16,661)	(120,735)	(228,310)	(283,819)	(318,381)

Ending units	25,806	12,464	479,820	247,696	478,632	523,202	672,526	846,284

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppBdFd		OppGlSec		OppHighInc		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$517,980	555,683	142,602	135,727	40,309	40,432	11,780	9,719
Realized gain (loss) on investments	(61,428)	5,790	2,094,212	1,456,861	(5,076)	6,196	72,433	73,904
Change in unrealized gain (loss) on investments	59,204	(330,503)	1,394,466	2,816,700	17,994	(35,276)	185,311	(4,654)
Reinvested capital gains	–	–	1,920,739	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	515,756	230,970	5,552,019	4,409,288	53,227	11,352	269,524	78,969

Equity transactions:
Purchase payments received from contract owners (note 6)	625,793	765,224	44,188	655,236	35,573	45,286	95,216	104,358
Transfers between funds	86,471	(349,990)	(1,513,966)	(1,906,256)	113,167	(30,540)	392,275	439,782
Surrenders (note 6)	(459,829)	(1,329,182)	(2,151,334)	(2,043,212)	(66,566)	(91,762)	(44,398)	(219,672)
Death benefits (note 4)	(29,886)	(8,662)	(211,952)	(12,008)	–	–	(79,297)	–
Net policy repayments (loans) (note 5)	(35,645)	116,484	(704,823)	(596,226)	(22,757)	(22,672)	(73,454)	(44,696)
Deductions for surrender charges (note 2d)	(8,577)	(14,108)	(20,300)	(33,896)	(439)	(2,040)	(148)	(2,496)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(492,130)	(540,300)	(1,210,228)	(1,407,740)	(22,996)	(23,802)	(79,006)	(69,568)
Asset charges (note 3):
MSP contracts	(7,449)	(8,128)	(14,159)	(13,732)	(717)	(732)	(2,757)	(1,063)
LSFP contracts	(6,411)	(6,051)	(12,028)	(11,136)	(398)	(308)	(1,103)	(1,048)
Adjustments to maintain reserves	9,216	(1,476)	2,798	1,779	(64)	44	98	(71)

Net equity transactions	(318,447)	(1,376,189)	(5,791,804)	(5,367,191)	34,803	(126,526)	207,426	205,526

Net change in contract owners’ equity	197,309	(1,145,219)	(239,785)	(957,903)	88,030	(115,174)	476,950	284,495
Contract owners’ equity beginning of period	11,253,929	12,399,148	36,093,540	37,051,443	576,195	691,369	1,928,995	1,644,500

Contract owners’ equity end of period	$11,451,238	11,253,929	35,853,755	36,093,540	664,225	576,195	2,405,945	1,928,995

CHANGES IN UNITS:
Beginning units	494,198	538,742	1,029,012	1,094,866	46,888	57,270	205,266	185,346

Units purchased	156,167	123,487	158,662	280,077	12,764	12,996	87,812	85,392
Units redeemed	(173,079)	(168,031)	(285,042)	(345,931)	(10,044)	(23,378)	(70,350)	(65,472)

Ending units	477,286	494,198	902,632	1,029,012	49,608	46,888	222,728	205,266

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStSCap		OppMidCap		PVTGroIncIB		PVTIntEqIB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,855)	(4,033)	(12,067)	(14,677)	707	874	(684)	772
Realized gain (loss) on investments	102,276	27,197	125,208	265,782	9,397	4,234	29,844	18,426
Change in unrealized gain (loss) on investments	(29,831)	16,728	(71,606)	(73,853)	6,494	(87)	37,078	9,869
Reinvested capital gains	25,550	13,920	–	–	2,275	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	93,140	53,812	41,535	177,252	18,873	5,021	66,238	29,067

Equity transactions:
Purchase payments received from contract owners (note 6)	90,956	47,892	128,202	147,500	5,428	4,690	30,702	7,090
Transfers between funds	398,737	112,184	(251,389)	(274,800)	30,462	51,834	(23,641)	171,922
Surrenders (note 6)	(31,182)	(21,312)	(153,575)	(174,922)	(35,269)	(22,422)	(10,603)	(11,238)
Death benefits (note 4)	–	–	(12,151)	(8,766)	–	–	–	–
Net policy repayments (loans) (note 5)	(11,558)	(6,416)	918	(10,654)	(2,775)	(2)	(1,039)	(1,574)
Deductions for surrender charges (note 2d)	(787)	(216)	(1,752)	(3,076)	(411)	(778)	–	(26)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,278)	(24,324)	(107,289)	(120,362)	(12,309)	(5,558)	(11,802)	(7,460)
Asset charges (note 3):
MSP contracts	(128)	(142)	(483)	(721)	–	–	(10)	(63)
LSFP contracts	(225)	(53)	(420)	(576)	(114)	(111)	(26)	(4)
Adjustments to maintain reserves	3	57	317	(158)	(29)	34	28	(8)

Net equity transactions	407,538	107,670	(397,622)	(446,535)	(15,017)	27,687	(16,391)	158,639

Net change in contract owners’ equity	500,678	161,482	(356,087)	(269,283)	3,856	32,708	49,847	187,706
Contract owners’ equity beginning of period	632,350	470,868	1,934,946	2,204,229	111,982	79,274	320,613	132,907

Contract owners’ equity end of period	$1,133,028	632,350	1,578,859	1,934,946	115,838	111,982	370,460	320,613

CHANGES IN UNITS:
Beginning units	35,404	28,790	308,834	390,550	7,844	5,796	19,614	9,052

Units purchased	29,626	9,829	57,133	62,529	4,968	4,153	8,618	11,550
Units redeemed	(9,698)	(3,215)	(120,149)	(144,245)	(5,778)	(2,105)	(10,424)	(988)

Ending units	55,332	35,404	245,818	308,834	7,034	7,844	17,808	19,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVTVoyIB		TRoeBlChip2		TRowEqInc2		TRowLtdTBd2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(251)	182	(770)	(6)	6,599	1,414	1,528	164
Realized gain (loss) on investments	3,324	795	7,612	168	1,102	2,420	(54)	(1)
Change in unrealized gain (loss) on investments	1,141	3,168	23,688	1,009	82,943	(9,434)	312	(62)
Reinvested capital gains	–	–	–	–	30,539	12,064	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,214	4,145	30,530	1,171	121,183	6,464	1,786	101

Equity transactions:
Purchase payments received from contract owners (note 6)	2,383	3,564	18,007	1,292	94,354	12,674	1,316	98
Transfers between funds	(27,059)	52,596	136,078	242,994	789,443	311,286	26,415	34,504
Surrenders (note 6)	–	(2,990)	(54,370)	–	(3,239)	–	(514)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(482)	(34)	121	–	(5,594)	46	(97)	(10)
Deductions for surrender charges (note 2d)	–	–	–	–	(183)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,925)	(3,374)	(15,811)	(3,320)	(31,449)	(5,266)	(1,420)	(178)
Asset charges (note 3):
MSP contracts	(196)	(190)	(256)	(42)	(49)	–	–	–
LSFP contracts	(100)	(108)	(111)	(50)	(333)	(133)	–	–
Adjustments to maintain reserves	10	–	13	44	58	54	(21)	32

Net equity transactions	(30,369)	49,464	83,671	240,918	843,008	318,661	25,679	34,446

Net change in contract owners’ equity	(26,155)	53,609	114,201	242,089	964,191	325,125	27,465	34,547
Contract owners’ equity beginning of period	107,118	53,509	242,089	–	325,125	–	34,547	–

Contract owners’ equity end of period	$80,963	107,118	356,290	242,089	1,289,316	325,125	62,012	34,547

CHANGES IN UNITS:
Beginning units	8,234	4,322	21,492	–	30,698	–	3,428	–

Units purchased	391	4,455	21,990	21,801	77,295	31,225	2,763	3,446
Units redeemed	(2,709)	(543)	(14,420)	(309)	(4,871)	(527)	(231)	(18)

Ending units	5,916	8,234	29,062	21,492	103,122	30,698	5,960	3,428

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldBd		VEWrldEMkt		VEWrldHAs		VKCorPlus
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$230,704	234,470	1,284	5,720	(65,291)	(33,271)	11,934	7,542
Realized gain (loss) on investments	(64,415)	(27,287)	1,637,462	696,415	2,448,894	1,358,582	(4,884)	(442)
Change in unrealized gain (loss) on investments	(4,075)	(346,641)	639,534	1,334,255	(885,664)	1,986,081	277	246
Reinvested capital gains	–	–	939,523	–	642,387	–	1,911	1,912

Net increase (decrease) in contract owners’ equity resulting from operations	162,214	(139,458)	3,217,803	2,036,390	2,140,326	3,311,392	9,238	9,258

Equity transactions:
Purchase payments received from contract owners (note 6)	150,914	149,562	468,520	353,284	932,089	621,334	8,687	5,030
Transfers between funds	(71,300)	(374,642)	(72,994)	1,107,540	(496,466)	1,387,764	51,665	168,874
Surrenders (note 6)	(505,868)	(215,630)	(645,512)	(376,808)	(1,134,179)	(991,560)	(84,046)	(8,026)
Death benefits (note 4)	(1,420)	(11,218)	(289,173)	(7,398)	(164,468)	(39,474)	–	–
Net policy repayments (loans) (note 5)	139,390	(9,374)	(765)	(48,756)	(189,311)	(33,512)	8,821	(1,000)
Deductions for surrender charges (note 2d)	(2,160)	(2,308)	(5,179)	(11,754)	(4,653)	(10,622)	(328)	(44)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(133,845)	(153,478)	(326,146)	(282,468)	(406,102)	(345,372)	(16,071)	(12,346)
Asset charges (note 3):
MSP contracts	(1,176)	(1,329)	(4,313)	(3,275)	(6,868)	(5,608)	(79)	(64)
LSFP contracts	(454)	(596)	(7,724)	(6,149)	(3,074)	(1,890)	(61)	–
Adjustments to maintain reserves	2,192	(745)	513	(653)	(11,966)	7,525	36	(28)

Net equity transactions	(423,727)	(619,758)	(882,773)	723,563	(1,484,998)	588,585	(31,376)	152,396

Net change in contract owners’ equity	(261,513)	(759,216)	2,335,030	2,759,953	655,328	3,899,977	(22,138)	161,654
Contract owners’ equity beginning of period	3,105,984	3,865,200	8,950,268	6,190,315	10,455,104	6,555,127	363,898	202,244

Contract owners’ equity end of period	$2,844,471	3,105,984	11,285,298	8,950,268	11,110,432	10,455,104	341,760	363,898

CHANGES IN UNITS:
Beginning units	167,104	186,970	562,354	517,510	347,218	302,712	33,292	19,166

Units purchased	24,635	77,210	98,786	173,072	56,622	153,010	10,102	16,131
Units redeemed	(47,305)	(97,076)	(152,612)	(128,228)	(99,378)	(108,504)	(13,110)	(2,005)

Ending units	144,434	167,104	508,528	562,354	304,462	347,218	30,284	33,292

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKEmMkt		VKUSRealEst		WFAVTDisc		WFAVTOpp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$183,241	176,187	100,766	99,923	(50,456)	(54,490)	(215,703)	(239,912)
Realized gain (loss) on investments	48,041	34,234	1,979,110	1,909,179	369,770	289,653	55	(490,049)
Change in unrealized gain (loss) on investments	(46,208)	24,829	3,692,843	366,974	714,074	(437,422)	263,654	3,022,828
Reinvested capital gains	42,664	40,480	1,496,337	519,092	–	715,214	3,582,720	–

Net increase (decrease) in contract owners’ equity resulting from operations	227,738	275,730	7,269,056	2,895,168	1,033,388	512,955	3,630,726	2,292,867

Equity transactions:
Purchase payments received from contract owners (note 6)	95,715	345,778	915,299	950,232	374,181	396,298	1,611,457	1,963,664
Transfers between funds	(232,754)	(22,574)	987,861	(651,482)	(33,725)	(689,072)	(1,406,170)	(2,083,948)
Surrenders (note 6)	(142,002)	(139,664)	(1,291,997)	(1,252,896)	(628,573)	(425,832)	(1,992,977)	(2,472,238)
Death benefits (note 4)	(9,746)	–	(99,378)	(32,252)	(8,451)	(30,356)	(113,092)	(185,056)
Net policy repayments (loans) (note 5)	(14,640)	(9,176)	(165,156)	26,554	(29,981)	61,912	(27,911)	(300,760)
Deductions for surrender charges (note 2d)	(1,416)	(1,984)	(16,388)	(21,224)	(1,140)	(6,028)	(13,532)	(28,846)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(97,504)	(101,168)	(830,874)	(779,820)	(322,344)	(335,386)	(1,464,476)	(1,573,710)
Asset charges (note 3):
MSP contracts	(1,080)	(1,143)	(9,590)	(8,279)	(2,219)	(1,928)	(7,783)	(8,121)
LSFP contracts	(4,327)	(4,366)	(10,154)	(8,725)	(870)	(840)	(7,925)	(8,407)
Adjustments to maintain reserves	253	11	317	(9,658)	970	5,691	3,144	582

Net equity transactions	(407,501)	65,714	(520,060)	(1,787,550)	(652,152)	(1,025,541)	(3,419,265)	(4,696,840)

Net change in contract owners’ equity	(179,763)	341,444	6,748,996	1,107,618	381,236	(512,586)	211,461	(2,403,973)
Contract owners’ equity beginning of period	2,661,649	2,320,205	20,119,546	19,011,928	7,796,130	8,308,716	33,571,537	35,975,510

Contract owners’ equity end of period	$2,481,886	2,661,649	26,868,542	20,119,546	8,177,366	7,796,130	33,782,998	33,571,537

CHANGES IN UNITS:
Beginning units	143,840	140,706	482,116	498,620	263,596	284,110	831,198	802,158

Units purchased	31,041	35,963	107,910	146,492	68,246	87,076	146,683	332,641
Units redeemed	(54,087)	(32,829)	(116,918)	(162,996)	(91,224)	(107,590)	(231,685)	(303,601)

Ending units	120,794	143,840	473,108	482,116	240,618	263,596	746,196	831,198

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

Class A (AlVPGrIncA)

AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

Class A (AlVPSmMdCpA)

Portfolios of the American Century Variable Portfolios Inc.;

American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIDevLd)

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIGrInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Primary Shares (FedAmLead)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares (FedCapAp)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)*

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Initial Class (FidVIPGrOp)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 1 (FrVIPRisDiv)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 1 (FrVIPSmCapV1)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 1 (FrVIPForSec)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I (GVITIntValI)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Index Fund – Class VI (GVITIntIdx6)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI)

    MFS Variable Insurance Trust – Value Series – Initial Class (MFSValueI)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal)

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        S Class Shares (NBAMTMCGrS)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA –

        Non-Service Shares (OppBal) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA –

        Non-Service Shares (OppBdFd) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Bond Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

        Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroIncIB)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB)

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyIB)

    T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

    T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

    T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc)

Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

At December 31, 2006, contract owners were invested in all of the above funds, except for those indicated with an asterisk(*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $3,219,241 and $3,591,203, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c)	Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

    Purchase payments totalling less than $25,000 – $10/month

    Purchase payments totalling $25,000 or more – none

Contracts issued on or after April 16, 1990:

    Purchase payments totalling less than $25,000 – $90/year ($65/year in New York)

    Purchase payments totalling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the monthly charge is equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(d)	Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a specified amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

For single premium contracts, the Company deducts a mortality and expense risk charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For multiple payment contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80%. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For modified single premium contracts (MSP), the Company deducts an annualized rate of 0.90% charged against the cash value in the Variable Account. This charge is assessed monthly against each contract by liquidating units.

For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts an annualized rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2006:

	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVPGrIncA
Single Premium contracts issued prior to April 16,1990	$755,551	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	6,714	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,247,520	5,333	556	2,227	4,996

Total	$6,009,785	5,333	556	2,227	4,996

	AlVPSmMdCpA	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInfPro2
Single Premium contracts issued prior to April 16,1900	$–	6,523	14,494	2,879	–
Single Premium contracts issued on or after April 16, 1900	–	–	260	–	–
Multiple Payment and Flexible Premium contracts	6,492	27,390	81,357	18,754	5,337

Total	$6,492	33,913	96,111	21,633	5,337

	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal
Single Premium contracts issued prior to April 16,1990	$7,553	–	–	206	15,253
Single Premium contracts issued on or after April 16, 1900	15	–	–	–	–
Multiple Payment and Flexible Premium contracts	57,303	11,439	1,547	2,979	66,948

Total	$64,871	11,439	1,547	3,185	82,201

	ACVPVista	CSTGlSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap
Single Premium contracts issued prior to April 16,1900	$–	648	5,733	6,791	3,345
Single Premium contracts issued on or after April 16, 1900	–	–	–	75	34
Multiple Payment and Flexible Premium contracts	260	5,376	40,355	71,306	8,709

Total	$260	6,024	46,088	78,172	12,088

	DrySRGro	DryStkIx	DryVIApp	DryVIFDevLd	DryVIFGrInc
Single Premium contracts issued prior to April 16,1900	$1,655	44,228	10,762	–	2,674
Single Premium contracts issued on or after April 16, 1900	–	190	–	–	–
Multiple Payment and Flexible Premium contracts	56,813	420,006	28,234	2,515	10,724

Total	$58,468	464,424	38,996	2,515	13,398

	FedAmLead	FedCapAp	FedQualBd	FidVIPEI	FidVIPGr
Single Premium contracts issued prior to April 16,1900	$–	–	2,938	74,564	61,317
Single Premium contracts issued on or after April 16, 1900	–	–	–	761	697
Multiple Payment and Flexible Premium contracts	1,066	161	5,753	404,428	474,287

Total	$1,066	161	8,691	479,753	536,301

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPHI	FidVIPOv	FidVIPOvSR	FidVIPAM	FidVIPCon
Single Premium contracts issued prior to April 16, 1900	$18,890	20,977	–	31,610	52,633
Single Premium contracts issued on or after April 16, 1900	264	330	–	186	–
Multiple Payment and Flexible Premium contracts	98,990	80,785	23,968	102,214	396,053

Total	$118,144	102,092	23,968	134,010	448,686

	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS	FidVIPEnergyS2
Single Premium contracts issued prior to April 16, 1900	$–	896	–	1,930	–
Single Premium contracts issued on or after April 16, 1900	–	63	–	–	–
Multiple Payment and Flexible Premium contracts	17,556	24,342	55,242	5,683	19,848

Total	$17,556	25,301	55,242	7,613	19,848

	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S	FrVIPIncSec2	FrVIPRisDiv
Single Premium contracts issued prior to April 16, 1900	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	509	1,764	563	389	22,630

Total	$509	1,764	563	389	22,630

	FrVIPSmCapV1	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec3	FrVIPGlInc3
Single Premium contracts issued prior to April 16, 1900	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	21,096	6,747	6,968	5,032	1,164

Total	$21,096	6,747	6,968	5,032	1,164

	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2	GVITIntValI
Single Premium contracts issued prior to April 16, 1900	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	464	711	705	983	5,798

Total	$464	711	705	983	5,798

	GVITIntVal3	GVITEmMrkts	GVITEmMrkts3	GVITFHiInc	GVITFHiInc3
Single Premium contracts issued prior to April 16, 1900	$–	6,330	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	7,425	10,247	13,757	1,444	1,486

Total	$7,425	16,577	13,757	1,444	1,486

	GVITGlFin	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3
Single Premium contracts issued prior to April 16, 1900	$1,009	2,422	–	707	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	4,632	1,995	3,035	2,742	2,004

Total	$5,641	4,417	3,035	3,449	2,004

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITGlUtl	GVITGvtBd	GVITGrowth	GVITIntGro	GVITIntIdx6
Single Premium contracts issued prior to April 16, 1900	$3,228	20,238	3,457	3,314	–
Single Premium contracts issued on or after April 16, 1900	3	175	–	–	–
Multiple Payment and Flexible Premium contracts	7,500	51,731	106,949	5,982	52

Total	$10,731	72,144	110,406	9,296	52

	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2
Single Premium contracts issued prior to April 16, 1900	$20	626	6,096	3,389	11,821
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	15,269	2,977	32,884	35,627	10,981

Total	$15,289	3,603	38,980	39,016	22,802

	GVITMdCpGr	GVITMdCpIdx	GVITMyMkt	GVITNWFund	GVITNWLead
Single Premium contracts issued prior to April 16, 1900	$1,545	7,343	58,160	17,799	342
Single Premium contracts issued on or after April 16, 1900	–	10	678	128	–
Multiple Payment and Flexible Premium contracts	6,902	35,599	114,922	488,325	2,368

Total	$8,447	42,952	173,760	506,252	2,710

	GVITSmCapGr	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKVal
Single Premium contracts issued prior to April 16, 1900	$1,525	13,933	7,832	1,717	–
Single Premium contracts issued on or after April 16, 1900	19	187	129	–	–
Multiple Payment and Flexible Premium contracts	7,384	58,348	180,683	3,488	5,176

Total	$8,928	72,468	188,644	5,205	5,176

	GVITMltSec	JanBal	JanForty	JanGlTech	JanRMgCore
Single Premium contracts issued prior to April 16, 1900	$1,450	–	810	719	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,916	1,265	14,800	6,136	1,172

Total	$7,366	1,265	15,610	6,855	1,172

	JanIntGroS2	JanIntGroS	MFSInvGrStl	MFSValueI	NBAMTBal
Single Premium contracts issued prior to April 16, 1900	$–	10,739	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	452	–	–	–
Multiple Payment and Flexible Premium contracts	4,404	20,047	1,862	3,097	293

Total	$4,404	31,238	1,862	3,097	293

	NBAMTFasc	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat
Single Premium contracts issued prior to April 16, 1900	$–	13,999	536	–	6,907
Single Premium contracts issued on or after April 16, 1900	–	440	–	–	93
Multiple Payment and Flexible Premium contracts	548	98,571	10,839	1,594	16,359

Total	$548	113,010	11,375	1,594	23,359

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMTSocRes	OppGlSec3
Single Premium contracts issued prior to April 16, 1900	$–	14,473	–	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	3,800	143,746	635	1,852	31,267

Total	$3,800	158,219	635	1,852	31,267

	OppBal	OppCapAp	OppBdFd	OppGlSec	OppHighInc
Single Premium contracts issued prior to April 16, 1900	$18,778	8,311	6,510	25,606	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	71,217	67,182	61,620	199,502	3,152

Total	$89,995	75,493	68,130	225,108	3,152

	OppMSt	OppMStSCap	OppMidCap	PVTGroIncIB	PVTIntEqIB
Single Premium contracts issued prior to April 16, 1900	$1,297	–	1,319	–	–
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	9,198	6,149	10,748	754	1,911

Total	$10,495	6,149	12,067	754	1,911

	PVTVoyIB	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBd
Single Premium contracts issued prior to April 16, 1900	$–	–	–	–	6,236
Single Premium contracts issued on or after April 16, 1900	–	–	–	–	111
Multiple Payment and Flexible Premium contracts	366	1,427	3,731	372	13,683

Total	$366	1,427	3,731	372	20,030

	VEWrldEMkt	VEWrldHAs	VKCorPlus	VKEmMkt	VKUSRealEst
Single Premium contracts issued prior to April 16, 1900	$8,079	20,734	–	999	20,645
Single Premium contracts issued on or after April 16, 1900	846	344	–	109	–
Multiple Payment and Flexible Premium contracts	49,465	51,762	2,445	12,046	127,826

Total	$58,390	72,840	2,445	13,154	148,471

	WFAVTDisc	WFAVTOpp
Single Premium contracts issued prior to April 16, 1900	$4,265	21,787
Single Premium contracts issued on or after April 16, 1900	–	115
Multiple Payment and Flexible Premium contracts	46,191	193,801

Total	$50,456	215,703

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $25,634,866 and $24,517,955, respectively, and total transfers from the Account to the fixed account were $30,150,545 and $27,229,398, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Modified Single Premium contracts and Last Survivor Flexible Premium contracts

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.00%	1,192	$17.373346	$20,709	0.55%	13.20%
2005	0.00%	1,026	15.346928	15,746	0.09%	5.74%
2004	0.00%	738	14.514365	10,712	0.00%	11.07%
2003	0.00%	1,146	13.067831	14,976	0.11%	30.68%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2004	0.00%	76	13.214909	1,004	0.00%	6.63%
2003	0.00%	78	12.393708	967	0.00%	23.94%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2004	0.00%	2,534	15.025595	38,075	0.00%	15.50%
2003	0.00%	286	13.009212	3,721	0.00%	30.09%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2004	0.00%	18,484	13.867818	256,333	0.96%	11.46%
2003	0.00%	10,465	12.441750	130,203	0.00%	24.42%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2004	0.00%	6,962	16.459431	114,591	0.13%	19.30%
2003	0.00%	3,645	13.796395	50,288	0.02%	37.96%	05/01/03

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2004	0.00%	40,968	17.964228	735,958	1.68%	9.78%
2003	0.00%	39,618	16.364159	648,315	2.53%	19.46%
2002	0.00%	41,666	13.698528	570,763	2.63%	-9.56%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2004	0.00%	71,068	11.375351	808,423	0.00%	7.58%
2003	0.00%	78,088	10.573426	825,658	0.00%	20.47%
2002	0.00%	84,319	8.776539	740,029	0.00%	-21.20%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2004	0.00%	42,110	12.442664	523,961	1.44%	12.99%
2003	0.00%	57,191	11.011963	629,785	1.30%	29.35%
2002	0.00%	52,727	8.513147	448,873	1.10%	-19.37%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2004	0.00%	7,602	10.924094	83,045	3.57%	5.81%
2003	0.00%	739	10.324182	7,630	1.88%	3.24%	04/30/03

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2004	0.00%	63,654	16.713189	1,063,861	0.58%	14.92%
2003	0.00%	93,653	14.542846	1,361,981	0.75%	24.51%
2002	0.00%	108,743	11.680067	1,270,126	0.79%	-20.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.00%	20,366	$14.595156	$297,245	1.19%	25.03%
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	05/02/05

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2004	0.00%	12,672	11.111676	140,807	0.00%	10.68%
2003	0.00%	8,464	10.039885	84,978	0.00%	24.90%
2002	0.00%	2,062	8.038471	16,575	0.46%	-19.62%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2005	0.00%	73,392	23.976512	1,759,684	0.88%	5.03%
2004	0.00%	80,992	22.827520	1,848,846	1.01%	14.33%
2003	0.00%	94,777	19.965823	1,892,301	1.09%	28.96%
2002	0.00%	105,282	15.482416	1,630,020	0.90%	-12.62%

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2004	0.00%	11,532	13.315648	153,556	0.00%	17.99%
2003	0.00%	11,132	11.285456	125,630	0.00%	47.66%
2002	0.00%	11,260	7.643060	86,061	0.00%	-34.16%

Credit Suisse Trust – International Focus Portfolio
2006	0.00%	90,002	15.408829	1,386,825	1.03%	18.65%
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2004	0.00%	103,404	11.058069	1,143,449	0.99%	14.74%
2003	0.00%	111,879	9.637324	1,078,214	0.49%	33.09%
2002	0.00%	115,124	7.241185	833,634	0.00%	-19.90%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2004	0.00%	136,576	14.022473	1,915,133	0.00%	10.87%
2003	0.00%	136,928	12.647723	1,731,827	0.00%	48.55%
2002	0.00%	132,124	8.514305	1,124,944	0.00%	-33.69%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2004	0.00%	40,584	12.889095	523,091	0.50%	21.88%
2003	0.00%	38,496	10.574853	407,090	0.33%	37.78%
2002	0.00%	4,411	7.675242	33,855	0.27%	-23.25%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2004	0.00%	46,244	15.829359	732,013	0.38%	6.21%
2003	0.00%	50,706	14.903772	755,711	0.11%	26.00%
2002	0.00%	57,964	11.828136	685,606	0.21%	-28.94%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2004	0.00%	578,778	20.696422	11,978,634	1.80%	10.64%
2003	0.00%	632,333	18.706070	11,828,465	1.51%	28.36%
2002	0.00%	584,757	14.572787	8,521,539	1.31%	-22.36%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2004	0.00%	68,432	14.214838	972,750	1.63%	5.05%
2003	0.00%	77,680	13.532029	1,051,168	1.40%	21.17%
2002	0.00%	76,442	11.167894	853,696	1.14%	-16.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.00%	3,288	$15.770049	$51,852	0.43%	3.77%
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2004	0.00%	3,802	14.363942	54,612	0.22%	11.34%
2003	0.00%	4,756	12.900917	61,357	0.08%	29.01%	05/01/03

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2005	0.00%	35,564	14.429123	513,157	1.34%	3.35%
2004	0.00%	37,814	13.961156	527,927	1.23%	7.47%
2003	0.00%	36,562	12.991038	474,978	0.84%	26.57%
2002	0.00%	42,290	10.263905	434,061	0.60%	-25.33%

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2004	0.00%	306	13.830995	4,232	0.41%	9.78%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2004	0.00%	12,318	11.692084	144,023	4.98%	3.62%
2003	0.00%	11,878	11.283621	134,027	3.93%	4.65%
2002	0.00%	11,620	10.782678	125,295	0.00%	7.83%	05/01/02

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2004	0.00%	375,788	20.410267	7,669,933	1.56%	11.53%
2003	0.00%	409,083	18.300351	7,486,362	1.80%	30.33%
2002	0.00%	407,426	14.041601	5,720,913	1.77%	-16.95%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2004	0.00%	365,242	17.401445	6,355,739	0.27%	3.38%
2003	0.00%	393,063	16.832769	6,616,339	0.27%	32.85%
2002	0.00%	408,322	12.670716	5,173,732	0.25%	-30.10%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%
2004	0.00%	222,416	13.018901	2,895,612	8.82%	9.59%
2003	0.00%	277,638	11.879372	3,298,165	5.94%	27.26%
2002	0.00%	277,242	9.334381	2,587,882	9.29%	3.44%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2004	0.00%	112,550	15.850578	1,783,983	1.14%	13.64%
2003	0.00%	104,335	13.948630	1,455,330	0.83%	43.37%
2002	0.00%	100,989	9.729244	982,547	0.83%	-20.28%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	05/02/05

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2004	0.00%	80,426	17.785832	1,430,443	2.76%	5.47%
2003	0.00%	78,858	16.863587	1,329,829	3.62%	17.97%
2002	0.00%	87,642	14.294216	1,252,774	3.98%	-8.73%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2004	0.00%	258,620	24.855086	6,428,022	0.34%	15.48%
2003	0.00%	271,532	21.523942	5,844,439	0.46%	28.46%
2002	0.00%	278,231	16.754926	4,661,740	0.85%	-9.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.00%	27,706	$11.348586	$314,424	3.27%	4.30%
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2004	0.00%	24,840	10.659014	264,770	1.88%	4.32%
2003	0.00%	998	10.217718	10,197	0.00%	2.18%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2004	0.00%	61,482	11.036087	678,521	0.53%	7.19%
2003	0.00%	60,543	10.295709	623,333	0.74%	29.87%
2002	0.00%	51,868	7.927585	411,188	1.07%	-21.84%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2005	0.00%	37,294	20.773676	774,733	0.00%	18.20%
2004	0.00%	27,716	17.574515	487,095	0.00%	24.77%
2003	0.00%	9,873	14.085331	139,064	0.00%	40.85%	05/01/03

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2004	0.00%	27,044	13.506506	365,270	0.00%	13.99%
2003	0.00%	26,162	11.849148	309,997	0.00%	57.79%
2002	0.00%	843	7.509507	6,331	0.00%	-24.90%	05/01/02

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2004	0.00%	30,080	13.690957	411,824	0.66%	11.25%
2003	0.00%	15,727	12.306508	193,544	0.20%	23.07%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2004	0.00%	7,248	16.575156	120,137	0.19%	24.09%
2003	0.00%	2,401	13.357313	32,071	0.12%	33.57%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2004	0.00%	25,722	15.773327	405,722	1.10%	18.87%
2003	0.00%	4,015	13.269107	53,275	0.79%	32.69%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	05/01/06

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.00%	2,236	$10.842096	$24,243	0.07%	8.42%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I
2006	0.00%	2,190	23.062454	50,507	2.08%	22.67%
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2004	0.00%	11,032	16.772215	185,031	2.03%	20.29%
2003	0.00%	3,602	13.838062	49,845	0.00%	38.38%	05/01/03

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2004	0.00%	16,620	13.973799	232,245	0.93%	20.74%
2003	0.00%	19,194	11.573140	222,135	0.66%	65.26%
2002	0.00%	7,501	7.002885	52,529	0.17%	-15.23%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2004	0.00%	7,390	12.241616	90,466	8.50%	10.10%
2003	0.00%	5,828	11.119017	64,802	9.25%	11.19%	05/01/03

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	05/02/05

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2004	0.00%	1,534	14.827817	22,746	1.45%	20.99%
2003	0.00%	1,548	12.255125	18,971	0.88%	41.45%
2002	0.00%	289	8.663891	2,504	0.08%	-13.36%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2005	0.00%	7,210	13.334230	96,140	0.00%	8.44%
2004	0.00%	11,908	12.296466	146,426	0.00%	7.86%
2003	0.00%	7,254	11.400451	82,699	0.00%	36.69%
2002	0.00%	1,753	8.340128	14,620	0.00%	-16.60%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	05/02/05

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2004	0.00%	24,430	3.193545	78,018	0.00%	4.31%
2003	0.00%	27,880	3.061527	85,355	0.00%	55.23%
2002	0.00%	11,606	1.972253	22,890	0.59%	-42.78%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	05/02/05

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2004	0.00%	12,104	14.000446	169,461	1.92%	29.97%
2003	0.00%	3,190	10.772327	34,364	0.70%	24.05%
2002	0.00%	250	8.683837	2,171	0.54%	-13.16%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2006	0.00%	95,134	$18.753954	$1,784,139	4.11%	3.34%
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2004	0.00%	114,686	17.574111	2,015,504	5.48%	3.26%
2003	0.00%	141,781	17.018937	2,412,962	3.14%	2.00%
2002	0.00%	215,754	16.685161	3,599,890	4.42%	10.98%

Gartmore GVIT – Growth Fund: Class I
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2004	0.00%	145,006	11.433814	1,657,972	0.33%	8.16%
2003	0.00%	161,969	10.571536	1,712,261	0.02%	32.74%
2002	0.00%	160,573	7.964177	1,278,832	0.00%	-28.72%

Gartmore GVIT – International Growth Fund – Class I
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2005	0.00%	3,756	10.100861	37,939	1.03%	30.21%
2004	0.00%	1,590	7.757434	12,334	1.40%	14.19%
2003	0.00%	2,327	6.793220	15,808	0.00%	35.62%
Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2004	0.00%	84	12.527746	1,052	1.75%	14.03%
2003	0.00%	86	10.986753	945	1.41%	31.87%
Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2004	0.00%	5,030	11.349571	57,088	2.46%	4.65%
2003	0.00%	4,630	10.845040	50,213	2.37%	7.91%
2002	0.00%	10,505	10.050418	105,580	2.80%	0.50%	01/25/02
Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2004	0.00%	57,958	12.019313	696,615	2.27%	9.54%
2003	0.00%	26,164	10.972970	287,097	2.06%	20.05%
2002	0.00%	14,854	9.140249	135,769	1.72%	-8.60%	01/25/02
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2004	0.00%	24,722	12.332826	304,892	1.97%	12.09%
2003	0.00%	10,934	11.002361	120,300	1.54%	26.64%
2002	0.00%	14,728	8.687687	127,952	1.55%	-13.12%	01/25/02
Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2005	0.00%	9,208	12.275099	113,029	2.75%	4.49%
2004	0.00%	27,902	11.748118	327,796	2.48%	7.16%
2003	0.00%	21,041	10.963279	230,678	2.34%	13.70%
2002	0.00%	9,155	9.642427	88,276	2.35%	-3.58%	01/25/02
Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2004	0.00%	21,204	5.783113	122,625	0.00%	15.34%
2003	0.00%	85,532	5.014057	428,862	0.00%	40.13%
2002	0.00%	49,103	3.578034	175,692	0.00%	-37.01%
Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2004	0.00%	74,186	13.700026	1,016,350	0.54%	15.73%
2003	0.00%	87,632	11.837744	1,037,365	0.49%	34.65%
2002	0.00%	57,522	8.791459	505,702	0.42%	-15.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
2006	0.00%	307,156	$14.538752	$4,465,665	4.49%	4.53%
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2004	0.00%	336,040	13.547206	4,552,403	0.78%	0.81%
2003	0.00%	426,388	13.438171	5,729,875	0.63%	0.63%
2002	0.00%	611,041	13.354620	8,160,220	1.26%	1.21%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2004	0.00%	283,884	18.672551	5,300,838	1.28%	9.75%
2003	0.00%	320,276	17.013568	5,449,038	0.56%	27.51%
2002	0.00%	343,472	13.342709	4,582,847	0.85%	-17.35%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2004	0.00%	2,072	12.589767	26,086	0.52%	18.79%
2003	0.00%	680	10.598061	7,207	0.19%	25.38%
2002	0.00%	837	8.452459	7,075	1.18%	-15.48%	05/01/02
Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.00%	23,198	8.204136	190,320	0.00%	3.21%
2005	0.00%	18,340	7.949160	145,788	0.00%	8.09%
2004	0.00%	38,172	7.354229	280,726	0.00%	13.42%
2003	0.00%	29,802	6.484322	193,246	0.00%	34.27%
2002	0.00%	39,937	4.829491	192,875	0.00%	-33.29%
Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2005	0.00%	107,082	21.671283	2,320,604	0.06%	3.07%
2004	0.00%	125,486	21.025284	2,638,379	0.00%	17.30%
2003	0.00%	144,123	17.924637	2,583,352	0.00%	56.85%
2002	0.00%	156,777	11.427654	1,791,593	0.01%	-27.16%
Gartmore GVIT – Small Company Fund – Class I
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2004	0.00%	143,764	25.327151	3,641,133	0.00%	19.02%
2003	0.00%	163,826	21.279390	3,486,117	0.00%	41.01%
2002	0.00%	161,607	15.090443	2,438,721	0.00%	-17.33%
Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.00%	35,452	3.336873	118,299	0.00%	50.96%
2002	0.00%	5,450	2.210411	12,047	0.00%	-42.86%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2004	0.00%	4,040	14.068165	56,835	0.00%	12.41%
2003	0.00%	4,436	12.515174	55,517	0.00%	52.14%
2002	0.00%	1,992	8.226323	16,387	0.00%	-17.74%	05/01/02
Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2004	0.00%	1,768	14.889740	26,325	1.56%	17.50%
2003	0.00%	75	12.672281	950	1.52%	26.72%	05/01/03

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2004	0.00%	12,326	13.998807	172,549	4.85%	6.53%
2003	0.00%	18,184	13.140266	238,943	5.47%	12.12%
2002	0.00%	12,174	11.720231	142,682	4.53%	7.21%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2004	0.00%	668	11.945467	7,980	3.27%	8.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.00%	29,426	$9.082400	$267,259	0.14%	9.12%
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2004	0.00%	46,432	7.395085	343,369	0.02%	17.97%
2003	0.00%	57,199	6.268750	358,566	0.25%	20.23%
2002	0.00%	58,881	5.213836	306,996	0.30%	-15.93%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2004	0.00%	46,310	3.697308	171,222	0.00%	0.57%
2003	0.00%	63,964	3.676479	235,162	0.00%	46.47%
2002	0.00%	54,722	2.510001	137,352	0.00%	-40.93%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2004	0.00%	47,840	7.217918	345,305	0.83%	18.69%
2003	0.00%	43,445	6.081514	264,211	0.99%	34.53%
2002	0.00%	43,393	4.520472	196,157	0.67%	-25.76%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2004	0.00%	1,058	12.663111	13,398	0.00%	9.18%

MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2004	0.00%	2,060	14.245099	29,345	0.34%	15.18%
2003	0.00%	255	12.367820	3,154	0.00%	23.68%	05/01/03

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.00%	34	15.276302	519	0.00%	5.25%
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2004	0.00%	486	14.105334	6,855	0.00%	11.88%

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2004	0.00%	79,436	14.354807	1,140,288	0.00%	16.60%
2003	0.00%	92,061	12.310867	1,133,351	0.00%	31.40%
2002	0.00%	91,607	9.369018	858,268	0.00%	-31.16%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2004	0.00%	34,354	12.031993	413,347	0.12%	15.81%
2003	0.00%	33,326	10.389042	346,225	0.84%	31.76%
2002	0.00%	40,952	7.884759	322,897	0.80%	-26.45%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	05/02/05

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2004	0.00%	57,882	14.963540	866,120	3.64%	0.78%
2003	0.00%	68,260	14.847857	1,013,515	4.41%	2.42%
2002	0.00%	78,261	14.496454	1,134,507	4.91%	5.34%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio® – S Class Shares
2005	0.00%	2,328	$16.217741	$37,755	0.00%	13.42%
2004	0.00%	3,532	14.298387	50,502	0.00%	16.03%
2003	0.00%	2,927	12.322580	36,068	0.00%	23.23%	05/01/03

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2005	0.00%	203,136	23.735143	4,821,462	1.02%	18.04%
2004	0.00%	200,296	20.106864	4,027,324	0.01%	18.98%
2003	0.00%	212,651	16.900050	3,593,813	0.00%	35.09%
2002	0.00%	211,641	12.510433	2,647,721	0.53%	-24.14%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2004	0.00%	510	14.018027	7,149	0.00%	13.28%
2003	0.00%	42	12.374746	520	0.00%	23.75%	05/01/03

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	05/02/05

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2004	0.00%	76,060	20.502973	1,559,456	1.01%	10.10%
2003	0.00%	80,959	18.621945	1,507,614	2.82%	24.96%
2002	0.00%	82,462	14.902681	1,228,905	3.60%	-10.40%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2004	0.00%	83,842	16.462506	1,380,249	0.33%	6.94%
2003	0.00%	98,014	15.394717	1,508,898	0.38%	30.94%
2002	0.00%	90,095	11.756809	1,059,230	0.64%	-26.86%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2005	0.00%	91,754	17.632382	1,617,842	5.34%	2.59%
2004	0.00%	96,616	17.187703	1,660,607	4.80%	5.49%
2003	0.00%	113,252	16.292834	1,845,196	5.67%	6.78%
2002	0.00%	126,813	15.258399	1,934,963	7.25%	9.08%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2004	0.00%	105,104	29.422164	3,092,387	1.25%	19.16%
2003	0.00%	103,002	24.690704	2,543,192	0.76%	43.02%
2002	0.00%	106,692	17.263833	1,841,913	0.56%	-22.13%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2004	0.00%	12,018	12.184423	146,432	4.23%	8.97%
2003	0.00%	6,913	11.181817	77,300	0.00%	11.82%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund ®/VA – Non-Service Shares
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2004	0.00%	28,322	9.162245	259,493	0.84%	9.46%
2003	0.00%	34,417	8.370485	288,087	0.90%	26.72%
2002	0.00%	30,456	6.605587	201,180	0.65%	-18.80%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2004	0.00%	1,252	16.563464	20,737	0.00%	19.42%
2003	0.00%	2,855	13.869971	39,599	0.00%	38.70%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.00%	16,826	$6.755577	$113,669	0.00%	2.96%
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2004	0.00%	34,910	5.841557	203,929	0.00%	19.78%
2003	0.00%	27,076	4.877042	132,051	0.00%	25.59%
2002	0.00%	11,406	3.883303	44,293	0.65%	-27.79%

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2004	0.00%	1,634	13.805820	22,559	1.66%	11.11%

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2005	0.00%	178	16.685441	2,970	1.11%	12.20%

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2004	0.00%	2,224	12.450430	27,690	0.19%	5.03%
2003	0.00%	42	11.853879	498	0.00%	18.54%	05/01/03

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.00%	57,275	5.361165	307,061	4.04%	-26.54%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	05/02/05

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2004	0.00%	14,838	16.976579	251,898	8.78%	9.15%
2003	0.00%	23,556	15.553340	366,374	1.75%	18.16%
2002	0.00%	39,706	13.162611	522,635	0.00%	21.66%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2004	0.00%	83,090	12.647730	1,050,900	0.59%	25.89%
2003	0.00%	79,411	10.046593	797,810	0.11%	54.19%
2002	0.00%	99,351	6.515847	647,356	0.20%	-2.90%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2004	0.00%	41,778	14.400064	601,606	0.37%	24.23%
2003	0.00%	43,115	11.615034	500,782	0.48%	45.08%
2002	0.00%	40,828	8.006062	326,871	0.68%	-2.83%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2004	0.00%	622	10.680729	6,643	4.78%	4.37%
2003	0.00%	49	10.233765	501	0.00%	2.34%	05/01/03

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%
2004	0.00%	37,346	17.240440	643,861	6.41%	10.06%
2003	0.00%	41,844	15.664315	655,458	0.00%	27.86%
2002	0.00%	36,681	12.250737	449,369	6.91%	9.22%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2004	0.00%	57,878	37.127644	2,148,874	1.55%	36.39%
2003	0.00%	54,506	27.220749	1,483,694	0.00%	37.51%
2002	0.00%	52,407	19.795314	1,037,413	3.29%	-0.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	0.00%	14,944	$23.762009	$355,099	0.00%	14.64%
2005	0.00%	16,270	20.726714	337,224	0.00%	8.27%
2004	0.00%	17,898	19.143146	342,624	0.00%	15.72%
2003	0.00%	18,929	16.542813	313,139	0.00%	39.43%
2002	0.00%	20,094	11.864827	238,412	0.00%	-12.02%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2004	0.00%	85,426	25.174087	2,150,522	0.00%	18.22%
2003	0.00%	93,627	21.294252	1,993,717	0.07%	37.01%
2002	0.00%	98,264	15.542573	1,527,275	0.38%	-26.82%

Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2004	0.50%	2,482	14.393873	35,726	0.00%	10.52%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2004	0.50%	310	13.105225	4,063	0.00%	6.09%
2003	0.50%	1,364	12.965885	17,685	0.00%	29.66%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2004	0.50%	4,050	14.900870	60,349	0.00%	14.92%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2004	0.50%	9,008	13.752717	123,884	0.96%	10.91%
2003	0.50%	1,081	12.400313	13,405	0.00%	24.00%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2004	0.50%	2,172	16.322856	35,453	0.13%	18.71%

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%
2004	0.50%	28,138	22.837145	642,592	1.68%	9.23%
2003	0.50%	10,265	20.907285	214,613	2.53%	18.86%
2002	0.50%	2,665	17.589248	46,875	2.63%	-10.01%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2004	0.50%	59,666	28.675107	1,710,929	0.00%	7.05%
2003	0.50%	31,820	26.787231	852,370	0.00%	19.87%
2002	0.50%	13,972	22.346236	312,222	0.00%	-21.59%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2004	0.50%	28,284	12.034610	340,387	1.44%	12.43%
2003	0.50%	14,230	10.704192	152,321	1.30%	28.71%
2002	0.50%	7,837	8.316655	65,178	1.10%	-19.77%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2004	0.50%	9,540	10.832965	103,346	3.57%	5.28%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.50%	181,244	$24.623712	$4,462,900	1.65%	24.40%
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2004	0.50%	59,792	17.564316	1,050,206	0.58%	14.35%
2003	0.50%	27,774	15.360020	426,609	0.75%	23.89%
2002	0.50%	5,091	12.398163	63,119	0.79%	-20.77%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	05/02/05

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2004	0.50%	28,728	10.964413	314,986	0.00%	10.12%
2003	0.50%	2,408	9.956460	23,975	0.00%	24.28%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2005	0.50%	121,762	22.794288	2,775,478	0.88%	4.51%
2004	0.50%	83,868	21.810391	1,829,194	1.01%	13.76%
2003	0.50%	31,176	19.171791	597,700	1.09%	28.32%
2002	0.50%	13,026	14.941112	194,623	0.90%	-13.06%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2004	0.50%	9,874	12.721972	125,617	0.00%	17.40%
2003	0.50%	6,096	10.836336	66,058	0.00%	46.92%
2002	0.50%	1,728	7.375606	12,745	0.00%	-34.49%

Credit Suisse Trust – International Focus Portfolio
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2004	0.50%	39,228	12.375012	485,447	0.99%	14.17%
2003	0.50%	14,533	10.839093	157,525	0.49%	32.43%
2002	0.50%	2,769	8.184926	22,664	0.00%	-20.30%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2004	0.50%	82,304	19.155888	1,576,606	0.00%	10.32%
2003	0.50%	27,210	17.364452	472,487	0.00%	47.81%
2002	0.50%	6,039	11.748025	70,946	0.00%	-34.02%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%
2004	0.50%	32,364	12.718312	411,615	0.50%	21.28%
2003	0.50%	6,160	10.487006	64,600	0.33%	37.09%
2002	0.50%	4,866	7.649570	37,223	0.27%	-23.50%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2004	0.50%	31,910	23.320608	744,161	0.38%	5.68%
2003	0.50%	7,832	22.067029	172,829	0.11%	25.38%
2002	0.50%	876	17.600806	15,418	0.21%	-29.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.50%	710,704	$34.429253	$24,469,008	1.65%	14.92%
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2004	0.50%	347,660	28.759010	9,998,357	1.80%	10.09%
2003	0.50%	108,026	26.123506	2,822,018	1.51%	27.72%
2002	0.50%	26,741	20.453144	546,938	1.31%	-22.75%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2004	0.50%	39,366	13.653414	537,480	1.63%	4.52%
2003	0.50%	15,431	13.062720	201,571	1.40%	20.57%
2002	0.50%	7,627	10.834553	82,635	1.14%	-17.13%

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2004	0.50%	4,108	14.244729	58,517	0.22%	10.79%
2003	0.50%	840	12.857964	10,801	0.08%	28.58%	05/01/03

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2004	0.50%	10,312	13.338990	137,552	1.23%	6.93%
2003	0.50%	6,368	12.474297	79,436	0.84%	25.94%

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2004	0.50%	2,628	13.716228	36,046	0.41%	9.23%

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares
2005	0.50%	1,354	13.017510	17,626	1.07%	1.41%
2004	0.50%	1,276	12.836844	16,380	0.28%	6.86%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2004	0.50%	9,180	11.537144	105,911	4.98%	3.10%
2003	0.50%	4,444	11.189906	49,728	3.93%	4.12%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2004	0.50%	187,988	53.967094	10,145,166	1.56%	10.97%
2003	0.50%	86,371	48.630667	4,200,279	1.80%	29.68%
2002	0.50%	25,078	37.500399	940,435	1.77%	-17.36%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2004	0.50%	263,644	54.728412	14,428,817	0.27%	2.86%
2003	0.50%	105,480	53.205281	5,612,093	0.27%	32.19%
2002	0.50%	39,628	40.250246	1,595,037	0.25%	-30.45%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2005	0.50%	175,964	28.752380	5,059,384	16.14%	2.19%
2004	0.50%	140,176	28.136168	3,944,015	8.82%	9.05%
2003	0.50%	55,652	25.802029	1,435,935	5.94%	26.63%
2002	0.50%	2,722	20.375870	55,463	9.29%	2.93%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2004	0.50%	160,928	27.905999	4,490,857	1.14%	13.07%
2003	0.50%	58,985	24.680530	1,455,781	0.83%	42.65%
2002	0.50%	16,114	17.300971	278,788	0.83%	-20.68%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.50%	286,878	$34.991020	$10,038,154	2.71%	6.78%
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2004	0.50%	209,976	31.651957	6,646,151	2.76%	4.94%
2003	0.50%	84,282	30.161112	2,542,039	3.62%	17.39%
2002	0.50%	7,255	25.693764	186,408	3.98%	-9.18%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2004	0.50%	222,346	28.136431	6,256,023	0.34%	14.90%
2003	0.50%	101,752	24.487594	2,491,662	0.46%	27.82%
2002	0.50%	11,284	19.157346	216,171	0.85%	-9.80%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2004	0.50%	14,444	10.570462	152,680	1.88%	3.80%
2003	0.50%	9,748	10.183621	99,270	0.00%	1.84%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2004	0.50%	38,174	10.600065	404,647	0.53%	6.66%
2003	0.50%	20,500	9.938499	203,739	0.74%	29.23%
2002	0.50%	3,061	7.690844	23,542	1.07%	-22.23%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2004	0.50%	28,738	17.428707	500,866	0.00%	24.15%
2003	0.50%	2,295	14.038431	32,218	0.00%	40.38%	05/01/03

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2005	0.50%	16,310	13.600017	221,816	0.00%	2.04%
2004	0.50%	22,246	13.327560	296,485	0.00%	13.42%
2003	0.50%	15,781	11.750739	185,438	0.00%	57.00%

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2004	0.50%	45,226	13.577316	614,048	0.66%	10.70%
2003	0.50%	11,618	12.265513	142,501	0.20%	22.66%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2004	0.50%	20,500	16.437638	336,972	0.19%	23.47%
2003	0.50%	2,305	13.312843	30,686	0.12%	33.13%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.50%	26,826	$20.821962	$558,570	1.41%	21.09%
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2004	0.50%	10,062	15.642411	157,394	1.10%	18.28%
2003	0.50%	2,090	13.224912	27,640	0.79%	32.25%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	05/01/06

Gartmore GVIT – American Funds GVIT Bond Fund – Class II
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	05/01/06

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2004	0.50%	15,934	16.633064	265,031	2.03%	19.69%
2003	0.50%	4,952	13.791985	68,298	0.00%	37.92%	05/01/03

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2004	0.50%	26,586	13.680089	363,699	0.93%	20.14%
2003	0.50%	17,288	11.386650	196,852	0.66%	64.44%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2004	0.50%	25,084	12.139983	304,519	8.50%	9.55%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	05/02/05

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2004	0.50%	3,124	14.631389	45,708	1.45%	20.39%
2003	0.50%	629	12.153349	7,644	0.88%	40.75%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2004	0.50%	10,306	12.133480	125,048	0.00%	7.32%
2003	0.50%	3,699	11.305727	41,820	0.00%	36.01%

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.50%	55,710	$3.423239	$190,709	0.00%	10.62%
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2004	0.50%	29,620	3.126331	92,602	0.00%	3.79%
2003	0.50%	44,144	3.012098	132,966	0.00%	54.46%
2002	0.50%	2,129	1.950112	4,152	0.59%	-43.07%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	05/02/05

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2004	0.50%	10,822	13.814954	149,505	1.92%	29.32%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2005	0.50%	64,816	32.062663	2,078,174	3.64%	2.75%
2004	0.50%	43,088	31.204592	1,344,543	5.48%	2.75%
2003	0.50%	20,794	30.370279	631,520	3.14%	1.49%
2002	0.50%	10,251	29.923916	306,750	4.42%	10.43%

Gartmore GVIT – Growth Fund: Class I
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2004	0.50%	72,558	17.206018	1,248,434	0.33%	7.62%
2003	0.50%	13,689	15.988156	218,862	0.02%	32.08%
2002	0.50%	10,305	12.105122	124,743	0.00%	-29.08%

Gartmore GVIT – International Growth Fund – Class I
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2004	0.50%	1,290	7.594318	9,797	1.40%	13.62%

Gartmore GVIT – International Index Fund – Class VI
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	05/01/06

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2004	0.50%	49,550	12.345496	611,719	1.75%	13.46%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2004	0.50%	2,158	11.184449	24,136	2.46%	4.13%
2003	0.50%	1,037	10.740821	11,138	2.37%	7.37%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2004	0.50%	85,112	11.844428	1,008,103	2.27%	8.99%
2003	0.50%	16,518	10.867503	179,509	2.06%	19.45%

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2004	0.50%	41,042	12.153407	498,800	1.97%	11.53%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2004	0.50%	9,360	11.577210	108,363	2.48%	6.62%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2004	0.50%	87,438	5.649583	493,988	0.00%	14.76%
2003	0.50%	74,157	4.922829	365,062	0.00%	39.44%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.50%	202,754	$16.323372	$3,309,629	1.13%	9.34%
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2004	0.50%	57,928	13.383987	775,308	0.54%	15.15%
2003	0.50%	19,389	11.622612	225,351	0.49%	33.98%
2002	0.50%	7,249	8.674888	62,884	0.42%	-15.73%

Gartmore GVIT – Money Market Fund – Class I
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2005	0.50%	305,794	19.028333	5,818,750	2.64%	2.16%
2004	0.50%	162,122	18.626719	3,019,801	0.78%	0.31%
2003	0.50%	103,301	18.569650	1,918,271	0.63%	0.12%
2002	0.50%	12,207	18.546928	226,402	1.26%	0.71%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2004	0.50%	167,838	41.656679	6,991,574	1.28%	9.20%
2003	0.50%	19,074	38.145818	727,593	0.56%	26.88%
2002	0.50%	3,981	30.065207	119,690	0.85%	-17.77%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2004	0.50%	2,600	12.422944	32,300	0.52%	18.20%
2003	0.50%	588	10.510022	6,180	0.19%	24.76%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.50%	68,500	7.935212	543,562	0.00%	2.69%
2005	0.50%	36,714	7.727049	283,691	0.00%	7.55%
2004	0.50%	32,220	7.184440	231,483	0.00%	12.85%
2003	0.50%	10,334	6.366359	65,790	0.00%	33.60%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2004	0.50%	100,222	20.335711	2,038,086	0.00%	16.71%
2003	0.50%	31,504	17.423619	548,914	0.00%	56.07%
2002	0.50%	4,939	11.163801	55,138	0.01%	-27.53%

Gartmore GVIT – Small Company Fund – Class I
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2004	0.50%	94,992	31.945431	3,034,560	0.00%	18.43%
2003	0.50%	45,264	26.974404	1,220,969	0.00%	40.31%
2002	0.50%	13,072	19.224829	251,307	0.00%	-17.74%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.50%	17,823	3.283013	58,513	0.00%	50.21%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2004	0.50%	21,016	13.881788	291,740	0.00%	11.85%
2003	0.50%	8,655	12.411260	107,419	0.00%	51.38%

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2005	0.50%	15,396	15.316704	235,816	1.69%	3.73%
2004	0.50%	7,480	14.766163	110,451	1.56%	16.91%
2003	0.50%	570	12.630064	7,199	1.52%	26.30%	05/01/03

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2004	0.50%	9,006	13.676033	123,166	4.85%	6.00%
2003	0.50%	2,912	12.901625	37,570	5.47%	11.56%
2002	0.50%	360	11.565028	4,163	4.53%	6.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.50%	9,396	$13.942298	$131,002	1.96%	9.87%
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2004	0.50%	730	11.846263	8,648	3.27%	7.75%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2004	0.50%	23,622	7.224414	170,655	0.02%	17.38%
2003	0.50%	7,149	6.154757	44,000	0.25%	19.63%
2002	0.50%	12,685	5.144661	65,260	0.30%	-16.35%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2004	0.50%	16,918	3.611898	61,106	0.00%	0.06%
2003	0.50%	8,256	3.609555	29,800	0.00%	45.74%
2002	0.50%	3,149	2.476639	7,799	0.00%	-41.23%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%
2004	0.50%	2,006	14.330811	28,748	2.29%	16.88%

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2004	0.50%	11,248	7.051335	79,313	0.83%	18.09%
2003	0.50%	7,242	5.970919	43,241	0.99%	33.86%
2002	0.50%	12,584	4.460490	56,131	0.67%	-26.13%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2004	0.50%	4,150	12.557998	52,116	0.00%	8.64%
2003	0.50%	1,131	11.559230	13,073	0.00%	15.59%	05/01/03

MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2004	0.50%	1,594	14.126859	22,518	0.34%	14.60%

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2004	0.50%	408	10.580939	4,317	1.30%	8.76%
2003	0.50%	387	9.728263	3,765	1.91%	15.70%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.50%	3,464	14.999207	51,957	0.00%	4.73%
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2004	0.50%	4,114	13.988281	57,548	0.00%	11.32%

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2004	0.50%	72,940	34.521424	2,517,993	0.00%	16.02%
2003	0.50%	24,292	29.754395	722,794	0.00%	30.75%
2002	0.50%	5,671	22.757505	129,058	0.00%	-31.51%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2004	0.50%	32,314	11.637402	376,051	0.12%	15.24%
2003	0.50%	12,247	10.098680	123,679	0.84%	31.10%
2002	0.50%	870	7.702769	6,701	0.80%	-26.82%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2005	0.50%	490	11.711411	5,739	0.22%	17.11%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.50%	55,674	$23.474013	$1,306,892	3.06%	3.68%
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2004	0.50%	37,986	22.429536	852,008	3.64%	0.28%
2003	0.50%	20,267	22.367675	453,326	4.41%	1.91%
2002	0.50%	4,156	21.947749	91,215	4.91%	4.81%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio® – S Class Shares
2006	0.50%	17,228	18.227772	314,028	0.00%	13.90%
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2004	0.50%	2,568	14.179701	36,413	0.00%	15.46%
2003	0.50%	1,669	12.281545	20,498	0.00%	22.82%	05/01/03

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2004	0.50%	72,448	29.143256	2,111,371	0.01%	18.38%
2003	0.50%	15,209	24.617984	374,415	0.00%	34.41%
2002	0.50%	7,065	18.314930	129,395	0.53%	-24.52%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2004	0.50%	98	13.901675	1,362	0.00%	12.71%

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2005	0.50%	63,366	12.019802	761,647	0.00%	20.20%	05/02/05

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2004	0.50%	54,126	34.149236	1,848,362	1.01%	9.55%
2003	0.50%	23,053	31.171669	718,600	2.82%	24.33%
2002	0.50%	9,549	25.070852	239,402	3.60%	-10.85%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2004	0.50%	104,114	15.812092	1,646,260	0.33%	6.40%
2003	0.50%	43,463	14.860580	645,885	0.38%	30.29%
2002	0.50%	9,164	11.405697	104,522	0.64%	-27.22%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2004	0.50%	73,062	26.240474	1,917,182	4.80%	4.97%
2003	0.50%	32,391	24.998938	809,741	5.67%	6.25%
2002	0.50%	379	23.529109	8,918	7.25%	8.54%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2004	0.50%	191,944	34.834576	6,686,288	1.25%	18.57%
2003	0.50%	33,503	29.379176	984,291	0.76%	42.31%
2002	0.50%	4,420	20.644823	91,250	0.56%	-22.52%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2004	0.50%	14,518	12.083237	175,424	4.23%	8.42%
2003	0.50%	8,543	11.144531	95,208	0.00%	11.45%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.50%	116,614	$10.802733	$1,259,750	1.11%	14.45%
2005	0.50%	48,678	9.438598	459,452	1.25%	5.45%
2004	0.50%	33,884	8.950876	303,291	0.84%	8.91%
2003	0.50%	10,060	8.218350	82,677	0.90%	26.09%
2002	0.50%	3,493	6.518000	22,767	0.65%	-19.20%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2004	0.50%	554	16.426073	9,100	0.00%	18.82%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2004	0.50%	50,906	5.706718	290,506	0.00%	19.18%
2003	0.50%	15,822	4.788336	75,761	0.00%	24.96%
2002	0.50%	2,385	3.831748	9,139	0.65%	-28.15%

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2004	0.50%	236	13.691228	3,231	1.66%	10.56%

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2004	0.50%	1,000	14.748085	14,748	1.61%	15.62%

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2004	0.50%	720	12.347084	8,890	0.19%	4.51%

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.50%	392	5.758212	2,257	4.04%	-26.91%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2005	0.50%	818	11.277528	9,225	0.29%	12.78%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02%	05/02/05

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2005	0.50%	540	10.094160	5,451	1.39%	0.94%	05/02/05

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2004	0.50%	36,364	22.649785	823,637	8.78%	8.61%
2003	0.50%	19,995	20.854897	416,994	1.75%	17.57%
2002	0.50%	4,159	17.737696	73,771	0.00%	21.05%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2004	0.50%	56,568	12.083728	683,552	0.59%	25.26%
2003	0.50%	60,208	9.646671	580,807	0.11%	53.42%
2002	0.50%	32,774	6.287778	206,076	0.20%	-3.39%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2004	0.50%	65,614	20.546330	1,348,127	0.37%	23.61%
2003	0.50%	19,105	16.655601	318,205	0.48%	44.36%
2002	0.50%	7,750	11.537923	89,419	0.68%	-3.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.50%	13,740	$11.336567	$155,764	3.94%	3.22%
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2004	0.50%	3,084	10.591991	32,666	4.78%	3.85%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2005	0.50%	28,944	18.495488	535,333	7.52%	11.69%
2004	0.50%	16,150	16.559313	267,433	6.41%	9.51%
2003	0.50%	7,714	15.120856	116,642	0.00%	27.23%
2002	0.50%	2,372	11.884934	28,191	6.91%	8.68%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2004	0.50%	69,458	38.951553	2,705,497	1.55%	35.71%
2003	0.50%	28,086	28.701013	806,097	0.00%	36.83%
2002	0.50%	10,521	20.976263	220,691	3.29%	-1.28%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2004	0.50%	50,972	30.353233	1,547,165	0.00%	15.14%
2003	0.50%	18,256	26.361651	481,258	0.00%	38.73%
2002	0.50%	2,071	19.001713	39,353	0.00%	-12.45%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2004	0.50%	143,178	47.875122	6,854,664	0.00%	17.63%
2003	0.50%	38,309	40.699472	1,559,156	0.07%	36.32%
2002	0.50%	10,474	29.855056	312,702	0.38%	-27.18%

Multiple Payment contracts and Flexible Premium contracts

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
2004	0.80%	43,590	14.322072	624,299	0.00%	10.18%
2003	0.80%	14,499	12.998258	188,462	0.11%	29.98%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%
2004	0.80%	4,090	13.039850	53,333	0.00%	5.78%
2003	0.80%	5,333	12.327742	65,744	0.00%	23.28%	05/01/03

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I Shares
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%
2004	0.80%	9,498	14.826548	140,823	0.00%	14.58%
2003	0.80%	3,166	12.939952	40,968	0.00%	29.40%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
2004	0.80%	38,966	13.684124	533,216	0.96%	10.57%
2003	0.80%	22,041	12.375515	272,769	0.00%	23.76%	05/01/03

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
2004	0.80%	43,250	16.241455	702,443	0.13%	18.35%
2003	0.80%	11,736	13.722986	161,053	0.02%	37.23%	05/01/03

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2005	0.80%	119,320	23.498278	2,803,815	1.83%	4.10%
2004	0.80%	159,436	22.572554	3,598,878	1.68%	8.90%
2003	0.80%	195,164	20.727117	4,045,187	2.53%	18.51%
2002	0.80%	196,895	17.490037	3,443,701	2.63%	-10.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.80%	250,368	$25.255777	$6,323,238	0.00%	16.29%
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2004	0.80%	460,364	17.935168	8,256,706	0.00%	6.73%
2003	0.80%	592,724	16.804738	9,960,572	0.00%	19.51%
2002	0.80%	657,612	14.060797	9,246,549	0.00%	-21.83%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2004	0.80%	220,344	11.796249	2,599,233	1.44%	12.09%
2003	0.80%	259,996	10.523680	2,736,115	1.30%	28.32%
2002	0.80%	289,017	8.200926	2,370,207	1.10%	-20.01%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
2004	0.80%	72,104	10.778433	777,168	3.57%	4.96%
2003	0.80%	6,574	10.268669	67,506	1.88%	2.69%	04/30/03

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2005	0.80%	311,096	19.440637	6,047,904	1.27%	12.35%
2004	0.80%	471,466	17.302961	8,157,758	0.58%	14.01%
2003	0.80%	587,899	15.176915	8,922,493	0.75%	23.52%
2002	0.80%	679,193	12.287143	8,345,342	0.79%	-21.01%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12%	05/02/05

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62%	05/02/05

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2004	0.80%	37,042	10.877007	402,906	0.00%	9.79%
2003	0.80%	34,345	9.906750	340,247	0.00%	23.90%
2002	0.80%	7,959	7.995504	63,636	0.46%	-20.04%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2004	0.80%	363,556	21.408869	7,783,323	1.01%	13.42%
2003	0.80%	461,113	18.875362	8,703,675	1.09%	27.93%
2002	0.80%	522,332	14.754246	7,706,615	0.90%	-13.32%

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03%	05/02/05

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2004	0.80%	40,182	12.487641	501,778	0.00%	17.05%
2003	0.80%	53,805	10.668685	574,029	0.00%	46.48%
2002	0.80%	156,158	7.283277	1,137,342	0.00%	-34.68%

Credit Suisse Trust – International Focus Portfolio
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2004	0.80%	369,172	12.174019	4,494,307	0.99%	13.83%
2003	0.80%	431,745	10.695076	4,617,546	0.49%	32.03%
2002	0.80%	469,749	8.100409	3,805,159	0.00%	-20.54%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.80%	270,450	$18.909841	$5,114,166	0.00%	3.94%
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2004	0.80%	539,886	18.844567	10,173,918	0.00%	9.99%
2003	0.80%	692,838	17.133573	11,870,790	0.00%	47.37%
2002	0.80%	739,837	11.626571	8,601,767	0.00%	-34.22%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2005	0.80%	52,974	13.422021	711,018	0.00%	6.38%
2004	0.80%	70,472	12.616946	889,141	0.50%	20.91%
2003	0.80%	47,348	10.434661	494,060	0.33%	36.68%
2002	0.80%	5,194	7.634206	39,652	0.27%	-23.66%	05/01/02

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2005	0.80%	285,024	23.643910	6,739,082	0.00%	2.79%
2004	0.80%	333,044	23.001657	7,660,564	0.38%	5.36%
2003	0.80%	403,682	21.830604	8,812,622	0.11%	25.00%
2002	0.80%	432,657	17.464486	7,556,132	0.21%	-29.51%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2004	0.80%	1,932,026	28.366357	54,804,539	1.80%	9.76%
2003	0.80%	2,290,356	25.844217	59,192,457	1.51%	27.34%
2002	0.80%	2,526,349	20.295193	51,272,741	1.31%	-22.98%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2004	0.80%	279,490	13.390880	3,742,617	1.63%	4.21%
2003	0.80%	338,655	12.850022	4,351,724	1.40%	20.20%
2002	0.80%	376,103	10.690124	4,020,588	1.14%	-17.38%

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
2004	0.80%	22,806	14.173675	323,245	0.22%	10.45%
2003	0.80%	8,113	12.832258	104,108	0.08%	28.32%	05/01/03

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2004	0.80%	117,298	13.093387	1,535,828	1.23%	6.61%
2003	0.80%	140,345	12.281397	1,723,633	0.84%	25.56%
2002	0.80%	152,335	9.781078	1,490,001	0.60%	-25.92%

Federated Insurance Series – Federated American Leaders Fund II – Primary Shares
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
2004	0.80%	5,782	13.647806	78,912	0.41%	8.90%
2003	0.80%	1,104	12.531875	13,835	0.00%	25.32%	05/01/03

Federated Insurance Series – Federated Capital Appreciation Fund II – Primary Shares
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
2004	0.80%	770	12.772814	9,835	0.28%	6.54%
2003	0.80%	553	11.988805	6,630	0.00%	19.89%	05/01/03

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2004	0.80%	73,162	11.445157	837,351	4.98%	2.79%
2003	0.80%	117,985	11.134037	1,313,649	3.93%	3.81%
2002	0.80%	101,228	10.725195	1,085,690	0.00%	7.25%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.80%	547,442	$55.961825	$30,635,853	3.30%	19.24%
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2004	0.80%	1,112,750	44.687399	49,725,903	1.56%	10.64%
2003	0.80%	1,336,308	40.389521	53,972,840	1.80%	29.29%
2002	0.80%	1,471,599	31.238892	45,971,122	1.77%	-17.61%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2004	0.80%	1,643,610	37.792486	62,116,108	0.27%	2.55%
2003	0.80%	2,035,206	36.851094	74,999,568	0.27%	31.79%
2002	0.80%	2,235,794	27.961807	62,516,840	0.25%	-30.66%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2004	0.80%	565,686	26.597360	15,045,754	8.82%	8.72%
2003	0.80%	720,241	24.464133	17,620,072	5.94%	26.25%
2002	0.80%	765,595	19.377316	14,835,176	9.29%	2.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2004	0.80%	498,640	21.357697	10,649,802	1.14%	12.73%
2003	0.80%	653,974	18.945840	12,390,087	0.83%	42.23%
2002	0.80%	722,432	13.320811	9,623,380	0.83%	-20.92%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34%	05/02/05

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2005	0.80%	261,190	28.387536	7,414,541	2.76%	3.22%
2004	0.80%	416,912	27.502617	11,466,171	2.76%	4.63%
2003	0.80%	623,055	26.285930	16,377,580	3.62%	17.04%
2002	0.80%	753,208	22.459775	16,916,882	3.98%	-9.46%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2004	0.80%	1,547,972	27.679601	42,847,247	0.34%	14.56%
2003	0.80%	1,740,028	24.162368	42,043,197	0.46%	27.44%
2002	0.80%	1,875,068	18.959642	35,550,618	0.85%	-10.07%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
2004	0.80%	47,726	10.517675	501,967	1.88%	3.49%
2003	0.80%	12,869	10.163210	130,790	0.00%	1.63%	05/01/03

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2004	0.80%	304,964	10.396153	3,170,452	0.53%	6.34%
2003	0.80%	324,568	9.776597	3,173,171	0.74%	28.84%
2002	0.80%	328,074	7.588268	2,489,513	1.07%	-22.47%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%
2004	0.80%	190,596	17.341823	3,305,282	0.00%	23.78%
2003	0.80%	40,642	14.010381	569,410	0.00%	40.10%	05/01/03

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2004	0.80%	79,260	13.221316	1,047,922	0.00%	13.08%
2003	0.80%	100,700	11.692079	1,177,392	0.00%	56.53%
2002	0.80%	10,466	7.469351	78,174	0.00%	-25.31%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.80%	110,500	$15.552071	$1,718,504	0.73%	15.69%
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60%	05/02/05

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57%	05/01/06

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 1
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%
2004	0.80%	110,404	13.509605	1,491,514	0.66%	10.36%
2003	0.80%	47,169	12.240997	577,396	0.20%	22.41%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 1
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
2004	0.80%	87,470	16.355679	1,430,631	0.19%	23.10%
2003	0.80%	8,003	13.286230	106,330	0.12%	32.86%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 1
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
2004	0.80%	64,070	15.564386	997,210	1.10%	17.93%
2003	0.80%	22,318	13.198462	294,563	0.79%	31.98%	05/01/03

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29%	05/02/05

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71%	05/02/05

Gartmore GVIT – American Funds GVIT Asset Allocation Fund – Class II
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01%	05/01/06

Gartmore GVIT – American Funds GVIT Bond Fund – Class II
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83%	05/01/06

Gartmore GVIT – American Funds GVIT Global Growth Fund – Class II
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85%	05/01/06

Gartmore GVIT – American Funds GVIT Growth Fund – Class II
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10%	05/01/06

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class I
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
2004	0.80%	64,536	16.550116	1,068,078	2.03%	19.33%
2003	0.80%	6,704	13.764414	92,277	0.00%	37.64%	05/01/03

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91%	05/02/05

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2004	0.80%	84,992	13.506849	1,147,974	0.93%	19.78%
2003	0.80%	74,580	11.276219	840,980	0.66%	63.95%
2002	0.80%	29,904	6.877883	205,676	0.17%	-15.91%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.80%	71,548	$17.983970	$1,286,717	0.78%	35.56%
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66%	05/02/05

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%
2004	0.80%	29,550	12.079399	356,946	8.50%	9.22%
2003	0.80%	13,029	11.059766	144,098	9.25%	10.60%	05/01/03

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85%	05/02/05

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2004	0.80%	23,526	14.514755	341,474	1.45%	20.03%
2003	0.80%	19,256	12.092670	232,856	0.88%	40.33%
2002	0.80%	3,345	8.617613	28,826	0.08%	-13.82%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2004	0.80%	44,046	12.036757	530,171	0.00%	7.00%
2003	0.80%	22,955	11.249287	258,227	0.00%	35.61%
2002	0.80%	3,831	8.295539	31,780	0.00%	-17.04%	05/01/02

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
2005	0.80%	19,656	10.685265	210,030	0.00%	6.85%	05/02/05

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2004	0.80%	219,234	3.086695	676,708	0.00%	3.48%
2003	0.80%	304,934	2.982846	909,571	0.00%	54.00%
2002	0.80%	113,725	1.936951	220,280	0.59%	-43.24%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52%	05/02/05

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2004	0.80%	38,258	13.704848	524,320	1.92%	28.93%
2003	0.80%	6,211	10.629478	66,020	0.70%	23.06%
2002	0.80%	1,341	8.637451	11,583	0.54%	-13.63%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%
2004	0.80%	314,094	23.746180	7,458,533	5.48%	2.44%
2003	0.80%	448,119	23.180734	10,387,727	3.14%	1.19%
2002	0.80%	575,815	22.908666	13,191,154	4.42%	10.10%

Gartmore GVIT – Growth Fund: Class I
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2004	0.80%	818,234	17.006258	13,915,099	0.33%	7.30%
2003	0.80%	936,407	15.849998	14,842,049	0.02%	31.68%
2002	0.80%	969,929	12.036520	11,674,570	0.00%	-29.29%

Gartmore GVIT – International Growth Fund – Class I
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2004	0.80%	16,036	7.498148	120,240	1.40%	13.28%
2003	0.80%	5,733	6.618892	37,946	0.00%	34.54%
2002	0.80%	7,532	4.919535	37,054	0.00%	-24.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – International Index Fund – Class VI
2006	0.80%	1,052	$10.917219	$11,485	1.38%	9.17%	05/01/06

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
2004	0.80%	57,102	12.237400	698,780	1.75%	13.12%
2003	0.80%	45,840	10.818285	495,910	1.41%	30.82%
2002	0.80%	17,710	8.269753	146,457	1.83%	-17.30%	01/25/02

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2004	0.80%	44,818	11.086539	496,877	2.46%	3.82%
2003	0.80%	27,042	10.678769	288,775	2.37%	7.05%
2002	0.80%	21,249	9.975795	211,976	2.80%	-0.24%	01/25/02

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2004	0.80%	230,378	11.740731	2,704,806	2.27%	8.66%
2003	0.80%	153,659	10.804715	1,660,242	2.06%	19.10%
2002	0.80%	44,700	9.072331	405,533	1.72%	-9.28%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2004	0.80%	250,424	12.046998	3,016,857	1.97%	11.20%
2003	0.80%	180,393	10.833658	1,954,316	1.54%	25.64%
2002	0.80%	94,483	8.623105	814,737	1.55%	-13.77%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2004	0.80%	43,224	11.475860	496,033	2.48%	6.31%
2003	0.80%	40,296	10.795210	435,004	2.34%	12.79%
2002	0.80%	18,773	9.570814	179,673	2.35%	-4.29%	01/25/02

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2004	0.80%	97,936	5.570908	545,592	0.00%	14.42%
2003	0.80%	398,980	4.868865	1,942,580	0.00%	39.02%
2002	0.80%	250,537	3.502288	877,453	0.00%	-37.52%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2005	0.80%	229,268	14.677115	3,364,993	1.03%	11.21%
2004	0.80%	324,610	13.197899	4,284,170	0.54%	14.81%
2003	0.80%	402,465	11.495433	4,626,509	0.49%	33.58%
2002	0.80%	332,165	8.605706	2,858,514	0.42%	-15.98%

Gartmore GVIT – Money Market Fund – Class I
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2005	0.80%	727,730	15.286397	11,124,370	2.64%	1.85%
2004	0.80%	899,340	15.008890	13,498,095	0.78%	0.00%
2003	0.80%	1,224,466	15.008153	18,376,973	0.63%	-0.18%
2002	0.80%	1,963,625	15.035122	29,523,341	1.26%	0.40%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2004	0.80%	1,808,392	33.651239	60,854,631	1.28%	8.88%
2003	0.80%	2,115,628	30.907637	65,389,062	0.56%	26.50%
2002	0.80%	2,203,258	24.433418	53,833,124	0.85%	-18.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.80%	10,376	$15.526442	$161,102	0.97%	15.12%
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2004	0.80%	3,724	12.323917	45,894	0.52%	17.85%
2003	0.80%	6,691	10.457551	69,971	0.19%	24.39%
2002	0.80%	12,664	8.407288	106,470	1.18%	-15.93%	05/01/02

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.80%	62,918	7.778128	489,384	0.00%	2.39%
2005	0.80%	96,746	7.596795	734,960	0.00%	7.23%
2004	0.80%	168,182	7.084474	1,191,481	0.00%	12.51%
2003	0.80%	191,617	6.296628	1,206,541	0.00%	33.20%
2002	0.80%	202,182	4.727311	955,777	0.00%	-33.82%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2004	0.80%	410,958	19.932939	8,191,601	0.00%	16.36%
2003	0.80%	566,915	17.129814	9,711,149	0.00%	55.61%
2002	0.80%	581,061	11.008455	6,396,584	0.01%	-27.74%

Gartmore GVIT – Small Company Fund – Class I
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2004	0.80%	659,468	31.412204	20,715,343	0.00%	18.07%
2003	0.80%	812,594	26.603797	21,618,086	0.00%	39.89%
2002	0.80%	877,427	19.017572	16,686,531	0.00%	-17.99%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.80%	103,819	3.251119	337,528	0.00%	49.76%
2002	0.80%	80,828	2.170866	175,467	0.00%	-43.31%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2004	0.80%	27,528	13.771155	379,092	0.00%	11.51%
2003	0.80%	55,080	12.349314	680,200	0.00%	50.93%
2002	0.80%	3,205	8.182356	26,224	0.00%	-18.18%	05/01/02

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund: Class I
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%
2004	0.80%	29,708	14.692503	436,485	1.56%	16.56%
2003	0.80%	9,638	12.604789	121,485	1.52%	26.05%	05/01/03

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2004	0.80%	59,986	13.485955	808,968	4.85%	5.68%
2003	0.80%	67,316	12.760526	858,988	5.47%	11.22%
2002	0.80%	94,053	11.472904	1,079,061	4.53%	6.35%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
2004	0.80%	6,582	11.787133	77,583	3.27%	7.43%
2003	0.80%	2,548	10.971897	27,956	4.49%	9.72%	05/01/03

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2004	0.80%	271,392	7.123936	1,933,379	0.02%	17.03%
2003	0.80%	331,505	6.087370	2,017,994	0.25%	19.28%
2002	0.80%	358,288	5.103609	1,828,562	0.30%	-16.60%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2004	0.80%	234,210	3.561614	834,166	0.00%	-0.23%
2003	0.80%	262,295	3.569999	936,393	0.00%	45.31%
2002	0.80%	276,903	2.456849	680,309	0.00%	-41.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.80%	3,660	$17.241178	$63,103	0.10%	9.89%
2005	0.80%	11,304	15.689665	177,356	1.43%	10.03%
2004	0.80%	4,180	14.259340	59,604	2.29%	16.53%
2003	0.80%	649	12.236775	7,942	0.30%	22.37%	05/01/03

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68%	05/01/06

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2004	0.80%	166,012	6.953243	1,154,322	0.83%	17.74%
2003	0.80%	186,894	5.905539	1,103,710	0.99%	33.46%
2002	0.80%	219,129	4.424879	969,619	0.67%	-26.35%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
2004	0.80%	15,444	12.495325	192,978	0.00%	8.32%
2003	0.80%	3,685	11.536092	42,510	0.00%	15.36%	05/01/03

MFS® Variable Insurance Trust – Value Series – Initial Class
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
2005	0.80%	12,536	14.873414	186,453	0.65%	5.81%
2004	0.80%	9,316	14.056392	130,949	0.34%	14.26%
2003	0.80%	3,296	12.301954	40,547	0.00%	23.02%	05/01/03

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares
2006	0.80%	852	27.426214	23,367	0.77%	9.79%
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%
2004	0.80%	1,898	23.063588	43,775	1.30%	8.44%
2003	0.80%	3,028	21.268673	64,402	1.91%	15.35%
2002	0.80%	2,497	18.438130	46,040	4.01%	-17.81%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%
2004	0.80%	3,644	13.918505	50,719	0.00%	10.99%
2003	0.80%	854	12.540843	10,710	0.00%	25.41%	05/01/03

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2004	0.80%	519,352	23.576070	12,244,279	0.00%	15.67%
2003	0.80%	637,363	20.381526	12,990,431	0.00%	30.35%
2002	0.80%	698,803	15.635481	10,926,121	0.00%	-31.71%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2004	0.80%	121,580	11.406874	1,386,848	0.12%	14.89%
2003	0.80%	143,460	9.928356	1,424,322	0.84%	30.71%
2002	0.80%	161,292	7.595581	1,225,106	0.80%	-27.04%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88%	05/02/05

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%
2004	0.80%	165,170	18.154314	2,998,548	3.64%	-0.02%
2003	0.80%	195,325	18.158640	3,546,836	4.41%	1.61%
2002	0.80%	225,668	17.871272	4,032,974	4.91%	4.50%

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio® – S Class Shares
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
2004	0.80%	11,620	14.108984	163,946	0.00%	15.11%
2003	0.80%	17,581	12.256991	215,490	0.00%	22.57%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.80%	317,204	$37.436671	$11,875,062	0.71%	11.35%
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2004	0.80%	534,216	28.709463	15,337,054	0.01%	18.03%
2003	0.80%	637,464	24.324378	15,505,915	0.00%	34.01%
2002	0.80%	728,943	18.150798	13,230,897	0.53%	-24.75%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00%	05/02/05

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio® – Class I
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
2004	0.80%	18,504	13.832310	255,953	0.00%	12.38%
2003	0.80%	3,251	12.308850	40,016	0.00%	23.09%	05/01/03

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96%	05/02/05

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2004	0.80%	325,990	32.435047	10,573,501	1.01%	9.22%
2003	0.80%	378,776	29.695890	11,248,090	2.82%	23.96%
2002	0.80%	393,230	23.955594	9,420,058	3.60%	-11.12%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2004	0.80%	653,294	15.508004	10,131,286	0.33%	6.08%
2003	0.80%	796,583	14.618573	11,644,907	0.38%	29.90%
2002	0.80%	847,094	11.253616	9,532,871	0.64%	-27.44%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2004	0.80%	337,846	23.877339	8,066,863	4.80%	4.65%
2003	0.80%	422,466	22.815950	9,638,963	5.67%	5.93%
2002	0.80%	492,395	21.538984	10,605,688	7.25%	8.21%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2005	0.80%	519,226	38.963173	20,230,692	1.07%	13.40%
2004	0.80%	723,504	34.359210	24,859,026	1.25%	18.21%
2003	0.80%	941,453	29.065271	27,363,587	0.76%	41.88%
2002	0.80%	1,001,953	20.485514	20,525,522	0.56%	-22.76%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
2004	0.80%	30,734	12.022940	369,513	4.23%	8.10%
2003	0.80%	12,557	11.122220	139,662	0.00%	11.22%	05/01/03

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2004	0.80%	97,760	8.826404	862,869	0.84%	8.59%
2003	0.80%	114,284	8.128407	928,947	0.90%	25.71%
2002	0.80%	111,681	6.466008	722,130	0.65%	-19.44%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%
2004	0.80%	26,984	16.344185	441,031	0.00%	18.47%
2003	0.80%	26,396	13.796198	364,164	0.00%	37.96%	05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.80%	125,750	$6.404804	$805,404	0.00%	2.14%
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2004	0.80%	265,960	5.627305	1,496,638	0.00%	18.82%
2003	0.80%	315,600	4.735882	1,494,644	0.00%	24.59%
2002	0.80%	279,004	3.801151	1,060,536	0.65%	-28.37%

Putnam Variable Trust – Putnam VT Growth and Income Fund – IB Shares
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
2004	0.80%	3,926	13.622923	53,484	1.66%	10.23%
2003	0.80%	1,210	12.359054	14,954	0.00%	23.59%	05/01/03

Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%
2004	0.80%	8,052	14.674512	118,159	1.61%	15.27%
2003	0.80%	4,931	12.730633	62,775	0.00%	27.31%	05/01/03

Putnam Variable Trust – Putnam VT Voyager II Fund – IB Shares
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
2004	0.80%	1,378	12.285483	16,929	0.19%	4.20%
2003	0.80%	1,238	11.790763	14,597	0.00%	17.91%	05/01/03

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.80%	199,430	5.696130	1,135,979	4.04%	-27.13%

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55%	05/02/05

T. Rowe Price Equity Income Portfolio – II
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81%	05/02/05

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74%	05/02/05

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2004	0.80%	94,458	20.409871	1,927,876	8.78%	8.28%
2003	0.80%	159,535	18.848928	3,007,064	1.75%	17.22%
2002	0.80%	198,934	16.079714	3,198,802	0.00%	20.69%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2005	0.80%	293,746	15.531958	4,562,451	0.73%	30.95%
2004	0.80%	322,338	11.861162	3,823,303	0.59%	24.89%
2003	0.80%	401,918	9.497431	3,817,188	0.11%	52.96%
2002	0.80%	444,801	6.209058	2,761,795	0.20%	-3.68%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2004	0.80%	134,666	24.559747	3,307,363	0.37%	23.24%
2003	0.80%	173,612	19.968789	3,466,821	0.48%	43.92%
2002	0.80%	254,426	13.874598	3,530,058	0.68%	-3.61%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%
2004	0.80%	15,460	10.539104	162,935	4.78%	3.54%
2003	0.80%	2,958	10.179170	30,110	0.00%	1.79%	05/01/03

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2004	0.80%	74,670	16.240956	1,212,712	6.41%	9.19%
2003	0.80%	113,201	14.874690	1,683,830	0.00%	26.85%
2002	0.80%	79,485	11.726545	932,084	6.91%	8.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.80%	195,750	$60.938109	$11,928,635	1.08%	36.95%
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2004	0.80%	332,014	38.319214	12,722,516	1.55%	35.31%
2003	0.80%	336,013	28.319843	9,515,835	0.00%	36.42%
2002	0.80%	355,742	20.759770	7,385,122	3.29%	-1.58%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2004	0.80%	194,396	30.000581	5,831,993	0.00%	14.80%
2003	0.80%	240,474	26.133664	6,284,467	0.00%	38.32%
2002	0.80%	264,753	18.893884	5,002,212	0.00%	-12.72%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2004	0.80%	515,136	47.318990	24,375,715	0.00%	17.28%
2003	0.80%	690,716	40.347502	27,868,665	0.07%	35.92%
2002	0.80%	826,619	29.685674	24,538,742	0.38%	-27.40%

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	1.00%	83,020	19.238731	1,597,199	1.39%	17.48%
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%

Credit Suisse Trust – Global Small Cap Portfolio
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%

Credit Suisse Trust – International Focus Portfolio
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2005	1.00%	344,792	8.862854	3,055,841	1.60%	3.65%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	1.00%	29,734	$11.773803	$350,082	3.43%	3.12%
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%

Gartmore GVIT – Emerging Markets Fund – Class I
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%

Gartmore GVIT – Global Utilities Fund – Class I
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%

Gartmore GVIT – Government Bond Fund – Class I
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2005	1.00%	119,678	12.902408	1,544,134	3.64%	2.24%

Gartmore GVIT – Growth Fund: Class I
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%

Gartmore GVIT – International Growth Fund – Class I
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	1.00%	290	15.042687	4,362	2.11%	15.71%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	1.00%	5,798	11.849304	68,702	2.89%	5.11%
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	1.00%	23,212	$14.398126	$334,209	2.27%	13.40%
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%

Gartmore GVIT – Money Market Fund – Class I
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%

Gartmore GVIT – Nationwide® Fund – Class I
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	1.00%	24,648	7.684584	189,410	0.00%	2.18%
2005	1.00%	9,740	7.520431	73,249	0.00%	7.02%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%

Gartmore GVIT – Small Company Fund – Class I
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
2005	1.00%	13,390	15.184319	203,318	0.00%	10.85%

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2006	1.00%	200,916	6.390816	1,284,017	0.00%	12.94%
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2005	1.00%	47,674	11.659063	555,834	2.61%	0.44%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2006	1.00%	143,020	$13.594148	$1,944,235	2.13%	10.04%
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%

Single Premium contracts issued on or after April 16, 1990

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	1.30%	990	23.745073	23,508	1.93%	8.21%
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%
2004	1.30%	35,358	21.184881	749,055	1.68%	8.36%
2003	1.30%	36,906	19.550372	721,526	2.53%	17.92%
2002	1.30%	36,064	16.579698	597,930	2.63%	-10.73%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
2005	1.30%	6,016	21.895512	131,723	0.00%	20.49%
2004	1.30%	66,996	18.171733	1,217,433	0.00%	6.19%
2003	1.30%	85,342	17.111726	1,460,349	0.00%	18.92%
2002	1.30%	83,334	14.389339	1,199,121	0.00%	-22.22%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%
2004	1.30%	31,276	11.409408	356,841	1.44%	11.53%
2003	1.30%	21,876	10.229575	223,782	1.30%	27.68%
2002	1.30%	18,481	8.011655	148,063	1.10%	-20.41%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – International Fund – Class I
2006	1.30%	6,172	$22.662010	$139,870	1.65%	23.42%
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
2004	1.30%	55,662	16.424915	914,244	0.58%	13.44%
2003	1.30%	52,719	14.478934	763,315	0.75%	22.90%
2002	1.30%	67,411	11.780758	794,153	0.79%	-21.40%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2004	1.30%	8,076	10.732849	86,678	0.00%	9.25%
2003	1.30%	1,710	9.824442	16,800	0.00%	23.29%
2002	1.30%	739	7.968770	5,889	0.46%	-20.31%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2005	1.30%	16,188	21.324425	345,200	0.88%	3.68%
2004	1.30%	92,778	20.567340	1,908,197	1.01%	12.86%
2003	1.30%	85,452	18.224277	1,557,301	1.09%	27.29%
2002	1.30%	94,957	14.316630	1,359,464	0.90%	-13.75%

Credit Suisse Trust – Global Small Cap Portfolio
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
2004	1.30%	4,110	11.996474	49,306	0.00%	16.47%
2003	1.30%	10,616	10.300420	109,349	0.00%	45.75%
2002	1.30%	5,188	7.067052	36,664	0.00%	-35.01%

Credit Suisse Trust – International Focus Portfolio
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
2004	1.30%	41,378	11.609376	480,373	0.99%	13.26%
2003	1.30%	33,394	10.250133	342,293	0.49%	31.37%
2002	1.30%	49,680	7.802280	387,617	0.00%	-20.94%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
2004	1.30%	42,546	17.970297	764,564	0.00%	9.44%
2003	1.30%	49,309	16.420586	809,683	0.00%	46.63%
2002	1.30%	54,671	11.198504	612,233	0.00%	-34.55%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
2004	1.30%	21,594	12.449758	268,840	0.50%	20.31%
2003	1.30%	14,581	10.347973	150,884	0.33%	36.00%

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	1.30%	430	23.974748	10,309	0.11%	7.79%
2005	1.30%	1,602	22.241255	35,630	0.00%	2.28%
2004	1.30%	9,240	21.745234	200,926	0.38%	4.84%
2003	1.30%	11,971	20.741572	248,297	0.11%	24.38%
2002	1.30%	13,724	16.676328	228,866	0.21%	-29.86%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
2004	1.30%	166,174	26.815353	4,456,014	1.80%	9.21%
2003	1.30%	181,645	24.553549	4,460,029	1.51%	26.71%
2002	1.30%	179,477	19.378177	3,477,937	1.31%	-23.37%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
2004	1.30%	69,410	12.900329	895,412	1.63%	3.69%
2003	1.30%	71,606	12.441321	890,873	1.40%	19.61%
2002	1.30%	74,627	10.401947	776,266	1.14%	-17.79%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%
2004	1.30%	20,464	12.578597	257,408	1.23%	6.08%
2003	1.30%	19,988	11.857652	237,011	0.84%	24.94%
2002	1.30%	13,957	9.490878	132,464	0.60%	-26.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2005	1.30%	296	$11.292632	$3,343	3.65%	-0.01%
2004	1.30%	5,244	11.293463	59,223	4.98%	2.28%
2003	1.30%	11,443	11.041537	126,348	3.93%	3.29%
2002	1.30%	4,830	10.689420	51,630	0.00%	6.89%	05/01/02

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
2004	1.30%	197,270	41.630375	8,212,424	1.56%	10.09%
2003	1.30%	228,092	37.815050	8,625,310	1.80%	28.65%
2002	1.30%	242,191	29.394119	7,118,991	1.77%	-18.02%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
2004	1.30%	195,692	35.692511	6,984,739	0.27%	2.04%
2003	1.30%	224,376	34.977889	7,848,199	0.27%	31.13%
2002	1.30%	239,109	26.673304	6,377,827	0.25%	-31.01%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
2004	1.30%	106,760	27.298414	2,914,379	8.82%	8.18%
2003	1.30%	136,028	25.234771	3,432,635	5.94%	25.62%
2002	1.30%	160,671	20.087809	3,227,528	9.29%	2.11%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
2004	1.30%	95,424	18.954713	1,808,735	1.14%	12.17%
2003	1.30%	111,937	16.898456	1,891,562	0.83%	41.52%
2002	1.30%	129,046	11.940760	1,540,907	0.83%	-21.31%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	1.30%	654	31.718247	20,744	2.71%	5.93%
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
2004	1.30%	121,996	29.152937	3,556,542	2.76%	4.11%
2003	1.30%	143,073	28.002882	4,006,456	3.62%	16.45%
2002	1.30%	165,830	24.046655	3,987,657	3.98%	-9.91%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
2004	1.30%	167,594	26.396331	4,423,867	0.34%	13.99%
2003	1.30%	185,397	23.157613	4,293,352	0.46%	26.81%
2002	1.30%	199,804	18.262213	3,648,863	0.85%	-10.52%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2005	1.30%	844	10.765183	9,086	0.95%	7.49%
2004	1.30%	18,258	10.015165	182,857	0.53%	5.81%
2003	1.30%	18,158	9.465516	171,875	0.74%	28.20%
2002	1.30%	15,005	7.383595	110,791	1.07%	-22.86%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%
2004	1.30%	23,932	13.046144	312,220	0.00%	12.52%
2003	1.30%	40,013	11.594984	463,950	0.00%	55.76%
2002	1.30%	1,517	7.444367	11,293	0.00%	-25.56%	05/01/02

Gartmore GVIT – Emerging Markets Fund – Class I
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%
2004	1.30%	13,996	13.222981	185,069	0.93%	19.18%
2003	1.30%	31,749	11.094534	352,240	0.66%	63.13%
2002	1.30%	2,303	6.800904	15,662	0.17%	-16.33%

Gartmore GVIT – Global Financial Services Fund – Class I
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
2004	1.30%	9,204	14.322458	131,824	1.45%	19.43%
2003	1.30%	8,059	11.992233	96,645	0.88%	39.63%
2002	1.30%	3,861	8.588804	33,161	0.08%	-14.11%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Global Health Sciences Fund – Class I
2005	1.30%	286	$12.713706	$3,636	0.00%	7.04%
2004	1.30%	21,374	11.877203	253,863	0.00%	6.47%
2003	1.30%	22,102	11.155813	246,566	0.00%	34.93%
2002	1.30%	13,221	8.267793	109,308	0.00%	-17.32%	05/01/02

Gartmore GVIT – Global Technology and Communications Fund – Class I
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%
2004	1.30%	29,678	3.021716	89,678	0.00%	2.97%
2003	1.30%	49,780	2.934687	146,089	0.00%	53.23%
2002	1.30%	7,189	1.915215	13,768	0.59%	-43.52%

Gartmore GVIT – Global Utilities Fund – Class I
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
2004	1.30%	21,056	13.523265	284,746	1.92%	28.29%
2003	1.30%	6,218	10.541163	65,545	0.70%	22.45%
2002	1.30%	2,573	8.608580	22,150	0.54%	-13.91%	05/01/02

Gartmore GVIT – Government Bond Fund – Class I
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%
2004	1.30%	87,934	24.397010	2,145,327	5.48%	1.93%
2003	1.30%	125,005	23.935432	2,992,049	3.14%	0.68%
2002	1.30%	222,251	23.773114	5,283,598	4.42%	9.55%

Gartmore GVIT – Growth Fund: Class I
2006	1.30%	932	17.584603	16,389	0.05%	4.80%
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
2004	1.30%	20,390	15.960562	325,436	0.33%	6.76%
2003	1.30%	25,825	14.949958	386,083	0.02%	31.03%
2002	1.30%	29,222	11.409842	333,418	0.00%	-29.64%

Gartmore GVIT – International Growth Fund – Class I
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
2004	1.30%	15,442	7.340515	113,352	1.40%	12.72%
2003	1.30%	4,222	6.512199	27,495	0.00%	33.87%
2002	1.30%	3,701	4.864470	18,003	0.00%	-25.09%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2004	1.30%	2,914	10.925221	31,836	2.46%	3.30%
2003	1.30%	2,945	10.576130	31,147	2.37%	6.51%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
2005	1.30%	11,178	12.031239	134,485	2.36%	3.99%
2004	1.30%	35,746	11.569914	413,578	2.27%	8.12%
2003	1.30%	32,069	10.700865	343,166	2.06%	18.50%
2002	1.30%	265	9.030143	2,393	1.72%	-9.70%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
2004	1.30%	24,178	11.871734	287,035	1.97%	10.65%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%
2004	1.30%	78,358	11.308888	886,142	2.48%	5.78%
2003	1.30%	3,555	10.691448	38,008	2.34%	12.23%
2002	1.30%	99	9.526311	943	2.35%	-4.74%	01/25/02

Gartmore GVIT – Mid Cap Growth Fund – Class I
2004	1.30%	19,586	5.442251	106,592	0.00%	13.85%
2003	1.30%	54,348	4.780255	259,797	0.00%	38.33%
2002	1.30%	36,181	3.455755	125,033	0.00%	-37.83%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
2004	1.30%	77,226	12.893433	995,708	0.54%	14.24%
2003	1.30%	76,418	11.286523	862,494	0.49%	32.91%
2002	1.30%	48,885	8.491590	415,111	0.42%	-16.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
2006	1.30%	1,120	$15.396940	$17,245	4.49%	3.18%
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%
2004	1.30%	380,556	14.726229	5,604,155	0.78%	-0.50%
2003	1.30%	388,834	14.800105	5,754,784	0.63%	-0.68%
2002	1.30%	594,197	14.901808	8,854,610	1.26%	-0.10%

Gartmore GVIT – Nationwide® Fund – Class I
2006	1.30%	314	40.292927	12,652	1.08%	12.16%
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%
2004	1.30%	50,156	33.871221	1,698,845	1.28%	8.33%
2003	1.30%	66,484	31.265566	2,078,660	0.56%	25.87%
2002	1.30%	72,057	24.840096	1,789,903	0.85%	-18.42%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
2004	1.30%	5,346	12.160621	65,011	0.52%	17.26%
2003	1.30%	3,455	10.370684	35,831	0.19%	23.77%
2002	1.30%	178	8.379188	1,491	1.18%	-16.21%	05/01/02

Gartmore GVIT – Small Cap Growth Fund – Class I
2005	1.30%	3,160	7.384553	23,335	0.00%	6.70%
2004	1.30%	27,028	6.920939	187,059	0.00%	11.95%
2003	1.30%	28,379	6.182099	175,442	0.00%	32.53%
2002	1.30%	23,644	4.664552	110,289	0.00%	-34.15%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
2004	1.30%	109,740	19.279280	2,115,708	0.00%	15.78%
2003	1.30%	130,023	16.651092	2,165,025	0.00%	54.83%
2002	1.30%	95,522	10.754320	1,027,274	0.01%	-28.11%

Gartmore GVIT – Small Company Fund – Class I
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%
2004	1.30%	27,688	30.001771	830,689	0.00%	17.49%
2003	1.30%	40,659	25.536562	1,038,291	0.00%	39.19%
2002	1.30%	38,599	18.345997	708,137	0.00%	-18.40%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	1.30%	41,875	3.198637	133,943	0.00%	49.02%
2002	1.30%	9,832	2.146502	21,104	0.00%	-43.60%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
2004	1.30%	11,128	13.588665	151,215	0.00%	10.96%
2003	1.30%	16,491	12.246750	201,961	0.00%	50.17%
2002	1.30%	4,697	8.154993	38,304	0.00%	-18.45%	05/01/02

Gartmore GVIT – Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
2004	1.30%	8,078	13.174974	106,427	4.85%	5.16%
2003	1.30%	10,621	12.528743	133,068	5.47%	10.67%
2002	1.30%	10,843	11.320967	122,753	4.53%	5.82%

Janus Aspen Series – Forty Portfolio – Service Shares
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%
2004	1.30%	10,144	6.959531	70,597	0.02%	16.44%
2003	1.30%	13,360	5.976684	79,848	0.25%	18.68%
2002	1.30%	10,536	5.035896	53,058	0.30%	-17.02%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	1.30%	21,408	3.479325	74,485	0.00%	-0.73%
2003	1.30%	36,630	3.505015	128,389	0.00%	44.58%
2002	1.30%	22,402	2.424192	54,307	0.00%	-41.70%

Janus Aspen Series – International Growth Portfolio – Service Shares
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
2004	1.30%	29,924	6.792762	203,267	0.83%	17.15%
2003	1.30%	53,588	5.798153	310,711	0.99%	32.80%
2002	1.30%	59,542	4.366167	259,970	0.67%	-26.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2006	1.30%	1,860	$28.970099	$53,884	0.00%	12.60%
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
2004	1.30%	58,460	22.964403	1,342,499	0.00%	15.10%
2003	1.30%	67,899	19.952228	1,354,736	0.00%	29.71%
2002	1.30%	70,474	15.382754	1,084,084	0.00%	-32.05%

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2004	1.30%	4,968	11.032769	54,811	0.12%	14.32%
2003	1.30%	6,729	9.650858	64,941	0.84%	30.06%
2002	1.30%	6,891	7.420249	51,133	0.80%	-27.40%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	1.30%	492	18.678278	9,190	3.06%	2.86%
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
2004	1.30%	43,950	18.134220	796,999	3.64%	-0.52%
2003	1.30%	68,214	18.229469	1,243,505	4.41%	1.10%
2002	1.30%	82,238	18.030897	1,482,825	4.91%	3.98%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
2004	1.30%	35,560	27.252721	969,107	0.01%	17.44%
2003	1.30%	38,219	23.205843	886,904	0.00%	33.35%
2002	1.30%	42,685	17.402827	742,840	0.53%	-25.12%

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Non-Service Shares
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
2004	1.30%	59,420	31.593672	1,877,296	1.01%	8.68%
2003	1.30%	66,415	29.070523	1,930,719	2.82%	23.34%
2002	1.30%	58,166	23.568558	1,370,889	3.60%	-11.56%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%
2005	1.30%	10,204	15.499156	158,153	0.93%	3.75%
2004	1.30%	74,904	14.939657	1,119,040	0.33%	5.56%
2003	1.30%	87,490	14.153408	1,238,282	0.38%	29.25%
2002	1.30%	84,080	10.950071	920,682	0.64%	-27.81%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
2004	1.30%	31,218	24.168614	754,496	4.80%	4.13%
2003	1.30%	39,108	23.210049	907,699	5.67%	5.40%
2002	1.30%	66,289	22.020858	1,459,741	7.25%	7.67%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
2004	1.30%	74,314	32.480314	2,413,742	1.25%	17.62%
2003	1.30%	72,050	27.613518	1,989,554	0.76%	41.18%
2002	1.30%	77,714	19.559687	1,520,062	0.56%	-23.14%

Oppenheimer Variable Account Funds – Oppenheimer Main Street Fund®/VA – Non-Service Shares
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
2004	1.30%	25,380	8.622799	218,847	0.84%	8.05%
2003	1.30%	16,358	7.980692	130,548	0.90%	25.08%
2002	1.30%	8,466	6.380282	54,015	0.65%	-19.85%

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
2005	1.30%	10,562	6.095550	64,381	0.00%	10.88%
2004	1.30%	38,774	5.497394	213,156	0.00%	18.23%
2003	1.30%	27,365	4.649735	127,240	0.00%	23.97%
2002	1.30%	11,830	3.750690	44,371	0.65%	-28.72%

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	1.30%	28,207	5.494908	154,995	4.04%	-27.49%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	1.30%	710	$20.988551	$14,902	8.51%	5.11%
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
2004	1.30%	41,310	20.861514	861,789	8.78%	7.74%
2003	1.30%	45,248	19.362563	876,117	1.75%	16.64%
2002	1.30%	48,544	16.600653	805,862	0.00%	20.09%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
2004	1.30%	55,514	11.394604	632,560	0.59%	24.27%
2003	1.30%	41,241	9.169570	378,162	0.11%	52.20%
2002	1.30%	32,199	6.024691	193,989	0.20%	-4.16%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%
2004	1.30%	60,654	21.400584	1,298,031	0.37%	22.63%
2003	1.30%	52,868	17.487326	924,520	0.48%	43.21%
2002	1.30%	42,486	12.211274	518,808	0.68%	-4.09%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
2004	1.30%	12,540	15.645892	196,199	6.41%	8.64%
2003	1.30%	28,152	14.401515	405,431	0.00%	26.21%
2002	1.30%	5,151	11.410385	58,775	6.91%	7.81%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2005	1.30%	7,386	42.223333	311,862	1.22%	15.54%
2004	1.30%	39,270	36.542922	1,435,041	1.55%	34.63%
2003	1.30%	45,256	27.142344	1,228,354	0.00%	35.74%
2002	1.30%	51,170	19.996209	1,023,206	3.29%	-2.07%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery FundSM
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
2004	1.30%	20,844	28.158423	586,934	0.00%	14.22%
2003	1.30%	22,400	24.651908	552,203	0.00%	37.63%
2002	1.30%	26,664	17.911803	477,600	0.00%	-13.15%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
2004	1.30%	58,418	44.414552	2,594,609	0.00%	16.69%
2003	1.30%	69,041	38.060714	2,627,750	0.07%	35.24%
2002	1.30%	78,959	28.143339	2,222,170	0.38%	-27.77%

Contract Owners’ Equity Total By Year

2006				$980,827,120

2005				$929,399,760

2004				$915,627,476

2003				$881,562,186

2002				$727,023,336

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220

PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company